As filed with the Securities and Exchange Commission on February 27, 2026

No. 333-146827

No. 811-22135

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

__________________________________________

FORM N-1A
__________________________________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1797	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 1798	☒

__________________________________________

Innovator ETFs® Trust

(Exact Name of Registrant as Specified in Charter)

__________________________________________

200 W. Front Street
Wheaton, Illinois 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 208-5212

Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, New Castle County, Delaware 19808
(Name and Address of Agent for Service)

__________________________________________

Copy to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

––––––––––––––––––––––––––––––––––––––––––

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (date) pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 1797

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectuses for Innovator Equity Managed Floor ETF®; Innovator Nasdaq-100® Managed Floor ETF®; Innovator U.S. Small Cap Managed Floor ETF® and Innovator Equity Managed 100 Buffer ETF™

Part B – Statement of Additional Information for Innovator Equity Managed Floor ETF®; Innovator Nasdaq-100® Managed Floor ETF®; Innovator U.S. Small Cap Managed Floor ETF® and Innovator Equity Managed 100 Buffer ETF™

Part C – Other Information

Signatures

Prospectus

Innovator Equity Managed Floor ETF®

(NYSE Arca — SFLR)

February 27, 2026

Innovator Equity Managed Floor ETF® (the “Fund”) is a series of Innovator ETFs® Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Market prices may differ to some degree from the net asset value (“NAV”) of shares of the Fund (“Shares”). Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Equity Managed Floor ETF®

Investment Objective

The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

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Principal Investment Strategies

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the large-capitalization U.S. equity markets while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are included in the Solactive GBS United States 500 Index (the “Equity Portfolio Index”), together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of U.S. large capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of issuers in a particular industry or group of identified industries. The Fund has significant exposure to the information technology sector. The Fund is classified as a “non-diversified company ” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Large Capitalization Companies Exposure:    The Fund invests its net assets in equity securities of certain U.S. large capitalization companies. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of U.S. Large Cap Index (as defined below) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

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Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of certain of the U.S. large capitalization companies that comprise the Equity Portfolio Index. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly. For additional information relating to the Equity Portfolio Index, see “Additional Information About the Fund’s Principal Investment Strategies”.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of Equity Portfolio Index constituents so as to provide the Fund investment returns that are substantially similar to the Equity Portfolio Index. Through this optimization of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., changes in the price of a specified asset, excluding any dividends paid) of

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U.S. large capitalization indices (the “U.S. Large Cap Index”), including exchange-traded option contracts on the S&P 500® Price Return Index, and on ETFs that seek to replicate the performance of the U.S. Large Cap Index, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the U.S. Large Cap Index and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the SPDR® S&P 500® ETF Trust; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 70% to 80% of the annual returns of the Equity Portfolio Index as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to the S&P 500® Price Return Index.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 8% to 12%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of U.S. Large Cap Index. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the U.S. Large Cap Index underlying

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the option contract, changes in interest rates, changes in the actual or perceived volatility of the U.S. Large Cap Index and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of U.S. Large Cap Index changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the U.S. Large Cap Index. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the U.S. Large Cap Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by U.S. Large Cap Index.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the U.S. Large Cap Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the U.S. Large Cap Index. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of U.S. Large Cap Index beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on

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the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the U.S. Large Cap Index, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the U.S. Large Cap Index are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the U.S. Large Cap Index, which is not guaranteed.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the U.S. Large Cap Index appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put

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option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the U.S. Large Cap Index and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could

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be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that the market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

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Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities that comprise the Equity Portfolio Index, subject to the Fund’s hedging strategy.

Upside Participation Risk.    There can be no guarantee that the Fund will be produce upside returns that correlate to increases of the Equity Portfolio Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

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Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks, among others, associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus

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account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but

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not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of

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the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants (“APs”) are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying

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sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

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Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
30%
20%
10%
0%
21.13%
19.84%
13.31%
2023
2024
2025

The Fund’s highest quarterly return was 9.42% (quarter ended March 31, 2024) and the Fund’s lowest quarterly return was (3.66)% (quarter ended March 31, 2025).
Average Annual Total Return as of December 31, 2025
Innovator Equity Managed Floor ETF®	1 Year	Since Inception (11/8/2022)
Return Before Taxes	13.31%	17.21%
Return After Taxes on Distributions	13.21%	17.03%
Return After Taxes on Distributions and Sale of Fund Shares	7.94%	13.57%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	22.07%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)	16.39%	20.30%
Solactive GBS United States 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	18.06%	22.62%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

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Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC

Investment Sub-Adviser

Parametric Portfolio Associates LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric

•   Gordon Wotherspoon – Head of Equity SMA at Parametric

•   Alex Zweber – Managing Director, Investment Strategy at Parametric

•   Michael Zaslavsky – Senior Investment Strategist at Parametric

•   Larry Berman – Managing Director, Investment Management at Parametric

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund and have served in such capacity since the Fund’s inception in November 2022. Ms. Mihara has served in such capacity since September 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may also issue and redeem Shares in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund is an actively managed ETF. The investment objective of the Fund is to seek long-term capital gains while mitigating overall market risk. The Fund’s investment objective and policies described herein are non-fundamental policies that may be changed by the Board without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”). The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. For purposes of this policy, the Fund will value its option contracts at mark-to-market and its positions are marked-to-market daily. The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days prior notice of any change in this policy.

As described in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee that the Fund will be successful in providing risk-managed investment exposure to the U.S. Large Cap Index.

The Fund invests in equity securities that comprise the Equity Portfolio Index, which seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index ranks U.S. companies by total market capitalization in descending order, with the security having the highest market capitalization assigned a rank of 1. Securities selected for inclusion in the Equity Portfolio Index are selected as follows:

•   The securities with the top 425 market capitalizations are included.

•   The next 75 components are selected by first selecting companies that are constituents of the Equity Portfolio Index prior to the Equity Portfolio Index reconstitution and ranked outside of the top 425 in market capitalization rankings at the time of the reconstitution. The securities within the market capitalization rank of 426-600 within this pool will be chosen until the total number of components selected equals 500.

•   If fewer than 500 components exist after the foregoing step, the highest-ranking securities that were not previously Equity Portfolio Index components are then added until 500 companies are included.

The Fund uses option contracts that reference the U.S. Large Cap Index or an ETF that seeks to replicate the performance of the U.S. Large Cap Index. The Fund purchases “put” option contacts as well as sells “call” option contracts. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Option contracts can either be “American” style or “European” style. American style option contracts may be exercised by the holder of the option contract at any time prior to the option contract’s expiration date. European style option contracts may only be exercised by the holder of the option contract on the expiration date of such option contract. The Fund intends to use American style put option contracts and European style call option contracts.

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The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize the realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the Options Portfolio and Equity Portfolio.

Fund Investments

Principal Investments

Equity Securities

The Fund invests in equity securities, which primarily includes common stocks. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions.

Option Contracts

In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period.

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Many options are exchange-traded and are available to investors with set or defined contract terms (standardized options) and are settled through a clearing house and are guaranteed. The Fund intends to use standardized listed options.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. The Fund’s option contracts are exchange-traded, and therefore will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board. The Fund will enter into option contracts in accordance with Rule 18f-4, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.innovatoretfs.com.

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide a hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any

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given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and existing produce obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of your investment in the Fund is based on the market prices of the securities to which the Fund has exposure. These

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prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Historically, the equity markets have moved in cycles so that the value of the Fund’s equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response.

Upside Participation Risk.    There can be no guarantee that the Fund will be produce upside returns that correlate to increases of the Equity Portfolio Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

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Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4. Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Cleared derivatives, such as the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified

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to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for the Fund’s options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the options, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The securities in the Fund are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could

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also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute

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portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value (“NAV”) and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be

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caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the U.S. Large Cap Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will

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be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the U.S. Large Cap Index under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 173 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, serves as the Fund’s investment sub-adviser. Parametric has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers

Gordon Wotherspoon, Alex Zweber, Michael Zaslavsky, Larry Berman and Jennifer Mihara serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric.    Ms. Mihara is Managing Director, Head of Equity Fund Management at Parametric. Ms. Mihara is responsible for providing oversight to the Centralized Portfolio Management (CPM), Global Equities, and Institutional CPM & Large Case Custom Core Portfolio Management teams. Prior to her current role, Ms. Mihara was responsible for leading the CPM Team. Before joining Parametric in 2005, she was an investment associate at Merrill Lynch for five years. Ms. Mihara earned a BA in economics and a minor in mathematics from Colgate University.

•   Gordon Wotherspoon – Head of Equity SMA at Parametric.    Mr. Wotherspoon is responsible for overseeing portfolio management of the Custom Core® product for the firm’s brokerage and bank-sponsored channels. Prior to joining Parametric in 2004, Mr. Wotherspoon led the investment manager due diligence effort for an institutional investment consulting group within UBS Financial Services. He earned an MBA and a BS in economics from the University of Washington.

•   Alex Zweber – Managing Director, Investment Strategy at Parametric.    Mr. Zweber leads the investment team that is responsible for Parametric’s liquid alternative strategies. Mr. Zweber has over 15 years of experience working in portfolio construction, trading and portfolio management across both futures contracts and option contracts. In his various positions, he has worked closely with institutional and high-net-worth clients and their consultants to address their investment and risk management needs. Previously, Mr. Zweber was responsible for supporting the development and distribution of Parametric’s strategies in Europe, and before that Mr. Zweber served as a Senior Portfolio Manager on Parametric’s volatility risk premium solutions. Mr. Zweber began his career in the investment management industry in 2006 with the Clifton Group (acquired by Parametric in 2012). Mr. Zweber earned a BA in economics from Macalester College and is a CFA and CAIA Charterholder.

•   Michael Zaslavsky – Senior Investment Strategist at Parametric.    Mr. Zaslavsky is responsible for Parametric’s liquid alternatives strategies, focusing on delivering expertise and though leadership to help clients in all aspects of the investment management process. As a member of the portfolio management team, Mr. Zaslavsky is responsible for driving strategy evolution and research. Mr. Zaslavsky formerly held a portfolio manager role in which he supported a wide spectrum of Parametric’s institutional capabilities, including the Volatility Risk Premium Strategy, liability-driven investing, and tailored exposure. Prior to joining Parametric in 2015, Mr. Zaslavsky spent seven years as a proprietary trader for Citigroup, where he specialized in volatility modeling and arbitrage across equity indexes, single stocks, and commodities. Mr. Zaslavsky received his BS in finance from Bowling Green State University. Mr. Zaslavsky is a CFA and CAIA Charterholder.

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•   Larry Berman – Managing Director, Investment Management at Parametric.    Mr. Berman oversees the portfolio management and trading of the Parametric Liquid Alternatives Investment Strategies, including commodities, volatility risk premium and related options strategies. Mr. Berman is a member of the Parametric Enterprise Investment Management Committee and a voting member of the Liquid Alternatives Investment Committee. Prior to joining Parametric in 2006 (originally as an employee of Managed Risk Advisors, which was acquired by Parametric in 2007), Mr. Berman was a principal at Wolverine Trading, one of the largest options market-makers in the world. At Wolverine, he was the head trader in charge of all trading in the New York office on the American Stock Exchange and the COMEX, and he was responsible for over 90 equity/index options as well as market-making in ETFs and structured products. Mr. Berman earned a BS in business administration from Boston University.

For additional information concerning Innovator and Parametric, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.89% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Pursuant to an investment sub-advisory agreement between Innovator, Parametric and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Parametric in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Parametric’s sub-advisory fee. The Fund does not directly pay Parametric.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2025.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without

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shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a

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round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may

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increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund, however the Fund expects to make such dividend payments on a quarterly basis. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in Shares.

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Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   Your Fund makes distributions,

•   You sell your Shares listed on the Exchange, and

•   You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund intends to treat any income that it may derive from its option contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the option contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of option contracts is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

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If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of the Fund’s Option Contracts

The Fund’s investments in offsetting positions with respect to the reference asset may be “straddles” for U.S. federal income tax purposes. Generally, the straddle rules apply to a taxpayer that holds offsetting positions in personal property (whether or not of the same kind) if the offsetting positions result in a substantial diminution of the taxpayer’s risk of loss from any of the positions. For example, a taxpayer that owns a security and a put option to sell that security at a specified price may be engaged in a straddle. A taxpayer holding a straddle may be required to defer losses realized on one position until gain is realized on the related offsetting position. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The option contracts included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that some of the positions held by the Fund will be subject to Section 1256, which means that those positions will not be marked to market, but the positions will be subject to the straddle rules.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the U.S. Large Cap Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the U.S. Large Cap Index under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

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Non-U.S. Tax Credit

If the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications

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and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of all of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

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Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded option contracts and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact the Trust’s pricing committee (the “Pricing Committee”). The Pricing Committee is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value

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the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act (“Section 12(d)(1)”) restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the conditions under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1). Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Equity Managed Floor ETF®

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gain	Return of Capital	Total Distributions
10/31/2025	$31.68	$0.13	$5.14	$5.27	$(0.14)	$—	$—	$(0.14)
10/31/2024	$25.19	$0.17	$6.60	$6.77	$(0.21)	$(0.07)	$—	$(0.28)
10/31/2023(h)	$22.80	$0.16	$2.39	$0.55	$(0.16)	$—	$—	$(0.16)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment (d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)
10/31/2025	$—	(g)	$36.81	16.66%	$1,227,651	0.89%	0.89%	0.37%	10%
10/31/2024	$—		$31.68	26.97%	$513,269	0.89%	0.89%	0.55%	9%
10/31/2023(h)	$—		$25.19	11.20%	$96,993	0.89%	0.89%	0.64%	7%

(a)      Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)      Not annualized for periods less than one year.

(d)      Annualized for periods less than one year.

(e)      Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)      Portfolio turnover rate excludes in-kind transactions.

(g)      Amount represents less than $0.005 per share.

(h)      Inception date of the Fund was November 8, 2022.

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Innovator Equity Managed Floor ETF®

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Nasdaq-100® Managed Floor ETF®

(NYSE Arca — QFLR)

February 27, 2026

Innovator Nasdaq-100® Managed Floor ETF® (the “Fund”) is a series of Innovator ETFs® Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Market prices may differ to some degree from the net asset value (“NAV”) of shares of the Fund (“Shares”). Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Nasdaq-100® Managed Floor ETF®

Investment Objective

The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

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Principal Investment Strategies

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the large-capitalization U.S. equity securities of the Nasdaq-100® Index (the “Nasdaq-100”) while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Nasdaq-100 together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of the Nasdaq-100. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Nasdaq-100® concentrates in the securities of a particular industry or group of industries. The Fund has significant exposure to the communications services sector and information technology sector. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   Nasdaq-100 Exposure:    The Fund invests its net assets in equity securities that are representative of the Nasdaq-100. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of Nasdaq-100 losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

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Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of companies that comprise the Nasdaq-100 through the implementation of a representative sampling strategy. The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Nasdaq-100 is a modified market capitalization-weighted index. Through representative sampling, the Equity Portfolio is not expected to include each of the common stocks of the companies that comprise the Nasdaq-100 and the Fund’s position in an individual stock may be overweight or underweight as compared to the Nasdaq-100.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of the securities in the Equity Portfolio so as to provide the Fund investment returns that are substantially similar to the Nasdaq-100. Through this optimization of the Nasdaq-100, the Equity Portfolio is not expected to hold each of the constituents of the Nasdaq-100 and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Nasdaq-100’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Nasdaq-100 will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., the changes in the price of a specified asset, excluding any dividends paid)

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of the Nasdaq-100, including exchange-traded option contracts on the Nasdaq-100® Price Return Index (“NDX”), and on ETFs that seek to replicate the performance of the Nasdaq-100, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the Nasdaq-100 and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the Invesco QQQ TrustSM, Series 1, an ETF that seeks to replicate the performance of the Nasdaq-100; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 70% to 80% of the annual returns of the Nasdaq-100 as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to NDX.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio versus that of the Nasdaq-100 may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 7% to 15%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of Nasdaq-100. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Nasdaq-100 underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the Nasdaq-100 and the remaining time to the option contract’s expiration date, as well as trading conditions in the

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options market. As the price of Nasdaq-100 changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Nasdaq-100. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the Nasdaq-100 will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by Nasdaq-100.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the Nasdaq-100 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Nasdaq-100. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of Nasdaq-100 beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

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Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the Nasdaq-100, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the Nasdaq-100 are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the Nasdaq-100, which is not guaranteed.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the Nasdaq-100 appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

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The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the Nasdaq-100 and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Nasdaq-100 through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the Nasdaq-100 is generally appreciating, the Fund may underperform the Nasdaq-100 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Nasdaq-100, the Fund sells call option contracts that reference NDX, which will negatively impact the Fund’s performance in a market environment where the Nasdaq-100 appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Nasdaq-100. To the extent the returns of the Equity Portfolio do not align with the price returns of the Nasdaq-100, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Nasadaq-100 through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts,

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which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Communication Services Sector Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the communication services sector. Companies in the communication services sector may be adversely affected by, among other things, industry competition, substantial capital requirements, changes in government regulation and obsolescence of communication services products due to technological advancement. Communication services companies may also be subject to risks associated with intellectual property use, fluctuating domestic and international demand, shifting demographics and changes in consumer tastes. While network security breaches can happen to all companies, certain communication services companies are more susceptible to hacking, theft of proprietary or consumer information and disruptions in service.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return

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on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the securities in the Equity Portfolio, subject to the Fund’s hedging strategy.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the Nasdsaq-100 over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Nasdaq-100, which may cause the Fund to underperform or overperform the Nasdaq-100 based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Nasdaq-100 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Nasdaq-100 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Nasdaq-100 and/or similarly situated growth funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Nasdaq-100 and the impact of the Fund’s sold call options in rapidly appreciating market environments.

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Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks, among others, associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”)

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can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to Sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness

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of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying

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sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Trust’s procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

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Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of a broad-based market index. The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

Calendar Year Total Returns as of 12/31
30%
20%
10%
0%
17.14%
2025

The Fund’s highest quarterly return was 10.76% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was (7.26)% (quarter ended March 31, 2025).
Average Annual Total Return as of December 31, 2025
Innovator Nasdaq-100® Managed Floor ETF®	1 Year	Since Inception (01/24/2024)
Return Before Taxes	17.14%	17.61%
Return After Taxes on Distributions	17.13%	17.60%
Return After Taxes on Distributions and Sale of Fund Shares	10.15%	13.65%
Nasdaq-100® Total Return Index (reflects no deduction for fees, expenses or taxes)	21.02%	21.77%
Nasdaq-100® Price Return Index (reflects no deduction for fees, expenses or taxes)	20.17%	20.84%

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The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

Management

Investment Adviser

Innovator Capital Management, LLC

Investment Sub-Adviser

Parametric Portfolio Associates LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric

•   Gordon Wotherspoon – Head of Equity SMA at Parametric

•   Alex Zweber – Managing Director, Investment Strategy at Parametric

•   Michael Zaslavsky – Senior Investment Strategist at Parametric

•   Larry Berman – Managing Director, Investment Management at Parametric

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund and have served in such capacity since the Fund’s inception in January 2024. Ms. Mihara has served in such capacity since September 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may also issue and redeem Shares in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

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Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund is an actively managed ETF. The investment objective of the Fund is to seek long-term capital gains while mitigating overall market risk. The Fund’s investment objective and policies described herein are non-fundamental policies that may be changed by the Board without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”). The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to the Nasdaq-100. For purposes of this policy, the Fund will value its option contracts at mark-to-market and its positions are marked-to-market daily. The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days prior notice of any change in this policy.

As described in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee that the Fund will be successful in providing risk-managed investment exposure to the Nasdaq-100. The Nasdaq-100 measures the average performance of a diversified group of stocks listed on The Nasdaq Stock Market LLC, and includes securities issued by 100 of the largest non-financial companies listed thereon. The Nasdaq-100 is a modified market capitalization-weighted index, which is a hybrid between equal weighting and conventional capitalization weighting, and provides exposure to large capitalization companies. The Nasdaq-100 reconstitutes annually in December and is rebalanced on a quarterly basis in March, June, September and December.

The Fund uses option contracts that reference the Nasdaq-100 and an ETF that seeks to replicate the performance of the Nasdaq-100, currently expected to be Invesco QQQ TrustSM, Series 1. The Fund purchases “put” option contacts as well as sells “call” option contracts. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Option contracts can either be “American” style or “European” style. American style option contracts may be exercised by the holder of the option contract at any time prior to the option contract’s expiration date. European style option contracts may only be exercised by the holder of the option contract on the expiration date of such option contract. The Fund intends to use American style put option contracts and European style call option contracts.

The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the Options Portfolio and Equity Portfolio.

Information Regarding the Nasdaq-100® Index

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100® Index to track general stock market performance. The Corporations’ only relationship to Innovator (“Licensee”) is in the licensing of

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the Nasdaq® and certain trade names of the Corporations and the use of the Nasdaq-100® Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Nasdaq-100® Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of Nasdaq-100® Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the product(s), or any other person or entity from the use of the Nasdaq-100® Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100® Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages.

Nasdaq is not affiliated with the Fund, Innovator or the Distributor. The Fund is entitled to use the Index pursuant to a sublicensing agreement with Innovator, which in turn has a licensing agreement with Nasdaq.

Fund Investments

Principal Investments

Equity Securities

The Fund invests in equity securities, which primarily includes common stocks. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions.

Option Contracts

In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period.

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at

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a pre-determined price. Many options are exchange-traded and are available to investors with set or defined contract terms (standardized options) and are settled through a clearing house and are guaranteed. The Fund intends to use standardized listed options.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. The Fund’s option contracts are exchange-traded, and therefore will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board. The Fund will enter into option contracts in accordance with Rule 18f-4, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Nasdaq-100 through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the Nasdaq-100 is generally appreciating, the Fund may underperform the Nasdaq-100 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Nasdaq-100, the Fund sells call option contracts that reference NDX, which will negatively impact the Fund’s performance in a market environment where the Nasdaq-100 appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Nasdaq-100. To the extent the returns of the Equity Portfolio do not align with the price returns of the Nasdaq-100, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

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Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Nasadaq-100 through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Communication Services Sector Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the communication services sector. Communication services companies may be affected by legislative or regulatory changes, adverse market conditions, and/or increased competition. Rapid advancements in technology, innovation of competitors, product obsolescence and government regulation make communication services companies particularly vulnerable. Communication services companies also rely on the use of intellectual property such as patents, copyrights and trademarks owned internationally or licensed through third parties. Infringement of intellectual property claims could have an adverse effect on the company. Changes in domestic and international demand, shifting demographics and unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and

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existing produce obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of your investment in the Fund is based on the market prices of the securities to which the Fund has exposure. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Historically, the equity markets have moved in cycles so that the value of the Fund’s equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the Nasdsaq-100 over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Nasdaq-100, which may cause the Fund to underperform or overperform the Nasdaq-100 based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Nasdaq-100 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Nasdaq-100 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

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Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Nasdaq-100 and/or similarly situated growth funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Nasdaq-100 and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest

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rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4. Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Cleared derivatives, such as the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for the Fund’s option contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member.  If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

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Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of the Fund’s assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that

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authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value (“NAV”) and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain

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aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the Nasdaq-100 to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the Nasdaq-100 under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. Any fair value determination will be performed in accordance with the Valuation Procedures (defined below) of the Fund in accordance with Rule 2a-5. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

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Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 173 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, serves as the Fund’s investment sub-adviser. Parametric has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Gordon Wotherspoon, Alex Zweber, Michael Zaslavsky, Larry Berman and Jennifer Mihara serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric.    Ms. Mihara is Managing Director, Head of Equity Fund Management at Parametric. Ms. Mihara is responsible for providing oversight to the Centralized Portfolio Management (CPM), Global Equities, and Institutional CPM & Large Case Custom Core Portfolio Management teams. Prior to her current role, Ms. Mihara was responsible for leading the CPM Team. Before joining Parametric in 2005, she was an investment associate at Merrill Lynch for five years. Ms. Mihara earned a BA in economics and a minor in mathematics from Colgate University.

• Gordon Wotherspoon – Head of Equity SMA at Parametric.    Mr. Wotherspoon is responsible for overseeing portfolio management of the Custom Core® product for the firm’s brokerage and bank-sponsored channels. Prior to joining Parametric in 2004, Mr. Wotherspoon led the investment manager due diligence effort for an institutional investment consulting group within UBS Financial Services. He earned an MBA and a BS in economics from the University of Washington.

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•   Alex Zweber – Managing Director, Investment Strategy at Parametric.    Mr. Zweber leads the investment team that is responsible for Parametric’s liquid alternative strategies. Mr. Zweber has over 15 years of experience working in portfolio construction, trading and portfolio management across both futures contracts and option contracts. In his various positions, he has worked closely with institutional and high-net-worth clients and their consultants to address their investment and risk management needs. Previously, Mr. Zweber was responsible for supporting the development and distribution of Parametric’s strategies in Europe, and before that Mr. Zweber served as a Senior Portfolio Manager on Parametric’s volatility risk premium solutions. Mr. Zweber began his career in the investment management industry in 2006 with the Clifton Group (acquired by Parametric in 2012). Mr. Zweber earned a BA in economics from Macalester College and is a CFA and CAIA Charterholder.

•   Michael Zaslavsky – Senior Investment Strategist at Parametric.    Mr. Zaslavsky is responsible for Parametric’s liquid alternatives strategies, focusing on delivering expertise and though leadership to help clients in all aspects of the investment management process. As a member of the portfolio management team, Mr. Zaslavsky is responsible for driving strategy evolution and research. Mr. Zaslavsky formerly held a portfolio manager role in which he supported a wide spectrum of Parametric’s institutional capabilities, including the Volatility Risk Premium Strategy, liability-driven investing, and tailored exposure. Prior to joining Parametric in 2015, Mr. Zaslavsky spent seven years as a proprietary trader for Citigroup, where he specialized in volatility modeling and arbitrage across equity indexes, single stocks, and commodities. Mr. Zaslavsky received his BS in finance from Bowling Green State University. Mr. Zaslavsky is a CFA and CAIA Charterholder.

•   Larry Berman – Managing Director, Investment Management at Parametric.    Mr. Berman oversees the portfolio management and trading of the Parametric Liquid Alternatives Investment Strategies, including commodities, volatility risk premium and related options strategies. Mr. Berman is a member of the Parametric Enterprise Investment Management Committee and a voting member of the Liquid Alternatives Investment Committee. Prior to joining Parametric in 2006 (originally as an employee of Managed Risk Advisors, which was acquired by Parametric in 2007), Mr. Berman was a principal at Wolverine Trading, one of the largest options market-makers in the world. At Wolverine, he was the head trader in charge of all trading in the New York office on the American Stock Exchange and the COMEX, and he was responsible for over 90 equity/index options as well as market-making in ETFs and structured products. Mr. Berman earned a BS in business administration from Boston University.

For additional information concerning Innovator and Parametric, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.89% of its average daily net assets.

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This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Pursuant to an investment sub-advisory agreement between Innovator, Parametric and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Parametric in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Parametric’s sub-advisory fee. The Fund does not directly pay Parametric. Innovator and Parametric have also agreed to share the fees associated with the Nasdaq licensing agreement with respect to the Fund.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2025.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust

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further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

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Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund, however the Fund expects to make such dividend payments on a quarterly basis. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

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Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   Your Fund makes distributions,

•   You sell your Shares listed on the Exchange, and

•   You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund intends to treat any income that it may derive from its option contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the option contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of option contracts is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

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Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the Fund’s Option Contracts

The Fund’s investments in offsetting positions with respect to the reference asset may be “straddles” for U.S. federal income tax purposes. Generally, the straddle rules apply to a taxpayer that holds offsetting positions in personal property (whether or not of the same kind) if the offsetting positions result in a substantial diminution of the taxpayer’s risk of loss from any of the positions. For example, a taxpayer that owns a security and a put option to sell that security at a specified price may be engaged in a straddle. A taxpayer holding a straddle may be required to defer losses realized on one position until gain is realized on the related offsetting position. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The option contracts included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that some of the positions held by the Fund will be subject to Section 1256, which means that those positions will not be marked to market, but the positions will be subject to the straddle rules.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the Nasdaq-100 to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the Nasdaq-100 under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit

If the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of all of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded option contracts and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

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USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact the Trust’s pricing committee (the “Pricing Committee”). The Pricing Committee is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

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Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act (“Section 12(d)(1)”) restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the conditions under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1). Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Nasdaq-100® Managed Floor ETF®

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of the Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
10/31/2025	$27.52	$(0.04)	$6.90	$6.86	$(0.01)	$—	$—	$(0.01)
10/31/2024(g)	$25.00	$(0.03)	$2.56	$2.53	$—	$—	$(0.01)	$(0.01)
				Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share	Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expenses to Average Net Assets After Expense Reimbursement/ Recoupment (d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)
10/31/2025	$—	$34.37	24.92%	$398,647	0.89%	0.89%	(0.13)%	26%
10/31/2024(g)	$—	$27.52	10.11%	$207,761	0.89%	0.89%	(0.13)%	20%

(a)      Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)      Not annualized for periods less than one year.

(d)      Annualized for periods less than one year.

(e)      Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)      Portfolio turnover rate excludes in-kind transactions.

(g)      Inception date of the Fund was January 24, 2024.

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Innovator Nasdaq-100® Managed Floor ETF®

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator U.S. Small Cap Managed Floor ETF®

(NYSE Arca — RFLR)

February 27, 2026

Innovator U.S. Small Cap Managed Floor ETF® (the “Fund”) is a series of Innovator ETFs® Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Market prices may differ to some degree from the net asset value (“NAV”) of shares of the Fund (“Shares”). Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed exchange-traded fund organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator U.S. Small Cap Managed Floor ETF®

Investment Objective

The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.89%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years	5 Years	10 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$91	$284	$493	$1,096

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

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Principal Investment Strategies

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. small capitalization companies and option contracts that give economic exposure to equity securities of U.S. small capitalization companies. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the small-capitalization U.S. equity markets while limiting the potential for maximum losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Solactive United States 2000 Index (“U.S. Small Cap Equity Index”) together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of the U.S. small capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the U.S. Small Cap Equity Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Small Capitalization Companies Exposure:    The Fund invests its net assets in certain U.S. small capitalization companies that are included in the U.S. Small Cap Equity Index. See “Equity Portfolio” below for additional information.

•   Investment Floors:    The Fund seeks to provide a series of “floors” that each limit losses to 10% of Russell 2000® Index (“Russell 2000”) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the floors are not guaranteed. See “Hedging Strategy–Options Portfolio” below for additional information.

•   Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the floors. The Fund ladders the investment floors by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used to fund the purchased put option contracts. The Fund’s option strategy may cause the Fund to forego a portion of any upside returns of the Equity Portfolio. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

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Equity Portfolio

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in equity securities of companies that comprise the U.S. Small Cap Equity Index through the implementation of a representative sampling strategy. The U.S. Small Cap Equity Index is a free float capitalization-weighted index of equity securities issued by the largest 1001 to 3000 companies from the United States stock market. The U.S. Small Cap Equity Index is calculated as a price return index in USD and reconstituted quarterly. As of the date of this prospectus, the U.S. Small Cap Equity Index was comprised of securities of issuers with a market capitalization range of approximately $24.8 million to $9.5 billion.

Through representative sampling, the Equity Portfolio is not expected to include each of the common stocks of the companies that comprise the U.S. Small Cap Equity Index and the Fund’s position in an individual stock may be overweight or underweight as compared to the U.S. Small Cap Equity Index.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of the securities in the Equity Portfolio so as to provide the Fund investment returns that are substantially similar to the U.S. Small Cap Equity Index. Through this optimization of the U.S. Small Cap Equity Index, the Equity Portfolio is not expected to hold each of the constituents of the U.S. Small Cap Equity Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the U.S. Small Cap Equity Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the U.S. Small Cap Equity Index will be distributed to shareholders on a quarterly basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to provide “floors” against significant losses in the Equity Portfolio by systematically purchasing and selling exchange-traded option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct protective put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

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The Sub-Adviser will seek to construct the Options Portfolio contracts with investment exposure that is substantially the same as the Equity Portfolio. In this regard, the Sub-Adviser expects each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., the changes in the price of a specified asset, excluding any dividends paid) of the Russell 2000, including exchange-traded option contracts on the Russell 2000 Price Return Index (“RTY”), and on ETFs that seek to replicate the performance of the Russell 2000, respectively. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of approximately 90% of the then-current value of the Russell 2000 and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the sought-after protection provided by the Options Portfolio at the expiration of the option contracts, however such protection is not guaranteed. The Sub-Adviser expects the Fund’s purchased put option contracts will provide exposure to the iShares Russell 2000 ETF, an ETF that seeks to replicate the performance of the Russell 2000; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 70% to 80% of the annual returns of the U.S. Small Cap Equity Index as a result of the implementation of the Fund’s sold option contracts, which is not guaranteed. The Sub-Adviser expects the Fund’s sold call option contracts will provide exposure to RTY.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio versus that of the Russell 2000 may cause investors to not receive the full benefit of the Fund’s sought-after floor, which is not guaranteed. Additionally, the sought-after floors are provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contract is entered into for the respective floor, however the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after floor such investor receives.

Please note that each 10% floor will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the floor. Specifically, in light of the laddered put option contracts utilized to implement the 10% floor, the Fund targets an annual maximum loss of approximately 8% to 12%, which is not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of

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Russell 2000. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Russell 2000 underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the Russell 2000 and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of Russell 2000 changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Russell 2000. The amount of time remaining until each option contract’s expiration date affects the impact of the floor on the Fund’s NAV. Therefore, while changes in the price of the Russell 2000 will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by Russell 2000.

Equity Portfolio Floors

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against significant declines in the Equity Portfolio. The Options Portfolio is structured to seek to provide the Fund with 10% “floors” (i.e., a maximum loss of 10%) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 10% floors will not change during the period and is provided at the expiration of the specific put option contract.

In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, the sought-after floors are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the floors experienced by investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific floor provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract. An investment in the Fund is only appropriate for investors who are willing and able to withstand the first 10% of Equity Portfolio losses.

The Fund finances the implementation of the quarterly floors through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the Russell 2000 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Russell 2000. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of Russell 2000 beyond the sold call option contract’s strike price over the life of the option contract.

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See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 10% floor at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment floors that are expected to be greater or less than the sought-after 10% quarterly floor due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the Russell 2000, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the Russell 2000 are likely to have different impact on the values of each of the put option contracts. While the Sub-Adviser expects to purchase put option contracts at strike prices that create a 10% floor at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset floor opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered protective put option contracts and sold call option contracts, the Fund expects that it will experience approximately two-thirds of the annualized volatility experienced by the Russell 2000, which is not guaranteed.

The Sub-Adviser expects to diversify the Fund’s purchased put option contracts with approximately one-year expirations into four tranches, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 10% floor. This process repeats every three months, with the Fund participating in a rolling set of floor opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Sub-Adviser expects to sell call option contracts with two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the Russell 2000 appreciating above the strike

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price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after floors and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 10% floor.

The impact of the Fund’s laddered investment approach is that there will be four “floors” with one expiring every three months. These floors will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the Russell 2000 and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Equity Portfolio through its hedging strategy on the Russell 2000. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Small Cap Equity Index is generally appreciating, the Fund may underperform the Russell 2000 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference RTY, which will negatively impact the Fund’s performance in a market environment where the Russell 2000 appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the U.S. Small Cap Equity Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the Russell 2000, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

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Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Russell 2000 through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

Small- and Mid-Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the securities in the Equity Portfolio, subject to the Fund’s hedging strategy.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the U.S. Small Cap Equity Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the U.S. Small Cap Equity Index, which may cause the Fund to underperform or overperform the U.S. Small Cap Equity

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Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Russell 2000 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Russell 2000 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Concentration Risk.    The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the U.S. Small Cap Equity Index. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the U.S. Small Cap Equity Index and/or similarly situated small cap funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the U.S. Small Cap Equity Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its

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contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks, among others, associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to

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the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a

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cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are

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unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to Sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems

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failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income

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tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. In the event an investment may need to be fair valued, the valuation involves subjectivity and there is a risk that the Fund may not be able to sell an investment at the price assigned to it in accordance with the Trust’s procedures in accordance with Rule 2a-5 of the 1940 Act (“Rule 2a-5”).

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

The bar chart and table below illustrate the annual calendar year returns of the Fund based on NAV as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on NAV compared to those of the U.S. Small Cap Equity Index and two broad-based market indices: the Russell 2000 Total Return Index (which assumes that any dividends paid out by index constituents have been reinvested) and the Russell 2000 Price Return Index (which does not include any dividends and only measures the price movements of the underlying constituents). The Fund’s performance information is accessible on the Fund’s website at www.innovatoretfs.com.

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Calendar Year Total Returns as of 12/31
20%
10%
0%
-10%
-20%
11.83%
2025

The Fund’s highest quarterly return was 10.22% (quarter ended September 30, 2025) and the Fund’s lowest quarterly return was (6.33)% (quarter ended March 31, 2025).
Average Annual Total Return as of December 31, 2025
Innovator U.S. Small Cap Managed Floor ETF	1 Year	Since Inception (9/16/2024)
Return Before Taxes	11.83%	11.32%
Return After Taxes on Distributions	11.65%	11.11%
Return After Taxes on Distributions and Sale of Fund Shares	7.12%	8.62%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)	12.81%	11.72%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)	11.29%	10.21%
Solactive United States 2000 Index TR (reflects no deduction for fees, expenses or taxes)	11.14%	11.54%

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.

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Management

Investment Adviser

Innovator Capital Management, LLC

Investment Sub-Adviser

Parametric Portfolio Associates LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric

•   Gordon Wotherspoon – Head of Equity SMA at Parametric

•   Alex Zweber – Managing Director, Investment Strategy at Parametric

•   Michael Zaslavsky – Senior Investment Strategist at Parametric

•   Larry Berman – Managing Director, Investment Management at Parametric

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund and have served in such capacity since the Fund’s inception in September 2024.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may also issue and redeem Shares in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

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Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

The Fund is an actively managed ETF. The investment objective of the Fund is to seek long-term capital gains while mitigating overall market risk. The Fund’s investment objective and policies described herein are non-fundamental policies that may be changed by the Board without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”). The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. small capitalization companies and option contracts that give economic exposure to U.S. small capitalization companies. Each constituent of the U.S. Small Cap Equity Index and the Russell 2000 are defined as “U.S. small capitalization companies”. For purposes of this policy, the Fund will value its option contracts at mark-to-market and its positions are marked-to-market daily. The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days prior notice of any change in this policy.

As described in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee that the Fund will be successful in providing risk-managed investment exposure to the U.S. Small Cap Equity Index. The U.S. Small Cap Equity Index is a free float capitalization-weighted index of equity securities issued by the largest 1001 to 3000 companies from the United States stock market. The U.S. Small Cap Equity Index measures the performance of the small-capitalization sector of the U.S. equity market. The U.S. Small Cap Equity Index is calculated as a price return index in USD and reconstituted quarterly.

The Fund uses option contracts that reference the Russell 2000 and an ETF that seeks to replicate the performance of the Russell 2000, currently expected to be iShares Russell 2000 ETF. The Russell 2000 is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 measures the performance of the small-capitalization segment of the U.S. equity market, as defined by FTSE Russell. As of the date of this prospectus, the Russell 2000 was comprised of securities of issuers with a market capitalization range of approximately $10.2 million to $41.3 billion.The Russell 2000 is reconstituted on an annual basis. Reconstitution of the Russell 2000 currently is completed in June of each year. The Fund purchases “put” option contacts as well as sells “call” option contracts. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Option contracts can either be “American” style or “European” style. American style option contracts may be exercised by the holder of the option contract at any time prior to the option contract’s expiration date. European style option contracts may only be exercised by the holder of the option contract on the expiration date of such option contract. The Fund intends to use American style put option contracts and European style call option contracts.

The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize the realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the Options Portfolio and Equity Portfolio.

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Fund Investments

Principal Investments

Equity Securities

The Fund invests in equity securities, which primarily includes common stocks. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions.

Option Contracts

In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period.

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Many options are exchange-traded and are available to investors with set or defined contract terms (standardized options) and are settled through a clearing house and are guaranteed. The Fund intends to use standardized listed options.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. The Fund’s option contracts are exchange-traded, and therefore will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board. The Fund will enter into option contracts in accordance with Rule 18f-4, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

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Investment Strategy Risk.    The Fund’s investment strategy subjects it to certain unique risks, which are detailed below.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Equity Portfolio through its hedging strategy on the Russell 2000. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Small Cap Equity Index is generally appreciating, the Fund may underperform the Russell 2000 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference RTY, which will negatively impact the Fund’s performance in a market environment where the Russell 2000 appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the U.S. Small Cap Equity Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the Russell 2000, the Fund may not be successful in implementing the sought-after floors implemented by the Options Portfolio. The Fund uses option contracts that utilize different reference assets in order to manage the Fund in a tax-efficient manner. While the reference assets provide substantially similar returns, in doing so, the Fund is subjected to risks that the reference assets may produce different investment results. If this were to occur, the Fund’s investment strategy may not effectively be implemented.

Floor Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against significant losses in the Equity Portfolio by implementing the sought-after floor. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the Russell 2000 through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after floors, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after floors are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after floor provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. In connection with each of the put option contracts, investors will be subject to all losses experienced by the Equity Portfolio up to 10% on a one-to-one basis. Additionally, while the Fund’s put option contracts each seek to provide a sought-after 10% maximum loss, given market conditions at the time of entering into the option contracts, the sought-after 10% floor may not always be achievable. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after 10% floor.

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Small- and Mid-Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to small- and/or mid-capitalization companies. Small and/or mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Further, small and/or mid-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell such securities. Small and/or mid-capitalization companies are typically less stable than larger, more established companies, and may also depend on a small number of essential personnel who may be less experienced than the management of larger companies. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of your investment in the Fund is based on the market prices of the securities to which the Fund has exposure. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Historically, the equity markets have moved in cycles so that the value of the Fund’s equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response.

Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the U.S. Small Cap Equity Index over time. Because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the U.S. Small Cap Equity Index, which may cause the Fund to underperform or overperform the U.S. Small Cap Equity Index based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Russell 2000 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Russell 2000 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed.

Concentration Risk.    The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the U.S. Small Cap Equity Index. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

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Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the U.S. Small Cap Equity Index and/or similarly situated growth funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the U.S. Small Cap Equity Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Derivatives Risk.    To employ the Fund’s investment strategy, the Fund utilizes derivative instruments. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the below risks associated with its use of derivative instruments.

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest

23

rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4. Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after floor.

Clearing Member Default Risk.    Cleared derivatives, such as the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for the Fund’s option contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member.  If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after floors, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

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Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented

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in the markets. The value of the Fund’s assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance

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or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

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Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although the Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would

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not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the U.S. Small Cap Equity Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the Russell 2000 under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. Any fair value determination will be performed in accordance with the Valuation Procedures (defined below) of the Fund in accordance with Rule 2a-5. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

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Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 173 exchange-traded funds, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, serves as the Fund’s investment sub-adviser. Parametric has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Gordon Wotherspoon, Alex Zweber, Michael Zaslavsky, Larry Berman and Jennifer Mihara serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric.    Ms. Mihara is Managing Director, Head of Equity Fund Management at Parametric. Ms. Mihara is responsible for providing oversight to the Centralized Portfolio Management (CPM), Global Equities, and Institutional CPM & Large Case Custom Core Portfolio Management teams. Prior to her current role, Ms. Mihara was responsible for leading the CPM Team. Before joining Parametric in 2005, she was an investment associate at Merrill Lynch for five years. Ms. Mihara earned a BA in economics and a minor in mathematics from Colgate University.

• Gordon Wotherspoon – Head of Equity SMA at Parametric.    Mr. Wotherspoon is responsible for overseeing portfolio management of the Custom Core® product for the firm’s brokerage and bank-sponsored channels. Prior to joining Parametric in 2004, Mr. Wotherspoon led the investment manager due diligence effort for an institutional investment consulting group within UBS Financial Services. He earned an MBA and a BS in economics from the University of Washington.

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•   Alex Zweber – Managing Director, Investment Strategy at Parametric.    Mr. Zweber leads the investment team that is responsible for Parametric’s liquid alternative strategies. Mr. Zweber has over 15 years of experience working in portfolio construction, trading and portfolio management across both futures contracts and option contracts. In his various positions, he has worked closely with institutional and high-net-worth clients and their consultants to address their investment and risk management needs. Previously, Mr. Zweber was responsible for supporting the development and distribution of Parametric’s strategies in Europe, and before that Mr. Zweber served as a Senior Portfolio Manager on Parametric’s volatility risk premium solutions. Mr. Zweber began his career in the investment management industry in 2006 with the Clifton Group (acquired by Parametric in 2012). Mr. Zweber earned a BA in economics from Macalester College and is a CFA and CAIA Charterholder.

•   Michael Zaslavsky – Senior Investment Strategist at Parametric.    Mr. Zaslavsky is responsible for Parametric’s liquid alternatives strategies, focusing on delivering expertise and though leadership to help clients in all aspects of the investment management process. As a member of the portfolio management team, Mr. Zaslavsky is responsible for driving strategy evolution and research. Mr. Zaslavsky formerly held a portfolio manager role in which he supported a wide spectrum of Parametric’s institutional capabilities, including the Volatility Risk Premium Strategy, liability-driven investing, and tailored exposure. Prior to joining Parametric in 2015, Mr. Zaslavsky spent seven years as a proprietary trader for Citigroup, where he specialized in volatility modeling and arbitrage across equity indexes, single stocks, and commodities. Mr. Zaslavsky received his BS in finance from Bowling Green State University. Mr. Zaslavsky is a CFA and CAIA Charterholder.

•   Larry Berman – Managing Director, Investment Management at Parametric.    Mr. Berman oversees the portfolio management and trading of the Parametric Liquid Alternatives Investment Strategies, including commodities, volatility risk premium and related options strategies. Mr. Berman is a member of the Parametric Enterprise Investment Management Committee and a voting member of the Liquid Alternatives Investment Committee. Prior to joining Parametric in 2006 (originally as an employee of Managed Risk Advisors, which was acquired by Parametric in 2007), Mr. Berman was a principal at Wolverine Trading, one of the largest options market-makers in the world. At Wolverine, he was the head trader in charge of all trading in the New York office on the American Stock Exchange and the COMEX, and he was responsible for over 90 equity/index options as well as market-making in ETFs and structured products. Mr. Berman earned a BS in business administration from Boston University.

For additional information concerning Innovator and Parametric, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.89% of its average daily net assets. This

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unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Pursuant to an investment sub-advisory agreement between Innovator, Parametric and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Parametric in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Parametric’s sub-advisory fee. The Fund does not directly pay Parametric.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal year ended October 31, 2024.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written

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demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

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Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund, however the Fund expects to make such dividend payments on a quarterly basis. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

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Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to continue to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   Your Fund makes distributions,

•   You sell your Shares listed on the Exchange, and

•   You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund intends to treat any income that it may derive from its option contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the option contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of option contracts is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

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Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

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Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the Fund’s Option Contracts

The Fund’s investments in offsetting positions with respect to the reference asset may be “straddles” for U.S. federal income tax purposes. Generally, the straddle rules apply to a taxpayer that holds offsetting positions in personal property (whether or not of the same kind) if the offsetting positions result in a substantial diminution of the taxpayer’s risk of loss from any of the positions. For example, a taxpayer that owns a security and a put option to sell that security at a specified price may be engaged in a straddle. A taxpayer holding a straddle may be required to defer losses realized on one position until gain is realized on the related offsetting position. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders

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in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The option contracts included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that some of the positions held by the Fund will be subject to Section 1256, which means that those positions will not be marked to market, but the positions will be subject to the straddle rules.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the Russell 2000 to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the Russell 2000 under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit

If the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

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Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of all of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded option contracts and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

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USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact the Trust’s pricing committee (the “Pricing Committee”). The Pricing Committee is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

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Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act (“Section 12(d)(1)”) restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the conditions under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1). Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator U.S. Small Cap Managed Floor ETF®

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
10/31/2025	$25.48	$0.18	$2.77	$2.95	$(0.19)	$—	$—	$(0.19)
10/31/2024(h)	$25.00	$0.02	$0.46	$0.48	$—	$—	$—	$—
						Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return(c)		Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expense to Average Net Assets After Expense Reimbursement/ Recoupment(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)
10/31/2025	$0.00	(g)	$28.24	11.66%		$36,712	0.89%	0.89%	0.71%	32%
10/31/2024(h)	$—		$25.48	1.92	%(e)	$3,822	0.89%	0.89%	0.55%	24%

(a)      Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)      Not annualized for periods less than one year.

(d)      Annualized for periods less than one year.

(e)      Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)      Portfolio turnover rate excludes in-kind transactions.

(g)      Amount represents less than $0.005 per share.

(h)      Inception date of the Fund was September 16, 2024.

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Innovator U.S. Small Cap Managed Floor ETF®

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Prospectus

Innovator Equity Managed 100 Buffer ETF™

(NYSE Arca — BFRZ)

February 27, 2026

Innovator Equity Managed 100 Buffer ETF™ (the “Fund”) is a series of Innovator ETFs® Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Market prices may differ to some degree from the net asset value (“NAV”) of shares of the Fund (“Shares”). Unlike mutual funds, the Fund issues and redeems Shares at NAV only in large blocks of Shares called “Creation Units.” The Fund is a series of the Trust and is an actively managed ETF organized as a separate series of a registered management investment company.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Innovator Equity Managed 100 Buffer ETF™

Investment Objective

The Fund seeks to provide capital appreciation while seeking to limit the amount of losses experienced by investors (prior to taking into account management fees and other fees).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell Shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.89%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.89%

(1)      “Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
	1 Year	3 Years
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:	$91	$284

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2025, the Fund’s portfolio turnover rate was 7% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.

Principal Investment Strategies

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. The Fund is an actively managed ETF that, under normal market circumstances, seeks to provide capital appreciation through uncapped participation in the large-capitalization U.S. equity markets while seeking to limit any losses. Pursuant to its investment objective, the Fund intends to invest in a diversified portfolio of equity securities (the “Equity Portfolio”) that are representative of the Solactive GBS United States 500 Index (the “Equity Portfolio Index”), together with put and call option contracts (the “Options Portfolio”) in an effort to reduce the potential for losses associated with the returns of U.S. large capitalization equity market investments. The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Parametric Portfolio Associates LLC (“Parametric” or the “Sub-Adviser”). The Sub-Adviser will actively monitor the performance of the portfolio and, as described further below, selectively ladder the Options Portfolio to seek to protect capital.

The Fund will not concentrate (i.e., holds 25% or more of its total assets) in the securities of issuers in a particular industry or group of identified industries, except that the Fund will concentrate to approximately the same extent as the Equity Portfolio Index concentrates in the securities of a particular industry or group of industries. The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

As further described below, the Fund’s principal investment strategy seeks to implement the following:

•   U.S. Large Capitalization Companies Exposure:    The Fund invests its net assets in equity securities of certain U.S. large capitalization companies, subject to the limitations on upside exposure further described below. See “Equity Portfolio” below for additional information.

•   Investment 100% Buffers:    The Fund seeks to provide a series of “buffers” that each seek to protect the Fund against 100% of U.S. Large Cap Index (as defined below) losses, as measured at the end of one-year periods and prior to taking into account the Fund’s annual management fee and other fees. The implementation of the buffers are not guaranteed. The time an investor purchases Shares or sells Shares impacts the extent to which such investor benefits from a specific buffer any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index (defined below) may cause investors to not receive the full benefit of the Fund’s sought-after buffers. See “Hedging Strategy–Options Portfolio” below for additional information.

• Laddered Options Strategy:    The Fund implements a “laddering” approach such that the Fund staggers its Options Portfolio, and therefore the sought-after protection of the buffers. The Fund ladders the investment buffers by purchasing put option contracts with a one-year duration that have staggered expiration dates of three-months. In addition, the Fund sells short-dated (i.e., two-weeks) call option contracts that expire every three to four calendar days used towards funding the Fund’s purchased put option contracts. The Fund’s option strategy will cause the Fund to forego a portion of the upside returns of the Equity

Portfolio to the extent the reference asset for the sold call option contract increases in value beyond the strike price of such option contract. See “Hedging Strategy–Options Portfolio Laddering” below for additional information.

Equity Portfolio

The Fund will, under normal market circumstances, invest its net assets in common stock of certain of the U.S. large capitalization companies that comprise the Equity Portfolio Index. The Equity Portfolio Index seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index is comprised of the common stock of 500 U.S. companies ranked by total market capitalization in descending order. The constituents of the Equity Portfolio Index are weighted according to the securities’ free float market capitalization. The Equity Portfolio Index is rebalanced and reconstituted quarterly. As of the date of this prospectus, the Equity Portfolio Index, and therefore the Fund, has significant exposure to the information technology sector. For additional information relating to the Equity Portfolio Index, see “Additional Information About the Fund’s Principal Investment Strategies”. Notwithstanding the Fund’s investments in the components of the Equity Portfolio Index, the potential upside return of the Equity Portfolio Index that the Fund may experience is limited through the sold call options that are part of the Options Portfolio, as detailed further below.

The Sub-Adviser intends to limit the portfolio overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference asset (as described further below) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law (see “Dividends, Distributions and Taxes–Taxes–Treatment of the Fund’s Options Contracts” for additional information regarding the “straddle rules”). However, the Sub-Adviser will seek to adjust the Fund’s investment weightings of Equity Portfolio Index constituents so as to provide the Fund investment returns that are substantially similar to the Equity Portfolio Index. Through this optimization of the Equity Portfolio Index, the Equity Portfolio is not expected to hold each of the constituents of the Equity Portfolio Index and the Fund’s position in those common stocks held in the Equity Portfolio may be overweight or underweight as compared to the Equity Portfolio Index’s weighting.

The Fund expects that dividends received from its investment in equity securities that comprise the Equity Portfolio Index will be distributed to shareholders on a periodic basis.

Hedging Strategy

Options Portfolio

The Sub-Adviser will seek to protect against losses in the Equity Portfolio by implementing a series of buffers against 100% of losses by purchasing put option contracts. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. As further described below (see “Principal Investment Strategies—Hedging Strategy—Options Portfolio Laddering”), the Sub-Adviser will “ladder” the Fund’s option contracts exposure by investing in four distinct, one-year put option contracts with expiration dates approximately three months apart. In addition, the Sub-Adviser will ladder short-dated (approximately two weeks) sold call option contracts with expiration dates of approximately 3-4 calendar days apart. The Fund implements this laddered approach to help offset the timing risks inherent in a single reset and roll date.

The Sub-Adviser will seek to construct the Options Portfolio with investment exposure that matches the Equity Portfolio, however minor differences may exist between the Equity Portfolio Index and the reference asset utilized for the Fund’s option contracts. In this regard, the Sub-Adviser will construct each Options Portfolio to be comprised of exchange-traded put and call option contracts that reference the price return (i.e., changes in the price of a specified asset, excluding any dividends paid) of U.S. large capitalization indices (the “U.S. Large Cap Index”), including exchange-traded option contracts on the S&P 500® Price Return Index. The Fund may also use ETFs that seek to replicate the performance of the U.S Large Cap Index as the reference asset for some or all of its option contracts. The Sub-Adviser will manage the Options Portfolio to provide exposure to:

(i)    purchased put option contracts with a strike price of between 100% of the then-current value of the U.S. Large Cap Index (i.e., “at-the-money”) up to approximately 110% of the then-current value of the U.S. Large Cap Index (i.e., “in-the-money”) and an expiration date of approximately one-year. Purchased put option contracts give the holder the right, but not the obligation, to sell a specified amount of the reference asset at the strike price at a specified date. The purchased put option contracts are designed to provide the Fund’s sought-after 100% protection at the expiration of the option contracts by profiting off any losses experienced by the contract’s reference asset, however such protection is not guaranteed. The Sub-Adviser intends that the Fund’s purchased put option contracts will provide exposure to the S&P 500® Price Return Index; and

(ii)   sold short-dated call option contracts, which have an expiration date of approximately two weeks at initiation. Sold call option contracts sell to a counter party, in exchange for a premium received, the right to purchase the reference asset from the seller at a predetermined price at a specified date. The Fund seeks to use returns derived from collecting premiums from the sold call option contracts to pay the costs to the Fund of the purchased put option contracts and to make investments in the Equity Portfolio. The Fund will forego upside returns of the Equity Portfolio beyond the level of the strike price of each sold call option. The Fund seeks to participate in approximately 40% to 50% of the annual returns of the Equity Portfolio Index as a result of the implementation of the Fund’s purchased and sold option contracts, which is not guaranteed. The Sub-Adviser intends that the Fund’s sold call option contracts will provide exposure to the S&P 500® Price Return Index.

While the Sub-Adviser will seek to construct the Options Portfolio contracts with substantially similar investment exposure to the Equity Portfolio, any differences between the return of the Equity Portfolio Index versus that of the U.S. Large Cap Index may cause investors to not receive the full benefit of the Fund’s sought-after buffers, which is not guaranteed. In such a scenario, the Fund may experience losses. Additionally, the sought-after buffers are provided based on the Fund’s NAV on the day the respective put option contract is entered into for the respective buffers, however the Fund’s Shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract expires, it may impact the sought-after buffers such investor experiences.

Please note that each 100% buffer will be fully in effect only at the expiration of the respective put option contract, and to the extent an investor purchases or sells Shares after the put option contract is entered into or before it expires, such investor may not receive the full sought-after protection provided by the buffer. Specifically, in light of the laddered put option contracts utilized to implement the 100% buffers, the Fund targets an annual maximum loss of approximately 1% to 3%, which is not guaranteed. Given the nature of put option contracts used, the strategy has the potential to generate positive returns in negative and very negative market environments. Any such positive returns are not guaranteed. The Fund’s NAV is dependent, in part, on the value of the Options Portfolio, which is based principally upon the performance of U.S. Large Cap Index. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the U.S. Large Cap Index underlying the option contract, changes in interest rates, changes in the actual or perceived volatility of the U.S. Large Cap Index and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of U.S. Large Cap Index changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the U.S. Large Cap Index. The amount of time remaining until each option contract’s expiration date affects the impact of the buffer on the Fund’s NAV. Therefore, while changes in the price of the U.S. Large Cap Index will result in changes to the Fund’s NAV, the Sub-Adviser generally anticipates that the rate of change in the Fund’s NAV will be less than that experienced by U.S. Large Cap Index.

Equity Portfolio Buffers

The Fund’s purchased put option contract strategy seeks to reduce the risks associated with typical long-only equity strategies by providing investors with the potential for downside protection against losses experienced by the Equity Portfolio, however such protection is not guaranteed. The Options Portfolio is structured to seek to provide the Fund with 100% “buffers” (i.e., protection against 100% of losses) that are implemented on a quarterly basis against Equity Portfolio losses over the term of the specific put option contract. The sought-after 100% buffers will not change during the period and is provided at the expiration of the specific put option contract. The put option contacts utilized by the Fund will utilize strike prices that are either at-the-money or are up to approximately 110% of the then-current value of the U.S. Large Cap Index. The Fund utilizes in-the-money put option contracts to help provide additional sought-after protection to the Fund in the event the U.S. Large Cap Index has appreciated in value since the execution of the original put option contract.

The buffers are designed to protect against 100% of losses upon the expiration of the respective put option contract, however such protection is not guaranteed. Therefore, it should not be expected that a given buffer will be provided at any day prior to the expiration of the put option, and the Fund may therefore experience a degree of losses prior to such date. Further, any appreciation of the value of the reference asset for the put option contract since the execution of a given contract (and corresponding decrease in the value of the Fund) will not be protected by the buffers, and an investor can experience losses to the extent of such appreciation. While the Fund attempts to minimize these effects, there is no guarantee it will be successful in doing so. The sought-after buffers are not guaranteed and are provided prior to taking into account the Fund’s annual management fee of 0.89%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the buffers experienced by investors and adversely impact Fund performance. The Fund may not be successful in protecting against losses for investors through its usage of put option contracts in the Options Portfolio. Additionally, the time an investor purchases Shares of the Fund or sells Shares of the Fund could impact the extent to which such investor benefits from a specific buffer provided by a put option contract. If an investor purchases Shares of the Fund after the option contracts for an Options Portfolio were entered into or does not stay invested in the Fund for the entire duration of the respective put option contract, such investor may not fully benefit from the sought-after downside protection of that put option contract.

The Fund finances the implementation of the quarterly buffers through the selling of short-dated call option contracts. The Fund’s sold call option strategy effectively causes the Fund to forego upside returns of the reference asset beyond the level of the strike price of each sold call option. In a market environment where the level of the U.S. Large Cap Index is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the U.S. Large Cap Index. The Sub-Adviser will sell short-dated call option contracts, which have an expiration date of approximately two weeks, to minimize the risk when compared to longer-dated call option contracts that the Fund will be unable to participate in significant increases in the level of U.S. Large Cap Index beyond the sold call option contract’s strike price over the life of the option contract. See “Options Portfolio Laddering” below for additional information on the implementation of the proceeds from the Fund’s sold call option contracts. The Sub-Adviser may not be successful in implementing its strategy to minimize the times in which the Fund forgoes upside returns.

Each of the put option contracts purchased by the Fund are designed to provide a 100% buffer at the one-year contract expiration. However, on an ongoing basis, the Fund will experience investment buffers that are expected to be greater or less than the sought-after 100% quarterly buffer due to the impacts of the Fund’s laddered investment approach described below. The laddered approach of investing in one-year put option contracts every three months will result in Fund investment performance that is very different than if the Fund invested in put option contracts with a single expiration date. As described further below, the Fund’s put option contracts have different expiration dates and initial values of the U.S. Large Cap Index, resulting in price movements of differing magnitude for each put option contract. As a result, changes in the value of the U.S. Large Cap Index are likely to have different impact on the values of each of the put option contracts. While the Fund will seek to purchase put option contracts at strike prices that create a 100% buffer at the conclusion of its one-year term, the option contracts in the Options Portfolio will have unique values that are dependent on the strike prices and time to expiration.

Options Portfolio Laddering

The Sub-Adviser will seek to “ladder” the Fund’s option contracts by entering into new purchased put option contracts packages every three-months. “Laddering” is an investment technique that utilizes multiple option positions over multiple expiration dates, to avoid the risk of reinvesting a large portion of assets in an unfavorable market environment and to create more instances to reset buffer opportunities during extended periods of market appreciation. The portfolio managers oversee the construction and resetting of the Options Portfolios, but the characteristics of the Options Portfolio will be dependent on market conditions at the time of establishing the Options Portfolio, including but not limited to volatility. As a result of the laddered put option contracts and sold call option contracts, the Fund expects that it will experience approximately 25% – 30% of the annualized volatility experienced by the U.S. Large Cap Index, which is not guaranteed.

The Fund’s purchased put option contracts will be separated into four tranches with approximately one-year expirations, such that the Fund’s hedge on downside risk rolls on a quarterly basis. After a put option contract expires, the Fund will enter into a new put option contract with one-year expiration dates that are staggered approximately every three months. Every three months one put option contract expires and subsequently “rolls” into another one-year period, refreshing the sought-after 100% buffer. This process repeats every three months, with the Fund participating in a rolling set of buffer opportunities. In order for the Fund to create the “laddered” approach, the Fund will initially use put option contracts with expiration dates of approximately three months, six months, nine months and one-year, respectively.

Similarly, the Fund will sell call option contracts with approximately two-week expirations into tranches with such expirations being staggered approximately every 3 to 4 calendar days. The Sub-Adviser uses short-dated call option contracts to minimize (when compared to using longer-dated call option contracts) the incidence of the U.S. Large Cap Index appreciating above the strike price, which would limit the Fund’s upside potential. The proceeds from the sold call option contracts will be used to purchase the put option contracts that provide the Fund’s sought-after buffers and to gain additional exposure to the Equity Portfolio. At the expiration of the Fund’s put option contract each quarter, the Fund will manage its Equity Portfolio exposure, in addition to the proceeds from call option contracts that align with the expiration of the put option contract, to pay for the costs of the purchased put option contract to implement the 100% buffer.

The impact of the Fund’s laddered investment approach is that there will be four “buffers” with one expiring every three months. These buffers will have different expiration dates (and therefore, measuring periods), as well as strike prices and initial values. Further, one of the components that impacts the value of an option contract is the time remaining until expiration. Therefore, changes in the U.S. Large Cap Index and the timing of such changes relative to the put option contract’s expiration date will cause different impacts on each purchased put option contract.

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund’s investment objectives will be achieved. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund is subject to certain unique risks in light of its investment strategy, listed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against losses in the U.S. Large Cap Index by implementing the sought-after buffers. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after buffers, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after buffers are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after buffers provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after protection against 100% of the U.S. Large Cap Index losses. Further, if the U.S. Large Cap Index, and therefore the Fund, has significantly appreciated in value the Fund will not be protected against losses of such gains until the U.S. Large Cap Index has decreased to the strike price of a given put option contract. While the Fund seeks to minimize the likelihood of this effect through the strike prices selected for the Fund’s put option contracts, there is no guarantee that it will be successful in doing so, and investors may experience losses.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after buffers implemented by the Options Portfolio.

Upside Participation Risk.    The Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which will have a negative impact on the Fund’s performance in the event the U.S. Large Cap Index exceeds the strike price of the Fund’s sold call option contracts. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed. In addition, because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds common stocks directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of Shares will fluctuate with changes in the value of the equity securities that comprise the Equity Portfolio Index, subject to the Fund’s hedging strategy.

Common Stock Risk.    Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stock have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the common stocks held by the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund.

Concentration Risk.    To the extent the Fund concentrates or has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Derivatives Risk.    To employ the Fund’s defined outcome strategy, the Fund utilizes derivative instruments, specifically, option contracts. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the following risks associated with its use of derivative instruments:

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4”). Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after buffer.

Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the Options Clearing Corporation (the “OCC”), rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after buffers, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of option contracts or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants (“APs”) are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Performance

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Management

Investment Adviser

Innovator Capital Management, LLC

Investment Sub-Adviser

Parametric Portfolio Associates LLC

Portfolio Managers

The following persons serve as portfolio managers of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management at Parametric

•   Gordon Wotherspoon – Managing Director, Head of Equity SMA at Parametric

•   Alex Zweber – Managing Director, Investment Strategy at Parametric

•   Michael Zaslavsky – Senior Investment Strategist at Parametric

•   Larry Berman – Managing Director, Investment Management at Parametric

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund and have served in such capacity since the Fund’s inception in May 2025.

Purchase and Sale of Fund Shares

The Fund will issue and redeem Shares at NAV only with authorized participants that have entered into agreements with the Fund’s distributor and only in Creation Units or multiples thereof (“Creation Unit Aggregations”), in exchange for the deposit or delivery of a basket of securities in which the Fund invests. The Fund may also issue and redeem Shares in exchange for cash. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Individual Shares may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker or dealer at a market price. Because the Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a premium), at NAV, or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information on the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is available online at www.innovatoretfs.com.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income, returns of capital or capital gains. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary (such as a bank), Innovator and Foreside Fund Services, LLC, the Fund’s distributor (the “Distributor”), may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Additional Information About the Fund’s Principal Investment Strategies

The Fund is an actively managed ETF. The investment objective of the Fund is to seek long-term capital gains while mitigating overall market risk. The Fund’s investment objective and policies described herein are non-fundamental policies that may be changed by the Board without shareholder approval. The Fund may liquidate and terminate at any time without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (“SAI”). The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that give economic exposure to equity securities. For purposes of this policy, the Fund will value its option contracts at mark-to-market and its positions are marked-to-market daily. The Fund has adopted a policy to provide the Fund’s shareholders with at least 60 days prior notice of any change in this policy.

As described in “Principal Investment Strategies” and in “Principal Risks,” there are risks associated with an investment in the Fund and there is no guarantee that the Fund will be successful in providing risk-managed investment exposure to the U.S. Large Cap Index.

The Fund invests in equity securities that comprise the Equity Portfolio Index, which seeks to provide the returns of the 500 largest U.S. companies, as measured by market capitalization. The Equity Portfolio Index ranks U.S. companies by total market capitalization in descending order, with the security having the highest market capitalization assigned a rank of 1. Securities selected for inclusion in the Equity Portfolio Index are selected as follows:

•   The securities with the top 425 market capitalizations are included.

•   The next 75 components are selected by first selecting companies that are constituents of the Equity Portfolio Index prior to the Equity Portfolio Index reconstitution and ranked outside of the top 425 in market capitalization rankings at the time of the reconstitution. The securities within the market capitalization rank of 426-600 within this pool will be chosen until the total number of components selected equals 500.

•   If fewer than 500 components exist after the foregoing step, the highest-ranking securities that were not previously Equity Portfolio Index components are then added until 500 companies are included.

The Fund purchases “put” option contacts as well as sells “call” option contracts. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Option contracts can either be “American” style or “European” style. American style option contracts may be exercised by the holder of the option contract at any time prior to the option contract’s expiration date. European style option contracts may only be exercised by the holder of the option contract on the expiration date of such option contract. The Fund intends to use European style put and call option contracts.

The Fund may incorporate tax loss harvesting within the Equity Portfolio to maximize the realization of losses. Realized losses in the Equity Portfolio may be used to offset realized gains in the Options Portfolio and Equity Portfolio.

Fund Investments

Principal Investments

Equity Securities

The Fund invests in equity securities, which primarily includes common stocks. Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic, and other conditions.

Common Stocks

Common stock represents an equity or ownership interest in an issuer. Common stock may or may not pay dividends, and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Option Contracts

In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period.

Options contracts on an index give one party the right to receive or deliver cash value of the particular index, and another party the obligation to receive or deliver the cash value of that index. Option contracts on an individual security such as an ETF give one party the right to buy or sell the particular security, and another party the obligation to sell or buy that same security. A put option contract allows the holder of the put option contract to sell a specific asset at a pre-determined price. A call option contract allows the holder of the call option contract to buy a specific asset at a pre-determined price. Many options are exchange-traded and are available to investors with set or defined contract terms (standardized options) and are settled through a clearing house and are guaranteed. The Fund intends to use standardized listed options.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. The Fund’s option contracts are exchange-traded, and therefore will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by Innovator as the “Valuation Designee” pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board. The Fund will enter into option contracts in accordance with Rule 18f-4, which requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.

Disclosure of Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.innovatoretfs.com.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above. The significance of each risk factor below may change over time and you should review each risk factor carefully.

Investment Strategy Risk.    The Fund is subject to certain unique risks in light of its investment strategy, listed below.

Buffered Loss Risk.    There can be no guarantee that the Fund will be successful in implementing its strategy to provide sought-after protection against losses in the U.S. Large Cap Index by implementing the sought-after buffers. A shareholder may lose its entire investment. There could be material differences between the returns of the Equity Portfolio and the Fund’s exposure to the U.S. Large Cap Index through the Options Portfolio. To the extent such disconnect occurs, the Options Portfolio may be unsuccessful in providing the sought-after buffers, which are not guaranteed. Accordingly, investors could suffer losses the Options Portfolio is designed to prevent. The sought-after buffers are provided by virtue of the Fund’s put option contracts, which are laddered with different expiration dates. Because the Fund ladders its option contracts and the Fund’s put option contracts will have different terms (including expiration dates), different tranches of put option contracts may produce different returns, the effect of which may be to reduce the Fund’s sought-after protection. Further, because of the structure of these option contracts, the sought-after buffers provided by any single put option contract will not be fully in-effect until the expiration date of the put option contract. Therefore, at any given moment the Fund may not receive the benefit of the sought-after protection on losses that could be available from an Options Portfolio with a single expiration date. When the put option contracts of one tranche “rolls” after its expiration, there is no guarantee that market conditions will be such that the Fund will be able to replace such expiring put option contracts with new put option contracts that produce the sought-after protection against 100% of the U.S. Large Cap Index losses. Further, if the U.S. Large Cap Index, and therefore the Fund, has significantly appreciated in value the Fund will not be protected against losses of such gains until the U.S. Large Cap Index has decreased to the strike price of a given put option contract. While the Fund seeks to minimize the likelihood of this effect through the strike prices selected for the Fund’s put option contracts, there is no guarantee that it will be successful in doing so, and investors may experience losses.

Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the U.S. Large Cap Index through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide a hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience losses on its investment, including the loss of its entire investment. In a market environment where the U.S. Large Cap Index is generally appreciating, the Fund may underperform the U.S. Large Cap Index and/or similarly situated funds. In order to provide the sought-after protection against decreases in Equity Portfolio, the Fund sells call option contracts that reference the U.S. Large Cap Index, which will negatively impact the Fund’s performance in a market environment where the U.S. Large Cap Index appreciates. Any Fund underperformance may also be a result of management risk. Additionally, the Fund’s portfolio managers also implement an optimized equity strategy in order to substantially replicate the returns of the Equity Portfolio Index. To the extent that the returns of the Equity Portfolio do not align with the price returns of the U.S. Large Cap Index, the Fund may not be successful in implementing the sought-after buffers implemented by the Options Portfolio.

Upside Participation Risk.    The Fund’s sold call option contracts effectively sell potential upside of the U.S. Large Cap Index in return for a premium received, which will have a negative impact on the Fund’s performance in the event the U.S. Large Cap Index exceeds the strike price of the Fund’s sold call option contracts. In a market environment where the U.S. Large Cap Index appreciates beyond the strike price of the sold call option contracts, the Fund could underperform. The Fund uses near term expiration dates for the sold call option contracts to minimize the likelihood of this occurrence, however the success of this strategy is not guaranteed. In addition, because the Fund uses an optimized investment strategy in the implementation of the Equity Portfolio, the Fund will weight securities differently than the Equity Portfolio Index, which may cause the Fund to underperform or overperform the Equity Portfolio Index based on those different weightings.

Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Equity Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. The value of your investment in the Fund is based on the market prices of the securities to which the Fund has exposure. These prices change daily due to economic and other events that affect particular companies and other issuers or the market as a whole. Historically, the equity markets have moved in cycles so that the value of the Fund’s equity securities may fluctuate from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments and the prices of their securities may suffer a decline in response.

Common Stock Risk.    Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stock have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the common stocks held by the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund.

Concentration Risk.    To the extent the Fund concentrates or has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Information Technology Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to companies in the information technology sector. Information technology companies produce and provide hardware, software and information technology systems and services. Information technology companies are generally subject to the following risks: rapidly changing technologies and existing produce obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Large Capitalization Companies Risk.    The Fund, directly through the Equity Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Equity Portfolio Index and/or similarly situated funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Equity Portfolio versus that of the Equity Portfolio Index and the impact of the Fund’s sold call options in rapidly appreciating market environments.

Investment Objective Risk.    Certain circumstances under which the Fund might not achieve its objective include, but are not limited, to (i) if the Fund disposes of option contracts, (ii) if the Fund is unable to maintain the proportional relationship based on the number of option contracts in the Fund’s portfolio, (iii) significant accrual of Fund expenses in connection with effecting the Fund’s principal investment strategy or (iv) adverse tax law changes or interpretations affecting the treatment of option contracts.

Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Derivatives Risk.    To employ the Fund’s defined outcome strategy, the Fund utilizes derivative instruments, specifically, option contracts. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms, which can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price. In addition to the foregoing, the Fund is subject to the following risks associated with its use of derivative instruments:

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s rules-based strategy to effectively mitigate downside risk of the Fund. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest rates, including the implied volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund enters into option contracts in accordance with Rule 18f-4. Accordingly, the Fund is required to, among other things, adopt and implement a written derivatives risk management program and comply with limitations on risks relating to its derivatives transactions. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the sought-after buffer.

Clearing Member Default Risk.    Cleared derivatives, such as the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared. In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only clearing members can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for the Fund’s options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Counterparty Risk.    The Fund invests in exchange-listed option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after buffers, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the options, among others.

Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Market Risk.    The securities in the Fund are subject to market fluctuations, and the Fund could lose money due to short-term market movements and over longer periods during market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. Values of securities may change due to factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of securities. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s investments and could result in disruptions in the trading markets. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors or other economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could result in disruptions to trading markets and could also adversely affect the prices and liquidity of a Fund’s holdings. Any of such circumstances could result in increased market volatility and/or have a materially negative impact on the value of Shares or the liquidity of an investment. During any such events, Shares may trade at greater premiums or discounts to their NAV and the bid/ask spread on Shares may widen. The future potential economic impact of any such future events is impossible to predict and could result in adverse market conditions that impact the performance of the Fund.

New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Code. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). Authorized participants are not obligated to make a market in Shares or submit orders for the issuance or redemption of Creation Units. To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser and Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The Fund’s NAV represents the value of the Fund’s investments and is calculated by taking the sum of the Fund’s assets less the Fund’s liabilities, if any. The NAV per Share is the value of a Share’s portion of all of the Fund’s net assets. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV. Additionally, decisions by market makers and/or authorized participants or reduced effectiveness of the arbitrage process in maintaining the relationship of the Fund’s NAV to the market price of its Shares could result in the Shares trading at a premium, or discount to NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and APs are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test. If the Fund were to fail to meet the qualifying income test or asset diversification test and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the U.S. Large Cap Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the U.S. Large Cap Index under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value its options contracts becomes more difficult and the judgment of the Fund’s investment adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data. Consequently, while such determinations may be made in good faith, it may nevertheless be more difficult for the Fund to accurately assign a daily value. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund.

Management of the Fund

The Fund is a series of Innovator ETFs® Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, custodian and fund administrative and accounting agent.

Investment Adviser

Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187, serves as the Fund’s investment adviser. In its capacity as Adviser, Innovator has overall responsibility for selecting and monitoring the Fund’s investments and managing the Fund’s business affairs. Innovator serves as investment adviser to 173 ETFs, each of which is organized as a separate series of the Trust, a registered management investment company.

Investment Sub-Adviser

Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104, serves as the Fund’s investment sub-adviser. Parametric has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers

Jennifer Mihara, Gordon Wotherspoon, Alex Zweber, Michael Zaslavsky and Larry Berman serve as the Fund’s portfolio managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund.

•   Jennifer Mihara – Managing Director, Head of Equity Fund Management.    Ms. Mihara is responsible for providing oversight to the Centralized Portfolio Management (CPM), Global Equities, and Institutional CPM & Large Case Custom Core Portfolio Management teams. Prior to her current role, Ms. Mihara was responsible for leading the CPM Team. Before joining Parametric in 2005, she was an investment associate at Merrill Lynch for five years. Ms. Mihara earned a BA in economics and a minor in mathematics from Colgate University

•   Gordon Wotherspoon – Managing Director, Head of Equity SMA.    Mr. Wotherspoon is responsible for overseeing portfolio management of the Custom Core Equity product for the firm’s brokerage and bank-sponsored channels. Prior to joining Parametric in 2004, Mr. Wotherspoon led the investment manager due diligence effort for an institutional investment consulting group within UBS Financials Services. Mr. Wotherspoon earned a MBA and a BS in economics from the University of Washington.

•   Alex Zweber – Managing Director, Investment Strategy at Parametric.    Mr. Zweber leads the investment team that is responsible for Parametric’s liquid alternative strategies. Mr. Zweber has over 15 years of experience working in portfolio construction, trading and portfolio management across both futures contracts and option contracts. In his various positions, he has worked closely with institutional and high-net-worth clients and their consultants to address their investment and risk management needs. Previously, Mr. Zweber was responsible for supporting the development and distribution of Parametric’s strategies in Europe, and before that Mr. Zweber served as a Senior Portfolio Manager on Parametric’s volatility risk premium solutions. Mr. Zweber began his career in the investment management industry in 2006 with the Clifton Group (acquired by Parametric in 2012). Mr. Zweber earned a BA in economics from Macalester College and is a CFA and CAIA Charterholder.

•   Michael Zaslavsky – Senior Investment Strategist at Parametric.    Mr. Zaslavsky is responsible for Parametric’s liquid alternatives strategies, focusing on delivering expertise and though leadership to help clients in all aspects of the investment management process. As a member of the portfolio management team, Mr. Zaslavsky is responsible for driving strategy evolution and research. Mr. Zaslavsky formerly held a portfolio manager role in which he supported a wide spectrum of Parametric’s institutional capabilities, including the Volatility Risk Premium Strategy, liability-driven investing, and tailored exposure. Prior to joining Parametric in 2015, Mr. Zaslavsky spent seven years as a proprietary trader for Citigroup, where he specialized in volatility modeling and arbitrage across equity indexes, single stocks, and commodities. Mr. Zaslavsky received his BS in finance from Bowling Green State University. Mr. Zaslavsky is a CFA and CAIA Charterholder.

•   Larry Berman – Managing Director, Investment Management at Parametric.    Mr. Berman oversees the portfolio management and trading of the Parametric Liquid Alternatives Investment Strategies, including commodities, volatility risk premium and related options strategies. Mr. Berman is a member of the Parametric Enterprise Investment Management Committee and a voting member of the Liquid Alternatives Investment Committee. Prior to joining Parametric in 2006 (originally as an employee of Managed Risk Advisors, which was acquired by Parametric in 2007), Mr. Berman was a principal at Wolverine Trading, one of the largest options market-makers in the world. At Wolverine, he was the head trader in charge of all trading in the New York office on the American Stock Exchange and the COMEX, and he was responsible for over 90 equity/index options as well as market-making in ETFs and structured products. Mr. Berman earned a BS in business administration from Boston University.

For additional information concerning Innovator and Parametric, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Shares may also be found in the SAI.

Management Fee

Pursuant to an investment advisory agreement between Innovator and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Innovator in an amount equal to 0.89% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Innovator for the services it provides to the Fund. Out of the unitary management fee, Innovator pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Innovator is not responsible for interest, taxes, brokerage commissions and any other transaction-related fees and expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

Pursuant to an investment sub-advisory agreement between Innovator, Parametric and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Innovator has agreed to pay an annual sub-advisory fee to Parametric in an amount based on the Fund’s average daily net assets. Innovator is responsible for paying the entirety of Parametric’s sub-advisory fee. The Fund does not directly pay Parametric.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR for the fiscal period ended October 31, 2025.

Manager of Managers Structure.    The Fund and Innovator have received an exemptive order from the SEC to operate under a manager of managers structure that permits Innovator, with the approval of the Board, to appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (“Manager of Managers Structure”). Under the Manager of Managers Structure, Innovator has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund’s sub-advisers and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-adviser that is affiliated with the Fund or Innovator.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to any sub-adviser or the sub-advisory agreement. The Manager of Managers Structure does not permit an increase in the advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to any sub-adviser or a sub-advisory agreement within 90 days of the change.

Additional Information Relating to the Declaration of Trust

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders. Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board to bring the subject action unless an effort to cause the Board to bring such action is excused. A demand on the Board shall only be excused if a majority of the Board a material personal financial interest in the subject action.

There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended, the Securities Exchange Act of 1934, as amended and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust. The provisions of the Declaration of Trust are not intended to restrict any shareholder rights under the federal securities laws and do not mandate the adjudication of federal securities laws claims through arbitration.

How to Buy and Sell Shares

The Fund will issue or redeem its Shares at NAV per Share only in Creation Units. Most Fund shareholders will buy and sell Shares in secondary market transactions through brokers. Shares will be listed for trading on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded shares. Share prices are reported in dollars and cents per Share. There is no minimum investment. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because Shares trade at market price rather than NAV, a Fund shareholder may pay more than NAV when purchasing Shares and receive less than NAV when selling Shares.

Authorized participants may acquire Shares directly from the Fund, and authorized participants may tender their Shares for redemption directly to the Fund, at NAV per Share only in Creation Units, and in accordance with the procedures described in the SAI.

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Share Trading Prices

The trading prices of Shares on the Exchange is based on market price and may differ from the Fund’s daily NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares.

Frequent Purchases and Redemptions of Shares

The Fund does not impose restrictions on the frequency of purchases and redemptions (“market timing”), and has adopted no policies and procedures with respect to market timing activities. In making this determination, the Board considered the risks associated with market timing activities by the Fund’s shareholders, including, dilution, disruption of portfolio management, increases in the Fund’s trading costs and the potential for the realization of capital gains.

Shares may be purchased and redeemed directly from the Fund only when aggregated into one or more Creation Units by authorized participants that have entered into agreements with the Fund’s distributor. The vast majority of trading in Shares occurs on the secondary market and does not involve the Fund directly. Cash trades on the secondary market are unlikely to cause many of the harmful effects of frequent purchases and/or redemptions of Shares detailed above. To the extent the Fund may effect the issuance or redemption of Creation Units in exchange wholly or partially for cash, such trades could result in disruption of portfolio management, dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objectives, and may lead to the realization of capital gains. These consequences may increase as the frequency of cash purchases and redemptions of Creation Units by authorized participants increases. However, direct trading by authorized participants is critical to ensuring that Shares trade at or close to NAV.

To minimize these potential consequences of frequent purchases and redemptions of Shares, the Fund imposes transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs the Fund incurs in effecting trades. In addition, the Fund reserves the right to not accept orders from authorized participants that Innovator has determined may be disruptive to the management of the Fund or otherwise are not in the best interests of the Fund. For these reasons, the Board has not adopted policies and procedures with respect to frequent purchases and redemptions of Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund, however the Fund expects to make such dividend payments on a quarterly basis. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. This may not be sufficient for you to use as the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax advisor about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•   Your Fund makes distributions,

•   You sell your Shares listed on the Exchange, and

•   You purchase or redeem Creation Units.

To maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. The Fund intends to treat any income that it may derive from its option contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the option contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of option contracts is not appropriately the referenced asset, the Fund could lose its own status as a RIC.

Taxes on Distributions

The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Taxes on Exchange Listed Shares

If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

Taxes and Purchases and Redemptions of Creation Units

If you exchange securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and any cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the Fund’s Option Contracts

The Fund’s investments in offsetting positions with respect to the reference asset may be “straddles” for U.S. federal income tax purposes. Generally, the straddle rules apply to a taxpayer that holds offsetting positions in personal property (whether or not of the same kind) if the offsetting positions result in a substantial diminution of the taxpayer’s risk of loss from any of the positions. For example, a taxpayer that owns a security and a put option to sell that security at a specified price may be engaged in a straddle. A taxpayer holding a straddle may be required to defer losses realized on one position until gain is realized on the related offsetting position. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Fund are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

The option contracts included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that some of the positions held by the Fund will be subject to Section 1256, which means that those positions will not be marked to market, but the positions will be subject to the straddle rules.

The Fund intends to limit the overlap between its stock holdings and the underlying constituents of the U.S. Large Cap Index to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Fund expects that the index call option contracts it writes will not be considered straddles because its stock holdings will be sufficiently dissimilar from the components of the U.S. Large Cap Index under applicable guidance established by the IRS. Under certain circumstances, however, the Fund may enter into options transactions or certain other investments that may constitute positions in a straddle.

Treatment of Fund Expenses

Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit

If the Fund invests in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Backup Withholding

The Fund may be required to withhold U.S. federal income tax (“backup withholding”) from dividends and capital gains distributions paid to shareholders. Federal tax will be withheld if (1) the shareholder fails to furnish the Fund with the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify to the Fund that he or she is not subject to backup withholding. The current backup withholding rate is 24%. Any amounts withheld under the backup withholding rules may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Investors

If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund will generally be characterized as dividends for U.S. federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below.

However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions to, and gross proceeds from dispositions of Shares by, (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners may be subject to a U.S. withholding tax of 30%. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Shares.

Consult your personal tax advisor about the potential tax consequences of an investment in Shares under all applicable tax laws. See “Distributions and Taxes” in the SAI for more information.

Distributor

Foreside Fund Services, LLC (the “Distributor”) serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.

Net Asset Value

US Bancorp Fund Services LLC (“USBFS”), the Fund’s administrator and fund accounting agent, calculates the Fund’s NAV at the close of regular trading (ordinarily 4:00 p.m. E.S.T.) every day the New York Stock Exchange is open. The NAV for one Share is the value of that Share’s portion of all of the net assets of the Fund, which is calculated by taking the market price of the Fund’s total assets, including any interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent is the NAV per Share.

Section 2(a)(41) of the 1940 Act provides that when a market quotation is readily available for a fund’s portfolio investments, such investment must be valued at the market value. Rule 2a-5 defines a readily available market quotation as “a quoted price (unadjusted) in active markets for identical investments that the fund can access at a measurement date, provided that a quotation will not be readily available if it is not reliable.” If a market quotation is not “readily available” the portfolio investment must be fair valued as determined in good faith by a fund’s board of trustees. Rule 2a-5 allows a fund’s board of trustees to designate the fund’s investment adviser as the “valuation designee” to perform fair value determinations subject to certain conditions. In accordance with Rule 2a-5, the Board has appointed Innovator as the “Valuation Designee” for the Fund’s portfolio investments. Investments will be fair valued as determined in good faith in accordance with the policies and procedures established by Innovator as the Valuation Designee pursuant to Rule 2a-5 and approved by, and subject to the oversight of, the Board of Trustees. As a general principle, “fair value” represents a good faith approximation of the value of a portfolio investment and is the amount the Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. The use of fair value prices may result in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities. While the Valuation Procedures (defined below) are intended to result in the Fund’s NAV calculation that fairly reflects the values as of the time of pricing, the fair value determined for a portfolio instrument may be materially different from the value that could be realized upon the sale of that instrument.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

Exchange-traded option contracts (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued. Any fair value determination will be made in accordance with the policies and procedures established by Innovator as Valuation Designee in accordance with Rule 2a-5.

USBFS may obtain all market quotations used in valuing securities from a third-party pricing service vendor (a “Pricing Service”). If no quotation can be obtained from a Pricing Service, then USBFS will contact the Trust’s pricing committee (the “Pricing Committee”). The Pricing Committee is responsible for establishing the valuation of portfolio securities and other instruments held by the Fund in accordance with the pricing and valuation procedures adopted by the Board (the “Valuation Procedures”). The Pricing Committee will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell Shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its Shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

For more information about how the Fund’s NAV is determined, please see the section in the SAI entitled “Determining Offering Price and Net Asset Value.”

Fund Service Providers

US Bancorp Fund Services LLC is the administrator and transfer agent for the Trust. U.S. Bank, N.A. serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund’s Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at www.innovatoretfs.com.

Other Investment Companies

Section 12(d)(1) of the 1940 Act (“Section 12(d)(1)”) restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 under the 1940 Act provides the conditions under which an investment company may invest in securities of another investment company beyond the limits prescribed in Section 12(d)(1). Any investment by another investment company in the Fund, or by the Fund in another investment company, must comply with Rule 12d1-4 in order to exceed the limits contained in Section 12(d)(1).

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. The total returns in the table represent how much an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Certain information reflects financial results for a single Fund Share. The information below has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Form N-CSR, which is available upon request.

Innovator ETFs® Trust

Financial Highlights

Innovator Equity Managed 100 Buffer ETF™

		Investment Operations:			Less Distributions From:
For the Year Ended	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions
10/31/2025(j)	$25.00	$0.04	$1.90	$1.94	$(0.03)	$—	$—	$(0.03)
					Supplemental Data and Ratios
For the Year Ended	ETF Transaction Fees Per Share		Net Asset Value, End of Year	Total Return(c)	Net Assets, End of Year (in Thousands)	Ratio of Expenses to Average Net Assets Before Expense Reimbursement/ Recoupment(d)(e)	Ratio of Expense to Average Net Assets After Expense Reimbursement/ Recoupment (d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)
10/31/2025(j)	$0.00	(g)	$26.91	7.76%	$73,995	0.89%	0.89%	0.29%	7%

(a)      Net investment income per share has been calculated based on average shares outstanding during the periods.

(b)      Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)      Not annualized for periods less than one year.

(d)      Annualized for periods less than one year.

(e)      Ratios do not include the income and expenses of the underlying funds in which the Fund invests.

(f)      Portfolio turnover rate excludes in-kind transactions.

(g)      Amount represents less than $0.005 per share.

(h)      Inception date of the Fund was May 12, 2025.

Innovator Equity Managed 100 Buffer ETF™

For more detailed information on the Fund, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements. The Fund’s most recent SAI, annual or semi-annual reports and certain other information such as Fund financial statements are available free of charge by calling the Fund at (800) 208-5212, on the Fund’s website at www.innovatoretfs.com or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Innovator Capital Management, LLC 200 W. Front Street Wheaton, Illinois 60187 (800) 208-5212 www.innovatoretfs.com	SEC File #: 333-146827 811-22135

Statement of Additional Information

Innovator Equity Managed Floor ETF® (SFLR) Innovator Nasdaq-100® Managed Floor ETF® (QFLR) Innovator U.S. Small Cap Managed Floor ETF® (RFLR) Innovator Equity Managed 100 Buffer ETF™ (BFRZ)

February 27, 2026

200 W. Front Street
Wheaton, Illinois 60187
www.innovatoretfs.com

This Statement of Additional Information (“SAI”) describes shares of each the funds set forth above (each a “Fund” and collectively, the “Funds”), each a series of Innovator ETFs® Trust (the “Trust”).

This SAI supplements the information contained in each Fund’s Prospectus, each dated February 27, 2026, as each may be amended and supplemented from time to time. This SAI should be read in conjunction with the Prospectus. This SAI is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectus. A copy of a Fund’s most recent Prospectus may be obtained, without charge, by writing the Adviser at the address listed above or by calling (800) 208-5212.

Each Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”). The investment sub-adviser for each Fund is Parametric Portfolio Associates LLC (“Parametric”). The Funds’ distributor is Foreside Fund Services, LLC (“Foreside” or the “Distributor”).

The shares of each Fund are principally listed for trading on NYSE Arca, Inc.

The audited financial statements for each Fund’s most recent fiscal year appear in the Funds’ Form N-CSR dated October 31, 2025, as filed with the Securities and Exchange Commission (the “SEC”). The financial statements from the Form N-CSR and notes thereto are incorporated herein by reference. The Form N-CSR is available without charge by calling (800) 208-5212 or by visiting the SEC’s website at http://www.sec.gov.

-ii-

General Information

The Trust is a Delaware statutory trust organized on October 17, 2007. On August 11, 2017, the Trust changed its name from Academy Funds Trust to Innovator ETFs® Trust. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of 173 separate series, representing separate portfolios of investments. This SAI relates to the Funds listed in the table below, each of which is a separate series of the Trust and is classified as a “non-diversified company,” as such term is defined in the 1940 Act.

Innovator Equity Managed Floor ETF®
Innovator Nasdaq-100® Managed Floor ETF®
Innovator U.S. Small Cap Managed Floor ETF®
Innovator Equity Managed 100 Buffer ETF™

Each Fund offers, issues and redeems shares (“Shares”) at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit”). Each Fund may issue or redeem Creation Units in exchange for the securities comprising the Fund (“Deposit Securities”) and/or cash, or some combination thereof. The shares of each Fund are principally listed for trading on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). NYSE Arca is a national securities exchange. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below such Fund’s NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the section entitled “Disclosure of Portfolio Holdings Information”), and, generally, in exchange for a cash amount. In the event of the liquidation of a Fund, the Trust may lower the number of Shares in a Creation Unit.

Each Fund is a separate mutual fund, and each Share represents an equal proportionate interest in such Fund. All consideration received by the Trust for Shares and all assets of a Fund belong solely to the Fund and would be subject to liabilities related thereto.

The Trust reserves the right to permit or require that creations and redemptions of Shares are effected fully or partially in-kind and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of any omitted Deposit Securities. The Trust may use such cash deposit at any time to purchase Deposit Securities. For more information please see the section entitled “Creation and Redemption of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (the “SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) provides that by virtue of becoming a shareholder of the Trust, each shareholder is bound by the provisions of the Declaration of Trust. Subject to the provisions of the Declaration of Trust, the Board of Trustees of the Trust may, subject to the requisite vote, engage in and prosecute, defend, compromise, abandon, or adjust, by arbitration, or otherwise, any actions, suits, proceedings, disputes, claims, and demands relating to the Trust. The Board of Trustees may, in the exercise of their or its good faith business judgment, dismiss any action, suit, proceeding, dispute, claim or demand, derivative or otherwise, brought by a shareholder in its own name or in the name of the Trust. The Declaration of Trust further provides a detailed process for the bringing of derivative actions by shareholders.

Prior to bringing a derivative action, a written demand by the complaining shareholder must first be made on the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees has a material personal financial interest in the subject action. There may be questions regarding the enforceability of these provisions based on certain interpretations of the Securities Act of 1933 Act, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act. However, the Declaration of Trust provides if any provision shall be held invalid or unenforceable in any jurisdiction, such invalidity or unenforceability shall attach only to that provision in such jurisdiction and shall not in any manner affect such provision in any other jurisdiction or any other provision of the Declaration of Trust.

Capitalized terms used in this SAI, but not otherwise defined, have the meanings ascribed to them in the respective Fund’s Prospectus.

Exchange Listing and Trading

There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met. The Exchange may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, (ii) the “approximate value” of a Fund, as described in the section of the Prospectus entitled “Net Asset Value,” is no longer calculated or available, or (iii) any other event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels. Negotiated commission rates only apply to investors who will buy and sell Shares of a Fund in secondary market transactions through brokers on the Exchange and does not apply to investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of a Fund.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by a Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Exchange generally is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on a national securities exchange, a trading facility, or an alternative trading system.

Innovator or its affiliates, or a fund for which Innovator or an affiliate serves as investment adviser, (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) Funds as they are launched or thereafter, or may purchase Shares of a Fund through a broker-dealer or other investors, including in secondary market transactions. Because the Selling Shareholder may be deemed to be affiliates of the Fund, the Shares are being registered to permit the resale of these shares from time to time after any such purchase. The Fund will not receive any of the proceeds from the resale of such Shares.

Investment Restrictions and Policies

Investment Objective

There can be no assurance that a Fund will achieve its objective. Each Fund’s investment objective and policies, and its associated risks, are discussed below and in the Fund’s Prospectus, which should be read carefully before an investment is made. All investment objectives and investment policies not specifically designated as fundamental may be changed without shareholder approval. Additional information about each Fund and its policies is provided below.

Fundamental Investment Restrictions

The investment restrictions set forth below have been adopted by the Trust as fundamental policies that cannot be changed without the affirmative vote of the holders of a majority of the outstanding voting securities of a Fund (as defined in the 1940 Act). All other investment policies or practices of a Fund are considered by the Trust to be non-fundamental and, accordingly, may be changed without shareholder approval. For purposes of the 1940 Act, a “majority of the outstanding voting securities” means the lesser of the vote of: (i) 67% or more of the Shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of a Fund are present or represented by proxy, or (ii) more than 50% of the Shares of a Fund.

Each Fund shall not:

(1)       Borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

(2)       Act as an underwriter, except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

(3)       Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other persons, including other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder which may be adopted, granted or issued by the SEC.

(4)       Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein and (ii) making, purchasing or selling real estate mortgage loans.

(5)       Purchase or sell commodities except to the extent permitted by applicable law.

(6)       Issue senior securities, except to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

Innovator Equity Managed Floor ETF® shall not:

(7)       Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of identified industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies). To the extent the Fund invests in the securities of other investment companies, it will consider the concentrations of those underlying investment companies in determining compliance with its own concentration restrictions.

Innovator Nasdaq-100® Managed Floor ETF® shall not:

(7)       Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund will concentrate to approximately the same extent as the Nasdaq-100® Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund invests in the securities of other investment companies, it will consider the concentrations of those underlying investment companies in determining compliance with its own concentration restrictions.

Innovator U.S. Small Cap Managed Floor ETF® shall not:

(7)       Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund will concentrate to approximately the same extent as the U.S. Small Cap Equity Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund invests in the securities of other investment companies, it will consider the concentrations of those underlying investment companies in determining compliance with its own concentration restrictions.

Innovator Equity Managed 100 Buffer ETF™ shall not:

(7)       Invest 25% or more of the Fund’s net assets in securities of issuers in any one industry or group of industries (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies), except that the Fund will concentrate to approximately the same extent as the Equity Portfolio Index concentrates in the securities of a particular industry or group of industries. To the extent the Fund invests in the securities of other investment companies, it will consider the concentrations of those underlying investment companies in determining compliance with its own concentration restrictions.

Notations Regarding a Fund’s Fundamental Investment Restrictions

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a Fund to borrow money in amounts of up to one-third of such Fund’s total assets from banks for any purpose, and to borrow up to 5% of such Fund’s total assets from banks or other lenders for temporary purposes (a Fund’s total assets include the amounts being borrowed). To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments may be considered to be borrowings or involve leverage and thus are subject to the 1940 Act restrictions. In accordance with SEC staff guidance and interpretations, when the Fund engages in such transactions, the Fund instead of maintaining asset coverage of at least 300%, may segregate or earmark liquid assets, or enter into an offsetting position, in an amount at least equal to the Fund’s exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the SEC). The policy in (1) above will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing or to involve leverage to the extent permitted by the 1940 Act and to permit the Fund to segregate or earmark liquid assets or enter into offsetting positions in accordance with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

Except for restriction (1) above, if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets of a Fund will not constitute a violation of that restriction. With respect to restriction (1), if the limitations are exceeded as a result of a change in market value then such Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

With respect to the fundamental policy relating to concentrations set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. Rather, the SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes a concentration. It is possible that interpretations of concentration could change in the future. For purposes of restriction (7) for the Innovator U.S. Small Cap Managed Floor ETF®, the “U.S. Small Cap Equity Index” means such index that provides exposure to U.S. small capitalization companies as defined in the Fund’s prospectus, currently the Solactive United States 2000 Index. For purposes of restriction (7) for the Innovator Equity Managed 100 Buffer ETF™, the “Equity Portfolio Index” means such index that provides exposure to U.S. large capitalization companies as defined in the Fund’s prospectus, currently the Solactive GBS United States 500 Index.

With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to such Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

Non-Fundamental Investment Restrictions

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in each Fund’s Prospectus, a Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Trust’s Board of Trustees (the “Board”) without shareholder approval.

(1)       A Fund may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

(2)       A Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

*      *      *

Unless otherwise indicated, all limitations under a Fund’s fundamental or non-fundamental investment restrictions apply only at the time that a transaction is undertaken. Any change in the percentage of a Fund’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until the Adviser/Sub-Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences.

Portfolio Turnover

A Fund may have a portfolio turnover rate in excess of 100%. Portfolio trading will be undertaken principally to accomplish a Fund’s investment objective. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986 (the “Internal Revenue Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the Fund’s investment objective. Therefore, a Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from purchases and redemptions of Shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. The following table sets forth each Fund’s portfolio turnover rate for the indicated periods. Significant variations in portfolio turnover from year-to-year are generally the result of fluctuations in the size of a Fund or changes to a Fund’s portfolio holdings. Derivative instruments and instruments with maturities of one year or less at the time of acquisition are excluded from the calculation of each Fund’s portfolio turnover rate. If such instruments were included, the portfolio turnover rate of each Fund would differ from the below for certain of the Funds.

Portfolio Turnover Rate

Fund	Fiscal Period/Year Ended October 31, 2024	Fiscal Period/Year Ended October 31, 2025
Innovator Equity Managed Floor ETF®	9%	10%
Innovator Nasdaq-100® Managed Floor ETF®(1)	20%	26%
Innovator U.S. Small Cap Managed Floor ETF®(2)	24%	32%
Innovator Equity Managed 100 Buffer ETF™ (3)	N/A	7%

(1)    The Fund commenced operations on January 24, 2024.

(2)    The Fund commenced operations on September 16, 2024.

(3)    The Fund commenced operations on May 12, 2025.

Investment Strategies and Risks

The following information relates to and supplements the description of each Fund’s investment strategies and risks that are contained in its Prospectus and includes descriptions of permitted investments and investment practices as well as associated risk factors.

Borrowing and Leverage.    A Fund may borrow money to the extent permitted by the 1940 Act. If a Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, each Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. A Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cyber Security Risk.    Each Fund may be more susceptible to operational risks through breaches in cyber security. A cyber security incident may refer to either intentional or unintentional events that allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a Fund or a service provider to suffer data corruption or lose operational functionality. A cyber security incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, remediation costs associated with system repairs, data corruption or loss of operational capacity. Any of these results could have a substantial adverse impact on a Fund. For example, if a cyber security incident results in a denial of service, Fund shareholders could lose access to their electronic accounts for an unknown period of time, and employees could be unable to access electronic systems to perform critical duties for a Fund, such as trading, NAV calculation, shareholder accounting or fulfillment of Share purchases and redemptions. Cyber security incidents could cause a Fund, Adviser, Sub-Adviser or Distributor to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, or financial loss of a significant magnitude. Such incidents may also cause a Fund to violate applicable privacy and other laws. The Funds’ service providers have established risk management systems that seek to reduce the risks associated with cyber security, and business continuity plans in the event there is a cybersecurity breach. However, there is no guarantee that such efforts will succeed, especially since the Funds do not directly control the cyber security systems of the issuers of securities in which the Funds invest or the Funds’ third-party service providers (including the Funds’ transfer agent and custodian), and the Funds and its respective Shareholders may be negatively impacted as a result.

Equity Securities.    The Funds invest directly in equity securities. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate. Equity securities are described in more detail below:

•   Common Stock.    Common stock represents an equity or ownership interest in an issuer. Common stock may or may not pay dividends, and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

FLEX Options.    FLexible EXchange® Options (“FLEX Options”) are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.

The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.

Certain Considerations Regarding Options.    The FLEX Options in which a Fund invests will be options that reference a market index or an exchange-traded fund (“ETF”) that seeks to replicate the performance of such market index or a similarly situated market index (a “Reference Asset”). As such, the value of a Fund’s FLEX Options will fluctuate with changes in the value of the securities included in, or held by, the Reference Asset, and thus the Reference Asset’s price return. In addition to the value of the Reference Asset, the value of an option contract, in general, will reflect, among other things, the time remaining until its expiration date, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Option contracts that expire unexercised have no value.

Each of the options exchanges has established limitations governing the maximum number of call or put options on the same asset that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Innovator are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that a Fund may buy or sell.

The puts and calls on the Reference Asset entitle the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the Reference Asset at a predetermined specified price (the “strike price”). When the Fund writes a call on the Reference Asset, it receives a premium and agrees that the purchaser of the call, upon exercise of the call, will receive from the Fund the delivery of an amount of cash or a specified number of shares of the Reference Asset in exchange for the strike price. When the Fund buys a call on the Reference Asset, it pays a premium and has the same rights to such call as indicated above. When the Fund buys a put on the Reference Asset, it pays a premium and has the right to require the seller of the put, upon the Fund’s exercise of the put, to deliver an amount of cash or a specified number of shares of the Reference Asset in exchange for the strike price. When the Fund writes a put on the Reference Asset, it receives a premium and the purchaser of the put has the right to require the Fund to deliver an amount of cash or a specified number of shares of the Reference Asset in exchange for the strike price. Notwithstanding the above, the Fund utilizes FLEX Options that are cash-settled. Cash-settled option contracts give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option contracts . Gain or loss depends on changes in the value of the Reference Asset’s price return relative to the strike price for a given option contract. The amount of cash is equal to the difference between the closing price of the Reference Asset’s price return and the exercise price of the option contract times a specified multiple (“multiplier”), which determines the total value for each point of such difference.

Risks of Options on the Reference Asset.    If a Fund has purchased an option and exercises it before the closing value for that day is available, it runs the risk that the Reference Asset’s price return may subsequently change. If such a change causes the exercised option to fall out of the money, the applicable Fund will be required to pay the difference between the closing Reference Asset value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Rule 18f-4.    Funds that enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act are permitted to do so in accordance with Rule 18f-4 under the 1940 Act (“Rule 18f-4” or the “Derivatives Rule”). The Derivatives Rule defines the term “derivatives” to include short sales and forward contracts, such as TBA transactions, in addition to instruments traditionally classified as derivatives, such as swaps, futures, and option contracts. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions deemed to be “similar to” reverse repurchase transactions, such as certain securities lending transactions in connection with which a fund obtains leverage. Among other things, Rule 18f-4 prohibits a fund from entering into these derivatives transactions except in accordance with the provisions of the Derivatives Rule. The Derivatives Rule requires, among other things, a fund to adopt and implement a written “derivatives risk management program” and comply with limitations on risks relating to its derivatives transactions. The Derivatives Rule establishes limits on the derivatives transactions that a fund may enter into based on the value-at-risk (“VaR”) of the fund inclusive of derivatives. A fund generally satisfies the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the fund’s own portfolio absent derivatives holdings, as determined by such fund’s derivatives risk manager (the person or persons appointed by the fund’s board of directors/trustees responsible for administering the derivatives risk management program). This limits test is referred to as the “Relative VaR Test”. In addition, among other requirements, Rule 18f-4 also requires a fund carry out enhanced reporting to the board of directors/trustees, the SEC and the public regarding a fund’s derivatives activities. These requirements apply unless a fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. Each Fund complies with the requirements of Rule 18f-4 in its usage of option contracts. It is possible that the limits and compliance costs imposed by the Derivatives Rule may adversely affect a Fund’s performance, efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objectives and may increase the costs associated with the operation of a Fund, which could adversely affect investors.

Inflation Risk.    Inflation may reduce the intrinsic value of increases in the value of a Fund. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund’s assets can decline.

Legislation and Litigation Risk.    Legislation or litigation that affects the value of securities held by a Fund and/or that a Fund has exposure to by virtue of its usage of derivatives instruments may reduce the value of such Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain securities. In addition, litigation regarding any of the securities owned by a Fund or the Reference Asset may negatively impact the value of the Shares. Such legislation or litigation may cause such Fund to lose value.

Listing Standards Risk.    Each Fund is required to comply with listing requirements adopted by its Exchange. Non-compliance with such requirements may result in a Fund’s Shares being delisted by such Exchange. Any resulting liquidation of the Fund could cause such Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Risk.    Market risk is the risk that a particular security, or Shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a Fund could decline in value or underperform other investments due to short-term market movements or any longer periods during more prolonged market downturns. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of a Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a Fund’s Shares and result in increased market volatility. During any such events, a Fund’s Shares may trade at increased premiums or discounts to their NAV.

Shares of a Fund in general, may fall due to current market conditions or adverse changes in market conditions. Values of securities may change due to factors such as, or changes in circumstances in relation to, inflation, interest rates, regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts or wars, natural disasters or future health crises. As a means to fight inflation, the Federal Reserve and certain foreign central banks have historically raised interest rates which may negatively impact the performance of securities held by a Fund. Certain market factors may result in central banks changing their approach in the future. U.S. regulators have proposed, in the past, and may further propose in the future, several changes to market and issuer regulations which could directly impact the Funds and/or their ability to implement its investment strategies or make certain investments. Regulatory changes may also increase operational costs, which could impact overall performance. Bank failures, such as the March 2023 failures of Silicon Valley Bank and Signature Bank (the second- and third-largest bank failures in U.S. history) could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The political climate in the U.S., as well as political and diplomatic events both domestically and abroad, have and may continue to have an adverse impact on the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. A U.S. federal government shutdown may also significantly impact investor or consumer behavior, which may adversely impact the markets and global economy. Global and domestic authorities and regulators have previously responded to serious economic disruptions with ranging fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. Any change in these policies, or the ineffectiveness of these policies, cold increase volatility in securities markets, which may adversely impact the fund’s investments and performance. Any market disruptions could also delay the Fund from making sound investment decisions in a timely manner. If the Fund concentrates its investments in a region enduring geopolitical market disruption, it may face higher risk of loss, although the increasing interconnectivity between global economies and financial markets can lead to events or conditions in one country, region or financial market, adversely impacting a different country, region or financial market.

Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, armed conflicts or wars have and could continue to cause significant market disruptions and volatility within the markets. The hostilities and sanctions resulting from those hostilities could have a significant impact on a Fund’s investments, performance and liquidity. The economies of the U.S. and its trading partners, as well as the financial markets generally, may also be adversely impacted by trade disputes and other matters. If any geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down.

Health crises caused by the outbreak of infectious diseases or other public health issues, may exacerbate other pre-existing political, social, economic, market and financial risks. The impact of any such events, could negatively affect the global economy, as well as the economies of individual countries or regions, the financial performance of individual companies, sectors and industries, and the markets in general in significant and unforeseen ways. Any future public health crisis, and the ensuing policies enacted by governments and central banks have caused in the past, and may cause in the future, significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. The Fund’s investments and liquidity thereof could be negatively impacted in the event of such health crises.

Advancements in technology may also adversely impact markets and overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. As the use of technology grows, liquidity and market movements may be affected. As artificial intelligence is used more widely, the profitability and growth of Fund holdings may be impacted, which could significantly impact the overall performance of the Fund.

These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Option Contracts.    The Funds invest in exchange-traded option contracts that either reference a market index or one or more ETFs that seek to replicate the performance of such market index or a similarly situated market index. An index fluctuates with changes in the market values of the securities included in the index. Option contracts on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. The option contracts in which the Funds invest are exchange-traded and available to investors with set or defined contracts terms, and are settled through a clearing house and are guaranteed. There are also option contracts that trade over-the-counter (“OTC”), which are traded between two private parties, are not standardized, and are not guaranteed. The value of an option, in general, will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value.

If the Innovator Funds have purchased an option contract that references an index and exercises it before the closing index value for that day is available, it runs the risk that the level of the index may subsequently change. If such a change causes the exercised option to fall out of the money, the Funds will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. The Funds will comply with guidelines established by the SEC with respect to coverage of options by investment companies, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the option contract is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of the Funds’ assets could impede portfolio management or the Funds’ ability to meet redemption requests or other current obligations.

Each of the options exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Innovator are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Funds may buy or sell.

Securities Lending.    The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds. The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds’ securities lending agent.

By lending its securities, the Funds may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Funds must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Funds must be able to terminate the loan on demand; (iv) the Funds must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Funds may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Funds’ administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Funds must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Funds may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Funds’ ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

Security Issuer Risk.    Issuer-specific attributes may cause a security held by a Fund or the Reference Asset to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Short-Term Instruments and Temporary Investments.    Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by a Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Securities Risk.    U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Disclosure of Portfolio Holdings Information

The Board has approved portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. It is the policy of the Funds and their service providers, including, without limitation, each Fund’s investment adviser, investment sub-adviser, distributor, administrator, custodian and transfer agent, to protect the confidentiality of the Funds’ holdings and prevent the selective disclosure of nonpublic information about the Funds’ portfolio holdings, which includes the Funds’ portfolio holdings and pending transactions. The Funds and each of their service providers must adhere to the Disclosure Policies.

The Funds and their service providers may not disclose any information concerning the portfolio holdings of the Funds to any unaffiliated third party, with certain exceptions set forth in the Disclosure Policies. The Funds and their service providers may not receive compensation or any other consideration (which includes any agreement to maintain assets in a Fund or in other investment companies or accounts managed by the Adviser or Sub-Adviser, or any affiliated person of the Adviser or Sub-Adviser) in connection with the disclosure of portfolio holdings information.

The Disclosure Policies are not intended to prevent the disclosure of any and all portfolio information for a legitimate business purpose to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian, fund accountant, investment adviser and sub-adviser, administrator, independent public accountant, attorneys, officers and trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract.

The Funds, or their duly authorized service providers, may disclose the Funds’ portfolio holdings in the following circumstances:

•   Publicly Available Information/Mandatory Disclosure.    The Funds, or their duly authorized service providers, will publicly disclose holdings of the Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

•   Confidential Dissemination of Portfolio Holdings.    Numerous mutual fund evaluation services regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, and beta. These services then distribute the results of their analysis to the public and/or paid subscribers. In order to facilitate the review of the Funds by these services, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings to such services before their public disclosure is required or authorized provided that: (i) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Funds before the portfolio holdings or results of the analysis become public information; and (ii) the recipient signs a written confidentiality agreement. Persons and entities unwilling to execute an acceptable confidentiality agreement may only receive portfolio holdings information that has otherwise been publicly disclosed in accordance with the Disclosure Policies.

•   Analytical Information.    The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of portfolio holdings is required, provided that the information has been publicly disclosed (via the Funds’ website or as otherwise permitted by regulatory interpretation or guidance): the Funds’ deposit instruments, redemption instruments and with respect to active, long/short and self-indexing ETFs, complete portfolio holdings will be publicly disseminated each business day and before the commencement of trading of shares on the listing exchanges. Each Fund’s holdings will be disclosed on the Adviser’s website showing the portfolio positions and quantities of the securities held that will form the basis for the Funds’ NAV calculation for end of the business day.

•   Press Interviews, Broker Discussion, etc.    Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio position to reporters, brokers, shareholders, consultants, or other interested persons only if such information has been previously publicly disclosed in accordance with the Disclosure Policies.

•   Shareholder In-Kind Distributions.    A Fund’s shareholders may, in some circumstances, elect to redeem their shares of the Fund in exchange for their pro rata share of the securities held by a Fund. In such circumstances, such Fund shareholders may receive a complete listing of the portfolio holdings of the Fund up to seven (7) calendar days prior to making the redemption request, provided that they agree in writing to maintain the confidentiality of the portfolio holdings information and not to trade on such information.

•   Other Circumstances.    The Funds or the Adviser may disclose non-public portfolio holdings information to a third party who does not fall within the pre-approved categories, and who are not executing broker-dealers; however, prior to the receipt of any nonpublic portfolio holdings information by such third party, (i) the Chief Executive Officer and Chief Compliance Officer determine that the Funds have a legitimate business purpose for disclosing such information; and (ii) the recipient enters into a confidentiality agreement.

Certain exceptions to the Disclosure Policies permit the non-public disclosure of portfolio holdings to a limited group of third parties so long as the third party has signed a written confidentiality agreement. Such confidentiality agreement should generally provide that: (1) the portfolio information is the confidential property of the Funds (and their service providers, if applicable) and may not be shared or used directly or indirectly for any purpose except as expressly provided in the confidentiality agreement; (2) the recipient of the portfolio information agrees to limit access to the portfolio information to its employees (and agents) who, on a need-to-know basis, are (i) authorized to have access to the portfolio information and (ii) subject to confidentiality obligations, including duties not to trade on nonpublic information, no less restrictive than the confidentiality obligations contained in the confidentiality agreement; (3) upon written request, the recipient agrees to promptly return or destroy, as directed, the portfolio information; and (4) portfolio information may be deemed to no longer be confidential if (i) it is already known to the recipient prior to disclosure by the Funds, (ii) it becomes publicly known without breach of the confidentiality agreement by the recipient, (iii) it is received from a third party and, to the knowledge of the recipient, the disclosure by such third party is not a breach of any agreement to which such third party is subject, or (iv) it is authorized by the Funds or their agents to be disclosed.

Each Fund will disclose its complete portfolio holdings schedule for each month in a fiscal quarter in public filings with the SEC within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual financial statements and other information provided to shareholders, respectively, and is filed with the SEC on Form N-CSR. A semi-annual or annual financial statements and other information provided for each Fund will become available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website at www.sec.gov.

Each Fund’s portfolio holdings are publicly disseminated each day such Fund is open for business through financial reporting and news services, including publicly accessible websites. Additionally, a basket composition file, which includes information such as security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation.

Pursuant to Rule 6c-11 under the 1940 Act, information regarding the Fund’s current portfolio holdings is available on a daily basis at each Fund’s website, available at www.innovatoretfs.com. No non-public information concerning the Trust will be disseminated.

Management of the Trust

Trustees and Officers

The business and affairs of the Trust are managed under the direction of its Board. The Trust’s Trustees and principal officers are noted in the tables below along with their ages and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death or removal. The Fund’s officers are elected annually by the Board and serve at the Board’s pleasure. Each Trustee serves as a trustee of all the ETFs issued by Innovator ETFs® Trust.

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal (2001 – present), Chief Executive Officer (2019 – present), President (2001 – 2019), Timothy Financial Counsel Inc.	173	Tortazo, LLC (2018 – present)
Joe Stowell 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operation Officer, Woodmen Valley Chapel (2015 – present).	173	Board of Advisors, M4 Europe (2023 – Present); Board of Advisors, Westmont College (2016 – 2021)
Brian J. Wildman 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	Independent Business Consultant (2025 – present); President, Timothy Financial Counsel Inc. (2019 – 2024); Executive Vice President, Consumer Banking (2016 – 2019), Chief Risk Officer (2013 – 2016), MB Financial Bank	173	Missionary Furlough Homes (2008 – 2022)
Interested Trustee[1] and Officers
H. Bruce Bond 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	173	None

Name, Address and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
John W. Southard, Jr. 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Secretary and Assistant Treasurer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017 – present); Director and Co-Founder, T2 Capital Management, LLC (2010 – present).	173	None
James Nash 3 Canal Plaza, Suite 100 Portland, ME 04101 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2025	Director, ACA Group, LLC (July 2025 – Present); Chief Compliance Officer, Simplify Asset Management, Inc. (March 2025 – July 2025); Director, Lead Fund Chief Compliance Officer, ACA Group, LLC (2016 – March 2025).	173	None
Kathy Meyer 200 W. Front Street Wheaton, IL 60187 Year of Birth: 1964	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2022	Chief Financial Officer, Innovator Capital Management, LLC (2018 – present).	173	None

1.     H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.

Board Leadership

The Board has overall responsibility for the oversight and management of the Fund. The Board has two standing committees (as described further below): an Audit Committee and a Nominating and Governance Committee. The Chairman of each Board committee is an Independent Trustee.

In order to streamline communication between the Adviser and the Independent Trustees and create certain efficiencies, the Board has a Lead Independent Trustee who is responsible for: (i) coordinating activities of the Independent Trustees; (ii) working with the Adviser, Fund counsel and the independent legal counsel to the Independent Trustees to determine the agenda for Board meetings; (iii) serving as the principal contact for and facilitating communication between the Independent Trustees and the Fund’s service providers, particularly the Adviser; and (iv) any other duties that the Independent Trustees may delegate to the Lead Independent Trustee. The Lead Independent Trustee is selected by the Independent Trustees and serves until his or her successor is selected. Mr. Berg serves as the Lead Independent Trustee.

The Chairman of the Board presides at all meetings of the Board, and acts as a liaison with service providers, officers, attorneys, and other Trustees. The Chair of each Board committee performs a similar role with respect to the committee. The Chairman of the Board or the Chair of a Board committee may also perform such other functions as may be delegated by the Board or the committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Funds. The Board has regular meetings throughout the year and may hold special meetings if required before its next regular meeting. Each committee meets regularly to conduct the oversight functions delegated to that committee by the Board and reports its findings to the Board. The Board and each standing committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among committees and the full Board to enhance effective oversight. Mr. Stowell serves as the Chairman of the Nominating and Governance Committee and Mr. Wildman serves as the Chairman of the Audit Committee.

Risk Oversight

Among the Board’s general oversight and management functions is to oversee the risks of the Funds. Each Fund is subject to various risks, including investment, compliance, operational and valuation risks, among others. The Board addresses its risk oversight function through different Board and committee activities. For instance, the Board has delegated the day-to-day risk management and oversight function to the Adviser, or in certain cases (subject to the Adviser’s supervision) and depending on the nature of the risks to other service providers. The Board, or a committee, reviews and evaluates reports from the Adviser or service providers regarding the risks faced by the Funds and regarding the service providers’ oversight and management of those risks. In addition to the delegation of the day-to-day risk management and oversight function, the committees of the Board allow the Trustees to quickly and efficiently consider risk matters and facilitate the oversight by the Trustees of Fund activities and the risks related to those activities.

The Board has also appointed a Chief Compliance Officer (“CCO”) who oversees the implementation and evaluation of the Fund’s compliance program. James Nash serves as CCO and Anti-Money Laundering Officer of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness. Further, some risks are simply beyond the reasonable control of the Fund or the Advisor or other service providers. There can be no guarantee that any risk management systems established by the Fund, its service providers, or issuers of the securities in which the Fund invests will succeed, and the Fund cannot control such systems put in place by service providers, issuers or other third parties whose operations may affect the Fund and/or its shareholders. Moreover, it is necessary to bear certain risks (such as investment related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Trustees’ Qualifications.

The Nominating and Governance Committee selects and nominates persons for election or appointment by the Board as Independent Trustees. The Board has adopted the Nominating and Governance Committee Charter and Guidelines, which provides the Nominating and Governance Committee with general criteria to guide the Committee’s choice of candidates to nominate to serve on the Board; however, there are no specific qualifications or requirements to serve on the Board. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, that allow the Board to operate effectively in governing the

Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Trust’s investment manager, sub-advisers, other service providers, counsel and independent auditors; and to exercise business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his duties effectively is evidenced by his educational background or professional training; business, consulting or public service positions; experience from service as a Board member of the Trust, other investment funds, public companies or non-profit entities or other organizations; and ongoing commitment and participation in Board and committee meetings throughout the years.

While there are no specific required qualifications for Board membership, the Board believes the specific background of each Trustee is appropriate to his or her serving on the Board. The foregoing discussion and the Trustees and officers chart above are included in this Statement of Additional Information pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having special expertise or experience and shall not be deemed to impose any greater responsibility or liability on any Trustee by reason thereof.

H. Bruce Bond.    Mr. Bond is the Chief Executive Officer of Innovator, responsible for the firm’s strategic vision. Mr. Bond began his career in 1986 at Griffin, Kubik, Stephens and Thompson, a small boutique firm specializing in municipal bonds. In 1994 he continued his career at First Trust Portfolios as Vice President responsible for wholesale distribution of financial products across the Midwest and Florida. In 1998 Mr. Bond joined Nuveen Investments as a Managing Director to lead an effort in its Structured Products Group to develop, market and distribute closed-end funds, unit investment trusts and exchange-traded fund products. Mr. Bond became the head of marketing for all Nuveen products before leaving to start PowerShares in early 2003. As Founder and Chief Executive Officer of PowerShares, Mr. Bond pioneered many firsts in the ETF industry. In 2006, PowerShares was acquired by Invesco, a global asset manager. Mr. Bond remained the President and Chief Executive Officer of PowerShares and Chairman of the Board of the PowerShares Funds until September of 2011. During his time at PowerShares, Mr. Bond helped develop, list and distribute over 130 fund products on various exchanges located in the United States and throughout Europe, with assets under management in excess of $80 billion.

Mark Berg.    As Chief Executive Officer and Founding Principal of Timothy Financial Counsel Inc., Mr. Berg’s primary role is the leadership and management of Timothy Financial Counsel Inc. He is the primary advisor for select clients, but also oversees the financial planning process for all Timothy Financial clients. Mr. Berg has served in the fee-only financial planning industry since 1995. Mr. Berg is also a founding board member of Tortazo LLC since 2018. He holds a BA in Economics from Wheaton College and is a Certified Financial Planner™ practitioner. He is also a NAPFA Registered Financial Advisor where he has served as the Regional President and Chair, as well as on the National Board of Directors. He speaks regularly at conferences on financial planning and practice management. He has been interviewed and/or quoted by a variety of publications, such as Dow Jones Newswire, The Wall Street Journal, Reader’s Digest, and Kiplinger’s and has been interviewed on NBC television.

Joe Stowell.    Mr. Stowell is currently the Chief Operation Officer of Woodmen Valley Chapel in Colorado Springs, Colorado. He oversees the financial, human resources and congregational management of this multi-campus organization. Prior to joining Woodman in September of 2015,

Mr. Stowell served for eight years as the Executive Vice President/COO of the English Language Institute/China (ELIC), a global educational non-profit focused primarily in Asia and the Middle East. Before his work in the non-profit business management sector, Joe traded futures, options and swaps for over a decade, focusing on currencies and bonds both in the US and abroad for McNamara Trading and Chicago Research & Trade. He was on trading floors and desks in Chicago, New York and Tokyo.

Brian J. Wildman.    Mr. Wildman is currently an independent business consultant. From 2019 to 2024, he was the President of Timothy Financial Counsel Inc. From 2016 until 2019, Mr. Wildman served as Executive Vice President, Consumer Banking of MB Financial Bank. During that time, Mr. Wildman also served as a director of MB Financial Bank. From 2013 to 2016, Mr. Wildman was responsible for Risk Management and served as MB Financial Bank’s Chief Risk Officer. Prior to 2013, Mr. Wildman was responsible for the MB Financial Bank’s Wealth Management and Consumer Services groups. Prior to joining MB Financial Bank in 2003, he was First Vice President of Bank One and served in various management positions with its predecessor organization, American National Bank and Trust Company of Chicago, since 1988. Mr. Wildman was a member of the Board of Trustees of Missionary Furlough Homes from 2008 to 2022. Additionally, Mr. Wildman serves as the “audit committee financial expert” for the Board.

Share Ownership

The following table provides the dollar range of Shares of each Fund beneficially owned by the Trustees as of December 31, 2025.

Fund	Bond	Berg	Stowell	Wildman
Innovator Equity Managed Floor ETF®	–	–	B	–
Innovator Nasdaq-100® Managed Floor ETF®	D	–	A	–
Innovator U.S. Small Cap Managed Floor ETF®	–	–	A	–
Innovator Equity Managed 100 Buffer ETF™	–	–	–	–
Aggregate Holdings in Innovator ETF Complex	D	D	D	D

Ownership Codes

A.    $1 – $10,000

B.    $10,001 – $50,000

C.    $50,001– $100,000

D.    Over $100,000

As of December 31, 2025, the Independent Trustees and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of a Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of a Fund.

As of February 2, 2026, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

Trustee Compensation

Effective January 1, 2026, each Independent Trustee is paid a fixed annual retainer of $350,000 per year. The fixed annual retainer is allocated pro rata among each Fund in the Trust based upon each Fund’s assets under management.

The following table sets forth the compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Funds and by the Trust to the Trustees for their services to the Funds for the fiscal year ended October 31, 2025. Only the Trustees of the Trust (the “Trustees”) who are not “interested persons” of the Trust or the Adviser, as defined by the 1940 Act (the “Independent Trustees”), receive compensation from the Funds. The Trust has no retirement or pension plans. The Trust has no employees. Its officers are compensated by Innovator.

Trustee	Compensation from the Funds	Compensation from the Trust
H. Bruce Bond	None	None
Mark Berg	$12,427	$303,250
Joe Stowell	$12,427	$303,250
Brian J. Wildman	$12,427	$303,250

Board Committees

Audit Committee:    The Trust’s Audit Committee consists of each of the Independent Trustees. The Audit Committee monitors accounting and financial reporting policies and practice, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee held two meetings during the fiscal year ended October 31, 2025.

Nominating and Governance Committee:    The Trust’s Nominating and Governance Committee consists of each of the Independent Trustees. The Nominating and Governance Committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Governance Committee, c/o Innovator ETFs® Trust, 200 W. Front Street, Wheaton, Illinois 60187. Shareholders should include appropriate information on the background and qualifications of any person recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The Nominating and Governance Committee held two meetings during the fiscal year ended October 31, 2025.

Proxy Voting Policies

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Funds.

The Board has delegated to the Adviser the proxy voting responsibilities for the Funds and has directed Innovator to vote proxies consistent with each Fund’s best interests. In order to facilitate the proxy voting process, Broadridge Investor Communication Solutions, Inc. (“Broadridge”) has been retained to provide access to a selection of third-party providers that are available to provide proxy vote recommendations and research. Votes are cast through the Broadridge ProxyEdge® platform (“ProxyEdge”). With the assistance of Broadridge, Egan-Jones Proxy Services (“Egan-Jones”) has been selected to provide vote recommendations based on its own internal guidelines. The services provided to Innovator through Egan Jones include access to Egan-Jones’ research analysis and their voting recommendations. Services provided to Innovator through ProxyEdge include receipt of proxy ballots, vote execution based upon the recommendations of Egan-Jones, access to the voting recommendations of Egan-Jones, as well as reporting, auditing, working with custodian banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyEdge also maintains proxy voting records and provides Innovator with reports that reflect the proxy voting activities of client portfolios.

The fundamental guideline followed by the Adviser in voting proxies is to make every effort to confirm that the manner in which shares are voted is in the best interest of clients and the value of the investment. Absent special circumstances of the types described below, it is the policy of Adviser to exercise its proxy voting discretion in accordance with the Egan-Jones Proxy Voting Principles and Guidelines set forth in Exhibit A.

Information regarding how each Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.innovatoretfs.com, by calling (800) 208-5212 or by accessing the SEC’s website at https://www.sec.gov.

Investment Adviser and Other Service Providers

Investment Adviser

Innovator Capital Management, LLC, located at 200 W. Front Street, Wheaton, Illinois 60187, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. Substantially all of the interests of Innovator are owned by Messrs. H. Bruce Bond and John Wilder Southard, Jr. Innovator is controlled by a Board of Managers which currently consists of Mr. Bond and Mr. Southard. Mr. Bond controls the Board of Managers by virtue of his majority ownership of Innovator. Mr. Southard owns in excess of twenty-five percent of Innovator. Innovator has entered into a membership interest purchase agreement, pursuant to which GSAM Holdings LLC, a subsidiary of The Goldman Sachs Group, Inc., will purchase all of the issued and outstanding limited liability company interests of Innovator (the “Transaction”). Upon closing of the Transaction, Innovator will ultimately be an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs Asset Management, L.P. Innovator compensates all officers (including the chief compliance officer) and employees of Innovator who are affiliated with both Innovator and the Trust. Innovator is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pursuant to an investment management agreement between Innovator and the Trust, on behalf of the Funds (the “Investment Management Agreement”), Innovator oversees the investment of each Fund’s assets by the Fund’s Sub-Adviser and is responsible for paying all expenses of the Funds, excluding the fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and any other transaction-related fees and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, the costs of holding shareholder meetings and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business. As compensation for the investment advisory services rendered under the Investment Management Agreement, each Fund has agreed to pay Innovator an annual management fee equal to a percentage of its average daily net assets as set forth below.

Innovator Equity Managed Floor ETF®	0.89%
Innovator Nasdaq-100® Managed Floor ETF®	0.89%
Innovator U.S. Small Cap Managed Floor ETF®	0.89%
Innovator Equity Managed 100 Buffer ETF™	0.89%

For services rendered during the fiscal periods/years set forth below, the following table sets forth the management fee paid by each Fund to Innovator.

Management Fees

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2025
Innovator Equity Managed Floor ETF®(1)	$290,261	$2,265,817	$7,153,336
Innovator Nasdaq-100® Managed Floor ETF®(2)	N/A	$816,897	$2,571,067
Innovator U.S. Small Cap Managed Floor ETF®(3)	N/A	$3,410	$154,288
Innovator Equity Managed 100 Buffer ETF™ (4)	N/A	N/A	$149,166

(1)    The Fund commenced operations on November 8, 2022.

(2)    The Fund commenced operations on January 24, 2024.

(3)    The Fund commenced operations on September 16, 2024.

(4)    The Fund commenced operations on May 12, 2025.

Sub-Adviser

Innovator and the Funds have retained Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, Washington 98104 to serve as the Fund’s investment sub-adviser. Parametric is a limited liability company organized under the laws of the State of Delaware, and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Parametric has been providing investment advisory services since its formation in 1987. Parametric provides various portfolio management services and investment strategies directly to institutional investors and indirectly to individual investors through financial intermediaries. Parametric is a wholly-owned subsidiary of Morgan Stanley, a publicly held company that is traded on the New York Stock Exchange (NYSE) under ticker symbol MS. Parametric is a part of the asset management division of Morgan Stanley, Morgan Stanley Investment Management. Parametric is directly owned by Eaton Vance Acquisitions LLC, a privately held subsidiary of Morgan Stanley.

Pursuant to an investment sub-advisory agreement between Innovator, Parametric and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Parametric manages the investment of the Fund’s assets. As compensation for the sub-advisory services rendered under the Investment

Sub-Advisory Agreement, Innovator has agreed to pay Parametric an annual sub-advisory fee that is based upon the Fund’s average daily net assets. With respect to the Fund, the Adviser pays the Sub-Adviser for services rendered to the Fund based on its ratable share based on daily assets of the Fund of such total amount. Innovator is responsible for paying the entire amount of Parametric’s sub-advisory fee. The Fund does not directly pay Parametric.

For services rendered during the fiscal periods/years set forth below, the following table sets forth the sub-advisory fees paid by Innovator to Parametric for each Fund.

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2025
Innovator Equity Managed Floor ETF®(1)	$58,719	$450,943	$1,204,765
Innovator Nasdaq-100® Managed Floor ETF®(2)	N/A	$162,159	$445,002
Innovator U.S. Small Cap Managed Floor ETF®(3)	N/A	$660	$24,502
Innovator Equity Managed 100 Buffer ETF™ (4)	N/A	N/A	$17,587

(1)    The Fund commenced operations on November 8, 2022.

(2)    The Fund commenced operations on January 24, 2024.

(3)    The Fund commenced operations on September 16, 2024.

(4)    The Fund commenced operations on May 12, 2025.

Innovator and the Trust have received an exemptive order from the SEC on which exempts Innovator and the Trust from certain of the shareholder approval requirements of Section 15(a) of the 1940 Act and allowed the Board, subject to certain conditions, to appoint a new, unaffiliated sub-advisor and approve a new investment sub-advisory agreement on behalf of the Trust without shareholder approval.

Portfolio Managers.

The portfolio managers are primarily responsible for the day-to-day management of the Fund. Parametric uses a team approach to manage the Fund. With respect to the Funds, there are currently five portfolio managers, as follows: Jennifer Mihara, Gordon Wotherspoon, Alex Zweber, Michael Zaslavsky and Larry Berman. The following table sets forth the dollar range of equity securities beneficially owned by each of the portfolio managers for the Funds:

Fund	Berman	Mihara	Wotherspoon	Zaslavsky	Zweber
Innovator Equity Managed Floor ETF®	$0	$0	$0	$1 – $10,000	$100,001 – $500,000
Innovator Nasdaq-100® Managed Floor ETF®	$0	$0	$0	$1 – $10,000	$100,001 – $500,000
Innovator U.S. Small Cap Managed Floor ETF®	$0	$0	$0	$0	$0
Innovator Equity Managed 100 Buffer ETF™	$0	$0	$0	$0	$0

Compensation.

Parametric believes that its compensation packages, which are described below, are adequate to attract and retain high-caliber professional employees. Please note that compensation for investment professionals is not based directly on investment performance or assets managed, but rather on the overall performance of responsibilities. In this way, the interests of portfolio managers are aligned with the interests of investors without providing incentive to take undue or insufficient investment risk. It also removes a potential motivation for fraud. Parametric is a subsidiary of Morgan Stanley. Violations of Parametric’s or Morgan Stanley’s policies would be a contributing factor when evaluating an employee’s discretionary bonus.

Compensation of Parametric employees has three primary components:

•   Base salary

•   Discretionary bonus

ο This bonus may be paid in cash, or for those who meet the eligibility for deferred compensation, may be paid in a combination of cash and deferred awards that may include Morgan Stanley restricted stock.

ο Deferred awards vest after 3 years.

Parametric employees also receive certain retirement, health and welfare insurance, and other benefits that are broadly available to Morgan Stanley employees. Compensation of employees is reviewed on an annual basis. Considerations for adjustments in base salary and bonus decisions are typically paid and/or put into effect at, or shortly after, the firm’s fiscal year-end.

The firm also maintains the following arrangements:

•   Employment contracts for key investment professionals and senior leadership.

•   Notice and Non-Solicit agreements for Managing Directors and Executive Directors of the company.

Method to Determine Compensation:

Parametric seeks to compensate investment professionals commensurate with responsibilities and performance while remaining competitive with other firms within the investment management industry.

Compensation is also influenced by the operating performance of Parametric and Morgan Stanley. While the salaries of investment professionals are comparatively fixed, variable compensation in the form of bonuses may fluctuate from year-to-year, based on changes in financial performance and other factors. Parametric also offers opportunities to move within the organization, as well as incentives to grow within the organization by promotion.

Additionally, Parametric participates in compensation surveys that benchmark salaries against other firms in the industry. This data is reviewed, along with a number of other factors, so that compensation remains competitive with other firms in the industry.

Conflicts of Interest

The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest. The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Investment Management Agreement and Investment Sub-Advisory Agreement, the Board was satisfied that the portfolio managers would be able to devote sufficient attention to the management of the Fund and that Innovator and Parametric seek to manage such competing interests for the time and attention of the portfolio managers.

Parametric is a wholly-owned subsidiary of Morgan Stanley, a global financial institution that provides a broad spectrum of investment banking and financial services. Parametric and its affiliates advise other clients and investment funds with a wide variety of investment objectives that may in some instances overlap or conflict with the Funds’ investment objectives and present conflicts of interest. Parametric may face conflicts in the allocation of investment opportunities among the Funds and other clients. Parametric may have incentives to favor one account over another, such as if one client pays higher management fees. Additionally, Parametric and its affiliates may invest their own assets in an investment opportunity that falls within the Funds’ investment objectives, which may reduce the number of investment opportunities available to the Fund. To seek to reduce potential conflicts of interest and to attempt to allocate such investment opportunities in a fair and equitable manner, Parametric has implemented allocation policies and procedures. These policies and procedures are intended to give all clients of Parametric, including the Funds, fair access to investment opportunities consistent with the requirements of organizational documents, investment strategies, applicable laws and regulations, and the fiduciary duty of Parametric.

Parametric and its affiliates may invest in different classes of securities of the same issuer. As a result, Parametric and its affiliates, at times, will seek to satisfy fiduciary obligations to certain clients owning one class of securities of a particular issuer by pursuing or enforcing right on behalf of those clients with respect to such class of securities, and those activities may have an adverse effect on another client which owns a different class of securities of such issuer. For example, if one client holds debt securities of an issuer and another client holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, Parametric and its affiliates may seek a liquidation of the issuer on behalf of the client that holds the debt securities, whereas the client holding the equity securities may benefit from a reorganization of the issuer. Thus, in such situations, the actions taken by Parametric or its affiliates on behalf of one client can negatively impact securities held by another client. In addition, Parametric or its affiliates may invest in or advise a company that is or becomes a competitor of a company held by the Funds. Such investment could create a conflict between the Funds on the one hand, and Parametric and its affiliates and their clients on the other hand.

Parametric and its affiliates may give advice and recommend securities to other clients and their own accounts which may differ from advice given to, or securities recommended be bought for, the Fund even though such other clients’ investment objectives may be similar to those of the Fund. Additionally, certain securities or instruments may be held in some client accounts, including the Funds but not in others, or client accounts may have different levels of holdings in certain securities or instruments. In addition, Parametric and its affiliates manage long and short portfolios. The simultaneous management of long and short portfolios creates conflicts of interest in that a short sale activity could adversely affect the market value of long positions in one or more portfolios (and vice versa). Parametric and its affiliates maintain separate trading desks that operate independently of each other and do not share information with each other. These desks may compete against each other when implementing buy and sell transactions, possibly causing certain accounts of Parametric and its affiliates to pay more or receive less for a security than other client accounts.

Parametric and its affiliates may from time-to-time receive confidential or material non-public information regarding an investment and may be limited in its ability to utilize such information or to transact in such securities, potentially adversely affecting the Funds. Parametric and its affiliates may be precluded from sharing such information with each other or with its investment team. In addition, Parametric may, in certain instances, be required to aggregate its holdings with its affiliates, potentially causing Parametric to refrain from making investments due to position limit restrictions. Parametric and its affiliates have sought to limit the impact of these potential restrictions by establishing certain information barriers and other policies which limit the sharing of information between different groups within Morgan Stanley.

In the course of its business, Morgan Stanley engages in activities where Morgan Stanley’s interest or the interests of its clients may conflict with the interests of Parametric’s clients, including the Funds. Morgan Stanley engages in investment banking and broker-dealer activities. This may create conflicts of interests between those activities and the Funds. For example, Morgan Stanley’s provision of financial advice to issuers of securities held by the Funds regarding matters such as mergers, acquisitions, restructurings or financings may impact the price of such securities. Morgan Stanley will also publish research and analysis which may impact the price of securities held by the Funds. Activities conducted by Morgan Stanley may affect Parametric’s ability to transact in certain securities from time-to-time.

All of the transactions and activities described above involve the potential for conflicts of interest between Parametric, its affiliates, and their clients. The Advisers Act, 1940 Act and ERISA impose certain requirements designed to decrease the possibility of conflicts of interest between an adviser and its clients. In some cases, transactions may be permitted subject to fulfillment of certain conditions. Certain other transactions may be prohibited. Parametric has instituted policies and procedures, including a code of ethics, designed to prevent conflicts of interest from arising and, when they do arise, to ensure that it effects transactions for clients in a manner that is consistent with its fiduciary duty to its clients and in accordance with applicable law. Parametric seeks to ensure that potential or actual conflicts of interest are appropriately resolved taking into consideration the overriding best interests of the client. For more information about these and other conflicts of interest of Parametric, please see Parametric’s Form ADV Part 2A.

Other Accounts.    The portfolio managers manage the investment vehicles with the number of accounts and assets, as of October 31, 2025, set forth in the table below. None of the accounts managed by the portfolio managers pay an advisory fee that is based upon the performance of the account. These figures include assets of the Funds included in this SAI.

	Registered Investment Companies # of Accounts ($ Assets)	Other Pooled Investment Vehicles # of Accounts ($ Assets)	Other Accounts # of Accounts ($ Assets)
Jennifer Mihara	60 ($40.0 billion)	5 ($820.9 million)	140,741 ($371.8 billion)
Gordon Wotherspoon	47 ($18.4 billion)	0 ($0)	140,741 ($371.8 billion)
Alex Zweber	4 ($1.6 billion)	5 ($6.9 billion)	97 ($2.0 billion)
Michael Zaslavsky	3 ($416.2 million)	5 ($6.9 billion)	97 ($2.0 billion)
Larry Berman	3 ($416.2 million)	5 ($6.9 billion)	97 ($2.0 billion)

Distributor

Foreside Fund Services, LLC, located at Three Canal Plaza, Suite 100, Portland, ME 04101, serves as the principal underwriter of the Shares pursuant to a distribution agreement (the “Distribution Agreement”). The Distributor continually distributes Shares on a best effort basis. The Distributor has no obligation to sell any specific quantity of Shares. The Distribution Agreement is renewable annually. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Units, as described in each Fund’s Prospectus and this SAI. Shares amounting to less than a Creation Unit are not distributed by the Distributor. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor, its affiliates and officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor is not affiliated with the Trust, the Adviser, the Sub-Adviser, or any stock exchange.

The Distribution Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ prior written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Funds. The Distribution Agreement will terminate automatically in the event of its “assignment,” as that term is defined in the 1940 Act.

Codes of Ethics

In order to mitigate the possibility that a Fund will be adversely affected by personal trading, the Trust, Innovator and Parametric have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

The Distributor relies on the principal underwriter’s exception under Rule 17j-1(c)(3). Foreside Financial Group, LLC, on behalf of Foreside Fund Officer Services, LLC, has adopted a code of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics permit, subject to certain conditions, personnel of each of those entities to invest in securities that may be purchased or held by a Fund.

Fund Administrator

General Information.    The Administrator and Fund Accountant for the Funds is U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), which has its principal office at 615 East Michigan Street, Milwaukee, Wisconsin 53202 and is primarily in the business of providing administrative, fund accounting and stock transfer services to retail and institutional mutual funds. The Administrator performs these services pursuant to two separate agreements, a Fund Administration Servicing Agreement and a Fund Accounting Servicing Agreement.

Administration Agreement.    Pursuant to a Fund Administration Servicing Agreement (the “Administration Agreement”) with the Funds, the Administrator provides all administrative services necessary for the Funds, other than those provided by Innovator, subject to the supervision of the Board. Employees of the Administrator generally will not be officers of the Funds for which they provide services.

The Administration Agreement is terminable by the Board or the Administrator on ninety (90) days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Administration Agreement shall remain in effect for three years from the date of its initial approval, unless amended, and its renewal is subject to approval of the Board for periods thereafter. The Administration Agreement provides that in the absence of the Administrator’s refusal or willful failure to comply with the Agreement or bad faith, negligence or willful misconduct on the part of the Administrator, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Administration Agreement, the Administrator provides all administrative services, including, without limitation: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Funds; (ii) overseeing the performance of administrative and professional services to the Funds by others, including the Custodian (as defined below); (iii) preparing, but not paying for, the periodic updating of each Fund’s Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, preparing each Fund’s tax returns, and preparing reports to each Fund’s shareholders and the SEC; (iv) calculation of yield and total return for each Fund; (v) monitoring and evaluating daily income and expense accruals, and sales and redemptions of Shares of each Fund; (vi) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of a Fund and/or its Shares under such laws; (vii) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (viii) monitoring periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

Accounting Agreement.    The Administrator, pursuant to a Fund Accounting Servicing Agreement (the “Accounting Agreement”), also provides the Funds with accounting services, including, without limitation: (i) daily computation of NAV; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of a Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; and (v) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Custodian and Adviser.

For the administrative and fund accounting services rendered to the Funds by the Administrator, the Administrator is paid an asset-based fee plus certain out-of-pocket expenses. Pursuant to the terms of the Investment Management Agreement, Innovator is responsible for paying for the services provided by the Administrator. The Funds do not directly pay the Administrator.

Custodian, Transfer Agent and Dividend Agent

U.S. Bank, N.A., Custody Operations, 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212 (the “Custodian”), serves as custodian for the Funds’ cash and securities. Pursuant to a Custodian Servicing Agreement with the Funds, it is responsible for maintaining the books and records of each Fund’s portfolio securities and cash. The Custodian receives a minimum annual fee of $1,000. The Custodian is also entitled to certain out-of-pocket expenses and portfolio transaction fees. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. USBFS, the Administrator, also acts as the Funds’ transfer and dividend agent.

Securities Lending Agent

The Funds may participate in securities lending arrangements whereby the Funds lend certain of its portfolio securities to brokers, dealers, and financial institutions (not with individuals) to receive additional income and increase the rate of return of its portfolio. U.S. Bank serves as the Funds’ securities lending agent and is responsible for (i) negotiating the fees (rebates) of securities loans within parameters approved by the Board; (ii) delivering loaned securities to the applicable borrower(s), a list of which has been approved by the Board; (iii) investing any cash collateral received for a securities loan in investments pre-approved by the Board; (iv) receiving the returned securities at the expiration of a loan’s term; (v) daily monitoring of the value of the loaned securities and the collateral received; (vi) notifying borrowers to make additions to the collateral, when required; (vii) accounting and recordkeeping services as necessary for the operation of the securities lending program, and (viii) establishing and operating a system of controls and procedures to ensure compliance with its obligations under the Funds’ securities lending program. The following table sets forth information regarding the Funds’ securities lending activities during the fiscal year ended October 31, 2025.

	Innovator Equity Managed Floor ETF®	Innovator Nasdaq-100® Managed Floor ETF®
Gross income from securities lending activities	$1,074,524	$278,152
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(12,037)	$(2,287)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(6,954)	$(1,865)
Administrative fees not included in revenue split	—	—
Indemnification fee not included in revenue split	—	—
Rebate (paid to borrower)	$(1,007,253)	$(264,846)
Other fees not included in revenue split (specify)	—	—
Aggregate fees/compensation for securities lending activities	$(1,026,244)	$(268,998)
Net income from securities lending activities	$48,280	$9,154

	Innovator U.S. Small Cap Managed Floor ETF®	Innovator Equity Managed 100 Buffer ETF™
Gross income from securities lending activities	$55,293	$22,905
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(3,699)	$(283)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$(286)	$(157)
Administrative fees not included in revenue split	—	—
Indemnification fee not included in revenue split	—	—
Rebate (paid to borrower)	$(36,496)	$(21,328)
Other fees not included in revenue split (specify)	—	—
Aggregate fees/compensation for securities lending activities	$(40,481)	$(21,768)
Net income from securities lending activities	$14,812	$1,137

Legal Counsel

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606 serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, has been selected as the independent registered public accounting firm for the Trust. As such, they are responsible for auditing the Trust’s annual financial statements.

Additional Payments to Financial Intermediaries

Innovator from time to time makes payments, out of its own resources, to certain financial intermediaries that sell shares of Innovator ETFs (“Innovator Funds”) to promote the sales and retention of Fund shares by those firms and their customers. The amounts of these payments vary by intermediary. The level of payments that Innovator is willing to provide to a particular intermediary may be affected by, among other factors: (i) the firm’s total assets or Fund shares held in and recent net investments into Innovator Funds; (ii) the value of the assets invested in the Innovator Funds by the intermediary’s customers; (iii) its ability to attract and retain assets; (iv) the intermediary’s reputation in the industry; (v ) the level and/or type of marketing assistance and educational activities provided by the intermediary; (vi) the firm’s level of participation in Innovator Funds’ sales and marketing programs; (vii) the firm’s compensation program for its registered representatives who sell Fund shares and provide services to Fund shareholders; and (viii) the asset class of the Innovator Funds for which these payments are provided. Such payments are generally asset-based but may also include the payment of a lump sum. Innovator makes payments, out of its own assets, to those firms as compensation and/or reimbursement for marketing support, services and access for technology platforms, and/or program servicing.

The amounts of payments referenced above made by Innovator could be significant by comparison and could create an incentive for an intermediary or its representatives to recommend or offer shares of the Innovator Funds to its customers. The intermediary may elevate the prominence or profile of the Innovator Funds within the intermediary’s organization by, for example, placing the Innovator Funds on a list of preferred or recommended funds and/or granting Innovator preferential or enhanced opportunities to promote the Innovator Funds in various ways within the intermediary’s organization. These payments are made pursuant to negotiated agreements with intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount the Fund will receive as proceeds from such sales. Furthermore, many of these payments are not reflected in the fees and expenses listed in the fee table section of the Fund’s Prospectus because they are not paid by the Fund. The types of payments described herein are not mutually exclusive, and a single intermediary may receive some or all types of payments as described.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their intermediaries for information about any payments they receive from Innovator and the services it provides for those payments. Investors may wish to take intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

Payments to intermediaries, in certain circumstances, may also be made in connection with the distribution of model portfolios developed by Innovator, such as the inclusion of such model portfolios on an intermediary’s platform, as well as in connection with the marketing and sale of, and/or product training regarding such model portfolios, or servicing of accounts tracking such model portfolios. Such payments may be variable or fixed fee payments for platform support, or other payments in the form of a variable or fixed fee or a per position fee, or may relate to the amount of assets an intermediary’s clients have invested in Innovator Funds in such models developed by Innovator, the management fee, the total expense ratio, or sales of the Innovator Funds in such models developed by Innovator. Some intermediaries also provide related data regarding transactions in specific model portfolios, Innovator Funds and investment strategies to Innovator in exchange for a fee.

Innovator and/or its affiliates may enter into arrangements with third parties, such as a software provider, whereby Innovator may license certain technology or other services from such entity in exchange for licensing or other fees which may be, in whole or in part, dependent on the value of Innovator ETFs held through such software or other service. Such third party may also offer price concessions to broker dealers, investment advisers or other financial intermediaries that license technology or other services that may be dependent, in whole or in part, on the value of Innovator ETFs held through such software or other service.

Trading and Brokerage

An investment adviser has a fiduciary duty to engage in brokerage practices that are in the best interests of its clients and to place the interests of its clients above all other interests in the broker selection process. Innovator is responsible for the management of the Funds and has delegated trade execution responsibilities to its Sub-Adviser.

Accordingly, the Sub-Adviser has an obligation to seek to obtain the “best execution” for each Fund’s transactions. “Best execution” is defined as the most favorable execution possible, considering such factors as the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker-dealer. The Sub-Adviser may test the execution quality of the broker-dealer to which the Sub-Adviser submitted the trade. This may include comparing a sample of executed equity trades and the prices that were in the market at the time of the trade (e.g., by comparing it to a third-party pricing source).

In selecting a broker for each specific transaction, the Sub-Adviser uses its best judgment to choose the broker most capable of providing the brokerage services necessary to obtain “best execution.” The full range and quality of brokerage services available will be considered in making these determinations. Such services may consist of the following: (i) trading capabilities, including execution speed and ability to provide liquidity; (ii) commissions and/or fees both in aggregate and on a per share basis; (iii) capital strength and stability; (iv) settlement processing; (v) use of technology and other special services; (vi) responsiveness, reliability, and integrity; and, if applicable, (vii) the nature and value of research provided.

The Sub-Adviser will consider total transaction costs when selecting brokers for trade execution. Total transaction costs include: (i) market impact cost; (ii) lost opportunity to trade cost; (iii) time-to-market cost; (iv) commissions on agency trades or the spreads on principle trades; and (v) bid-ask spread.

As a matter of policy, the Sub-Adviser has indicated to the Board that it does not intend to maintain any soft dollar arrangements. The Sub-Adviser may receive research on the economy, derivative instruments, flows and conditions from many broker-dealers. This information is commonly distributed by many broker-dealers to many market participants, is not associated with particular transactions, and does not obligate the Sub-Adviser to trade with any particular broker-dealer. As these items are made readily available by many broker-dealers to many market participants and they do not affect the Sub-Adviser’s selection of a particular broker-dealer for a specific transaction, the Sub-Adviser does not believe that it has conflicts of interest related to soft dollars in the case of OTC or exchange-traded futures transactions.

The following table sets forth the brokerage commissions paid by each Fund during the fiscal periods/years set forth below.

Brokerage Commissions

Fund	Fiscal Year Ended October 31, 2023	Fiscal Year Ended October 31, 2024	Fiscal Year Ended October 31, 2025
Innovator Equity Managed Floor ETF®(1)	$5,231	$31,555	$69,518
Innovator Nasdaq-100® Managed Floor ETF®(2)	N/A	$12,095	$21,521
Innovator U.S. Small Cap Managed Floor ETF®(3)	N/A	$2,678	$11,337
Innovator Equity Managed 100 Buffer ETF™ (4)	N/A	N/A	$1,426

(1)    The Fund commenced operations on November 8, 2022.

(2)    The Fund commenced operations on January 24, 2024.

(3)    The Fund commenced operations on September 16, 2024.

(4)    The Fund commenced operations on May 12, 2025.

The Funds did not pay brokerage commissions on trades of securities to an affiliated broker of the Funds, the Adviser or the Distributor during the fiscal periods/years ended October 31, 2023, October 31, 2024 and/or October 31, 2025, as applicable.

Capital Structure

Each Fund has been established as a series of the Trust. The Trust has authorized and allocated to each series an unlimited number of Shares of beneficial interest with no par value. The Trustees may, at any time, and from time to time, by resolution, authorize the establishment and division of additional shares of the Trust into an unlimited number of series and the division of any series (including the Funds) into two or more classes. When issued in accordance with the Trust’s registration statement, governing instruments and applicable law (all as may be amended from time to time), all of the Trust’s shares are fully paid and non-assessable. Shares do not have preemptive rights.

All Shares of a Fund represent an undivided proportionate interest in the assets of the Fund. Shareholders of the Trust are entitled to one vote for each full Share and to a proportionate fractional vote for each fractional Share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular fund or class can be voted on only by shareholders in such fund or class. The shares of the Trust are not entitled to cumulative voting, meaning that holders of more than 50% of the Trust’s shares may elect the entire Board. All shareholders are entitled to receive dividend and/or capital gains when and as declared by the Trustees from time to time and as discussed in the Prospectus.

Book Entry Only System

The following information supplements and should be read in conjunction with the section of the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares

Shares of each Fund are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee and deposited with, or on behalf of, DTC. DTC, a limited-purpose trust company, was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and National Securities Clearing Corporation (“NSCC”) was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but the New York Stock Exchange (“NYSE”) and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to an agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of Shares of each Fund of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to Shares of any Fund at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General.    ETFs, such as the Funds, do not sell or redeem individual shares, but rather generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism. Financial entities known as “Authorized Participants” (as defined below) have contractual arrangements with an ETF or one of the ETF’s service providers purchase and redeem an ETF’s shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on every business day, an ETF publishes through the National Securities Clearing Corporation (“NSCC”) the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An authorized participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF a “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the authorized participant may continue to hold an ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of an ETF’s shares for a basket of securities and other assets. The combination of the creation and redemption process with secondary market trading in Fund shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the ETF’s shares at or close to the NAV per share of such ETF.

Authorized Participants.    An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Funds or one of the Funds’ service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

Business Day.    A “Business Day” is generally any day on which the New York Stock Exchange (“NYSE”), the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The “Transmittal Date” is any Business Day on which an order to purchase or redeem Creation Units is received in proper form.

Basket Composition and Custom Baskets.    Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking. Each Fund currently intends to effect creations and redemptions only to and from broker-dealers and large institutional investors that have entered into participation agreements, as described further below. The Funds may effect creations and redemptions for in-kind securities or for cash, rather than in-kind securities. Creation Units are sold at their NAV plus a transaction fee.

Each Fund may utilize a “pro-rata basket” or a “custom basket” in reliance on Rule 6c-11. A pro-rata basket is a basket that is a pro rata representation of the ETF’s portfolio holdings. When utilizing a pro-rata basket, minor deviations may occur when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day. Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the ETF’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket. The Adviser’s Rule 6c-11 Committee defines any deviation from a pro-rata basket to be a “custom basket.”

An ETF and its shareholders may benefit from the flexibility afforded by custom baskets under a variety of circumstances. Generally, the usage of custom baskets may reduce costs, improve trading and increase efficiency. ETFs may be able to avoid transaction costs and adverse tax consequences when utilizing custom baskets because it provides a way for the ETF to add, remove, and re-weight portfolio securities without transacting in the market. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment advisor who are required to review each custom basket for compliance with those parameters.

Historically, the use of baskets that do not correspond pro-rata to an ETF’s portfolio holdings created concern that the Authorized Participant could take advantage of its relationship with an ETF and pressure an ETF to construct a basket that favors the Authorized Participant to the detriment of such ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. In accordance with Rule 6c-11, the Adviser has adopted policies and procedures designed to mitigate concerns that an Authorized Participant could unduly influence a Fund to construct a basket that favors an Authorized Participant to the detriment of such Fund’s shareholders, but there is no guarantee that these policies and procedures will be effective.

Basket Dissemination.    Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro-rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro rata, custom and forward-looking pro-rata baskets are calculated by the fund’s investment adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders.    All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. Except as set forth below, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of a redemption order, such order must also be accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to the transfer agent. All shares of the Funds, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

At its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units earlier in the day. A Fund, or the Distributor on behalf of such Fund, will provide Authorized Participants with prior notice of any such deadline. Purchase or redemption orders of Creation Units received by the transfer agent after the applicable deadline will not be accepted by a Fund.

The delivery of Creation Units properly created will occur no later than the first Business Day following the day on which the purchase order is deemed received (“T+1”). The requisite Cash Redemption Amount (as defined below) for an order properly submitted to redeem Creation Units will ordinarily be transferred no later than T+1.

Purchase and Issuance of Creation Units.    The consideration for the purchase of a Creation Unit of shares of a Fund may consist of the in-kind deposit of a designated portfolio of securities and other instruments (the “Deposit Instruments”) and an amount of cash computed as described below (the “Cash Component”). Together, the Deposit Instruments (and/or any cash with respect to cash purchases and cash-in-lieu amounts) and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit of such Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the “Deposit Amount” (an amount equal to the aggregate market value of the Deposit Instruments and/or cash in lieu of all or a portion of the Deposit Instruments). The Cash Component is an amount equal to the difference between the NAV of a Fund’s shares (per Creation Unit) and the Deposit Amount. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the Deposit Amount), the creator will receive the Cash Component.

A Creation Unit will generally not be issued until the transfer of good title to the applicable Fund of the Deposit Instruments and the payment of the Cash Component, the “Creation Transaction Fee” (as defined below) and any other required cash amounts have been completed. To the extent contemplated by the applicable Participant Agreement, Creation Units of a Fund will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Instruments as soon as possible, which undertaking shall be secured by such Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 105% which Innovator may change from time to time of the value of the missing Deposit Instruments. Such cash collateral must be delivered no later than 2:00 p.m., Eastern Time, on the contractual settlement date. The Participant Agreement will permit a Fund to use such collateral to buy the missing Deposit Instruments at any time and will subject the Authorized Participant to liability for any shortfall between the cost to such Fund of purchasing such securities and the value of the collateral.

Redemption of Fund Shares in Creation Units.    Beneficial Owners of shares of the Funds may sell their shares in the secondary market, but must accumulate enough shares to constitute a Creation Unit to redeem through a Fund. The Funds will not redeem shares in amounts less than Creation Units and there can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of a Fund’s shares to constitute a redeemable Creation Unit. Redemption requests must be placed by or through an Authorized Participant. Creation Units will be redeemable at their NAV per Creation Unit next determined after receipt of a request for redemption by the Funds. To the extent contemplated by a Participant Agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Funds’ transfer agent, the transfer agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105%, which Innovator may change from time to time, of the value of the missing shares.

Delivery of Redemption Proceeds.    Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for a Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

The redemption proceeds for a Creation Unit generally consist of the Deposit Instruments—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the net asset value of the Funds’ shares (per Creation Unit) being redeemed, as next determined after a receipt of a request in proper form, and the aggregate market value of the Deposit Instruments (the “Cash Redemption Amount”), less the applicable Redemption Transaction Fee as described below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Deposit Instruments have an aggregate market value greater than the net asset value of the applicable Fund’s shares (per Creation Unit), a compensating cash payment equal to the difference plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes, is required to be made by or through an Authorized Participant by the redeeming shareholder.

Creation Transaction Fees.    Each Fund imposes fees in connection with the purchase of Creation Units. Each Fund, or the Distributor on behalf of the Fund, will provide Authorized Participants with prior notice of such Fees. Each Fund may adjust the fee from time to time based upon actual experience. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket. Shares of a Fund may be issued in advance of receipt of all Deposit Instruments subject to various conditions including a requirement to maintain on deposit with such Fund cash at least equal to a percentage specified by the applicable Fund multiplied by the market value of the missing Deposit Instruments.

Redemption Transaction Fees.    Each Fund imposes fees in connection with the redemption of Creation Units. Each Fund, or the Distributor on behalf of the Fund, will provide the Authorized Participants with prior notice of any such fees. Each Fund may adjust the fee from time to time based upon actual experience. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.

Suspension of Creations.    The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF cannot set transaction fees so high as to effectively suspend the issuance of Creation Units. Each Fund reserves the right to reject a creation order transmitted to it, for any legally permissible reason, if: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund shares ordered, would own 80% or more of the currently outstanding shares of a Fund; (iii) the required consideration is not delivered; (iv)  the acceptance of the Fund Deposit would, in the opinion of a Fund, be unlawful; or (v) there exist circumstances outside the control of a Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting a Fund, Innovator, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The transfer agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, a Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions.    An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units.    Pursuant to Rule 6c-11, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion or liquidation. Under these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Determining Offering Price and Net Asset Value

The NAV of a Fund will be determined as of the close of regular trading on the NYSE (normally 4:00 p.m. E.T.) on the days specified in the Fund’s prospectus or as otherwise determined by resolution adopted by the Board (each, a “valuation day”). If the NYSE closes early on a valuation day, a Fund shall determine its NAV as of that time. Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Board has authorized the Fund and USBFS, the Fund’s accounting agent (the “Fund Accounting Agent”), to use prices provided by certain pricing service vendors (each, a “Pricing Service”). The securities held by each Fund are valued in accordance with the policies and procedures established by Innovator as the “Valuation Designee” of each Fund pursuant to Rule 2a-5 under the 1940 Act and approved by, and subject to the oversight of, the Board (the “Valuation Procedures”). If market quotations are not readily available or are not reliable, the securities or other assets of the Fund will be valued at their fair value as determined in good faith by the Valuation Designee in accordance with the Valuation Procedures.

Equity and Other Non-Fixed Income Securities and Other Assets

The following securities and other assets, for which accurate and reliable market quotations are readily available, will be valued by the Fund Accounting Agent as described:

A.        Common stocks, preferred stocks and other equity securities listed on any national exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) will be valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

B.        Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

C.        Foreign equities generally are valued on the basis of quotations from the primary markets in which they are traded and are translated from the local currencies into U.S. dollars using current exchange rates provided by the Independent Approved Pricing Service. Foreign equities traded on more than one securities exchange are valued at the last sale price on the day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

D.        Exchange-traded options (other than FLEX Options) and futures contracts will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be valued at their fair value as determined by the Valuation Designee in accordance with the Valuation Procedures.

E.        Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a Pricing Service or by certain independent dealers in such contracts.

F.         Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities in accordance with the methods outlined in subsection A above.

G.        FLEX Options listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Fund’s option has a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. In selecting the model prices, the Sub-Adviser may provide a review of the calculation of model prices provided by each vendor, and may note to such vendors of any data errors observed, or where an underlying component value of the model pricing package may be missing or incorrect, prior to publication by the vendor of the model pricing to the Fund Accounting Agent for purposes of that day’s NAV. If either pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by Innovator as Valuation Designee in accordance with the Valuation Procedures. In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Fund will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

The Fund Accounting Agent will obtain all market quotations used in valuing securities in accordance with subsection A and G above from a Pricing Service. If no quotation can be obtained from a Pricing Service, then the Fund Accounting Agent will contact Innovator. Innovator is responsible for establishing valuation of portfolio securities and other instruments held by a Fund in accordance with the Valuation Procedures. Innovator will then attempt to obtain one or more broker quotes for the security daily and will value the security accordingly.

If no quotation is available from either a Pricing Service, or one or more brokers, or if Innovator has reason to question the reliability or accuracy of a quotation supplied, Innovator must determine if a “fair value” of such portfolio security must be provided by Innovator pursuant to the Valuation Procedures.

Fixed Income Securities, Swaps and Other Instruments

Subject to the special pricing situations set forth below, the following securities will be valued by the Fund Accounting Agent as follows:

A.        Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a Pricing Service.

B.        Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided Innovator has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

a.         the credit conditions in the relevant market and changes thereto;

b.         the liquidity conditions in the relevant market and changes thereto;

c.         the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);

d.        issuer-specific conditions (such as significant credit deterioration); and

e.         any other market-based data Innovator considers relevant. In this regard, Innovator may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

C.        Repurchase agreements will be valued as follows: Overnight repurchase agreements will be valued at cost. Term repurchase agreements (i.e., those whose maturity exceeds seven days) will be valued by Innovator at the average of the bid quotations obtained daily from at least two recognized dealers.

The Fund Accounting Agent will obtain all pricing data for use in valuing securities in accordance with subsections A through C, as applicable, above from a Pricing Service or, if no price is available from a Pricing Service, then the Fund Accounting Agent will contact Innovator, which will attempt to obtain one or more broker quotes from the selling dealer or financial institution for the security daily and will value the security accordingly. If Innovator has reason to question the accuracy or reliability of a price supplied or the use of the amortized cost methodology, Innovator must determine if a “fair value” of such portfolio security must be provided by Innovator pursuant to the Valuation Procedures. From time to time, Innovator will request that the Fund Accounting Agent submit price challenges to a Pricing Service, usually in response to any updated broker prices received.

Special Pricing Situations

If no quotation is available from either a Pricing Service or one or more brokers or if Innovator, as Valuation Designee, has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by a Fund for which reliable market quotations are not readily available will be determined by Innovator in accordance with the Valuation Procedures in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair valuation of a fixed-income security will be based on the consideration of all available information, including, but not limited to, the following: (a) the fundamental business data relating to the issuer, or economic data relating to the country of issue; (b) an evaluation of the forces which influence the market in which these securities are purchased and sold; (c) the type, size and cost of the security; (d) the financial statements of the issuer, or the financial condition of the country of issue; (e) the credit quality and cash flow of the issuer, or country of issue, based on the portfolio manager’s or external analysis; (f) the information as to any transactions in or offers for the security; (g) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; (h) the coupon payments, yield data/cash flow data; (i) the quality, value and salability of collateral, if any, securing the security; (j) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s management (for corporate debt only); (k) the economic, political and social prospects/developments of the country of issue and the assessment of the country’s governmental leaders/officials (for sovereign debt only); (l) the prospects for the issuer’s industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and (m) other relevant factors.

Fair valuation of an equity security will be based on the consideration of all available information, including, but not limited to, the following: (a) the type of security; (b) the size of the holding; (c) the initial cost of the security; (d) transactions in comparable securities; (e) price quotes from dealers and/or pricing services; (f) relationships among various securities; (g) information obtained by contacting the issuer, analysts, or the appropriate stock exchange; (h) an analysis of the issuer’s financial statements; and (i) the existence of merger proposals or tender offers that might affect the value of the security.

If the equity security in question is a foreign security, the following additional information may be considered: (j) the country’s or geographic region’s political and economic environment; (k) the value of similar foreign securities traded on other foreign markets; (l) ADR and GDR trading of similar securities; (m) closed-end fund trading of similar securities; (n) foreign currency exchange activity; (o) the trading prices of financial products that are tied to baskets of foreign securities; (p) factors relating to the event that precipitated the pricing problem; (q) whether the event is likely to recur; and (r) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by Innovator in accordance with the Valuation Procedures. The portfolio manager(s) will notify Innovator of the existence of a restricted security in a Fund’s portfolio and will present to Innovator a recommendation as to the initial and continuing valuation of such security. Innovator will then determine the fair value of such restricted security.

Foreign Market Closures

If events materially affecting the value of foreign securities occur on a day on which a foreign market is closed, but the U.S. markets are open, such securities may be fair valued.

Distributions and Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the SAI. Tax laws and interpretations change frequently, and this summary does not describe all of the tax consequences to all taxpayers. For example, this summary generally does not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This summary may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

Each Fund intends to continue to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of a Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by a Fund.

As a regulated investment company, each Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. Each Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If a Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, a Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if a Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions

Dividends paid out of a Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional Shares.

Income from a Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to shareholders to defer recognition of the gain attributable to a capital gain dividend if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements. The Fund’s positions in FLEX Options may reduce the amount of long-term capital gains, and, thus, reduce the amount of distributions eligible to be capital gain dividends. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a tax basis in each such Share equal to the value of a Share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

Sale or Exchange of Fund Shares

Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder’s holding period for the Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Shares have been held for more than one year. An election may be available to shareholders to defer recognition of capital gain if they make certain qualifying investments within a limited time. Shareholders should talk to their tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of the Funds’ Option Contracts

A Fund’s investments in offsetting positions with respect to the Reference Asset may be “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

The tax consequences of straddle transactions to the Funds are not entirely clear in all situations under currently available authority. The straddle rules may increase the amount of short-term capital gain realized by the Funds, which is taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, if a Fund makes a non-liquidating distribution of its short-term capital gain, the amount which must be distributed to U.S. shareholders as ordinary income may be increased or decreased substantially as compared to a Fund that did not engage in such transactions.

The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Funds do not believe that the positions held by the Funds will be subject to Section 1256, which means that the positions will not be marked to market, but the positions may be subject to the straddle rules.

The Funds intend to limit the overlap between its investments that comprise the Equity Portfolio and the underlying constituents of the Options Portfolio reference assets (as described in the Prospectus) to less than 70% on an ongoing basis in an effort to avoid being subject to the “straddle rules” under federal income tax law. In general, investment positions will be offsetting if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions. The Funds expect that the index call option contracts it writes will not be considered straddles because its investments that comprise the Equity Portfolio will be sufficiently dissimilar from the underlying constituents of the Options Portfolio reference assets under applicable guidance established by the IRS. Under certain circumstances, however, the Funds may enter into options transactions or certain other investments that may constitute positions in a straddle.

Nature of Fund’s Investments

Certain of the Funds’ investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

Futures Contracts and Options

The Funds’ transactions in futures contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the distribution requirements for avoiding excise taxes.

Backup Withholding

A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders

U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership (“non-U.S. shareholder”) depends on whether the income of a Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business, (ii) holds financial assets for the account of others as a substantial portion of its business, or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded foreign entities, entities owned by residents of U.S. possessions, foreign governments, international organizations, or foreign central banks) will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.   This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected.    If the income from a Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by a Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Distributions from a Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Income Effectively Connected.    If the income from a Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Capital Loss Carry-Forward

Net capital losses of a Fund may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carry-forwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. A Fund is subject to certain limitations, under U.S. tax rules, on the use of capital loss carry-forwards and net unrealized built-in losses. These limitations generally apply when there has been a 50% change in ownership. As of October 31, 2025, for federal income tax purposes, each Fund had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated in the table below.

Fund	Indefinite Short-Term	Indefinite Long-Term
Innovator Equity Managed Floor ETF®	$41,441,308	$15,226,801
Innovator Nasdaq-100® Managed Floor ETF®	$25,061,548	$6,550,619
Innovator U.S. Small Cap Managed Floor ETF®	$351,421	-
Innovator Equity Managed 100 Buffer ETF™	$900,503	$1,268,540

Other Taxation

Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

Performance Information

To obtain a Fund’s most current performance information, please call (800) 208-5212 or visit the Funds’ website at www.innovatoretfs.com. From time to time, a Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent a Fund’s past performance and should not be considered as representative of future results. Each Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements for each Fund’s most recent fiscal year appear in the Funds’ Form N-CSR dated October 31, 2025. The financial statements from the Form N-CSR and notes thereto are incorporated herein by reference. The Form N-CSR is available without charge by calling (800) 208-5212 or by visiting the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Shares

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control. The table set forth below  shows the percentage ownership of each person or “group” (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended) who, as of January 30, 2026, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Shares of a Fund.

Innovator Equity Managed Floor ETF®
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	33.20%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	17.59%
LPL Financial 9785 Towne Centre Drive San Diego, California 92121-1968	15.79%
Merrill Lynch, Pierce, Fenner & Smith Inc. 4800 Deer Lake Drive East Jacksonville, Florida 32246-6484	15.38%
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, Florida 33716-1100	7.12%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	5.66%

Innovator Nasdaq-100® Managed Floor ETF®
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	43.29%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	19.93%
LPL Financial 9785 Towne Centre Drive San Diego, California 92121-1968	14.17%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	8.18%
Raymond James & Associates, Inc. 880 Carillon Parkway St. Petersburg, Florida 33716-1100	6.65%
Innovator U.S. Small Cap Managed Floor ETF®
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	64.26%
Pershing LLC 1 Pershing Plaza Jersey City, New Jersey 07399-0002	12.57%
Altruist Financial LLC 3030 S La Cienega Boulevard, 2nd Floor Culver City, California 90232	10.02%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	9.22%
Innovator Equity Managed 100 Buffer ETF™
Shareholders Name and Address	Percentage
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	56.15%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	28.77%
Altruist Financial LLC 3030 S La Cienega Boulevard, 2nd Floor Culver City, California 90232	5.27%

Exhibit A – Proxy Voting Guidelines

Egan-Jones Proxy Services Standard Proxy Voting Principles and Guidelines

Egan-Jones Proxy Voting Principles

Introduction

Our Proxy Voting Principles serve as the background for our Proxy Voting Guidelines, which, in turn, act as general guidelines for the specific recommendations that we make with respect to proxy voting. It is important to recognize that such principles are not intended to dictate but guide. Certain of the principles may be inappropriate for a given Company, or in a given situation. Additionally, the principles are evolving and should be viewed in that light. Our principles are and will be influenced by current and forthcoming legislation, rules and regulations, and stock exchange rules. Examples include:

• the Sarbanes-Oxley Act of 2002 and implementing rules promulgated by the U.S. Securities & Exchange Commission

• revised corporate governance listing standards of the New York Stock Exchange and resulting SEC rules

• corporate governance reforms and subsequent proposed rule filings made with the SEC by The NASDAQ Stock Market, Inc. and resulting SEC rules

In general:

• Directors should be accountable to shareholders, and management should be accountable to directors.

• Information on the Company supplied to shareholders should be transparent.

• Shareholders should be treated fairly and equitably according to the principle of one share, one vote.

Principles

A.    Director independence

It is our view that:

• A two-thirds majority of the board should be comprised of independent directors.

• Independent directors should meet alone at regularly scheduled meetings, no less frequently than semi-annually, without the Chief Executive Officer or other non-independent directors present.

• When the Chairman of the Board also serves as the Company’s Chief Executive Officer, the board should designate one independent director to act as a leader to coordinate the activities of the other independent directors.

• Committees of the board dealing with the following responsibilities should consist only of independent directors: audit, compensation, nomination of directors, corporate governance, and compliance.

• No director should serve as a consultant or service provider to the Company.

• Director compensation should be a combination of cash and stock in the Company, with stock constituting a significant component.

In our opinion, an independent director, by definition, has no material relationship with the Company other than his or her directorship. This avoids the potential for conflict of interest. Specifically such director:

• should not have been employed by the Company or an affiliate within the previous five years.

• should not be an immediate family member of an individual who is, or at any time during the past five years was, employed by the Company as an executive officer.

• should not be the founder of the Company.

• should not be a director of the Company serving in an ex officio capacity.

• should not be a member of the Company’s Board of Directors for 10 years or more, however, a director who is a diverse nominee may be exempted from this rule on the case-by-case basis. Furthermore, a nominee whose tenure on the Board hasn’t reached 10 years by the date of the meeting or up to 90 days after and provided the Company discloses exact appointment date, will be exempted from this rule.

• should have no services contract regarding such matters as aircraft rental contract, real property lease or similar contract with the Company or affiliate, or with a member of the Company’s senior management or provide legal or consulting services to the Company within the previous three years.

• should not be employed by a public company at which an executive officer of the Company serves as a director, and thereby be part of an interlocking relationship.

• should not be a member of the immediate family (spouse, parents, children, siblings, mothers and fathers-in-law, sons and daughters-in-law, brothers and sisters-in-law, and anyone other than domestic employees who share such person’s home) of any director described above.

• a director who receives, or whose immediate family member receives, more than $120,000 per year in direct compensation (base salary plus cash bonus) from the Company, other than director and committee fees and pension or other forms of deferred compensation for prior service (provided such compensation is not contingent in any way on continued service), is not independent until three years after he or she ceases to receive more than $120,000 per year in such compensation.

• a director who is an executive officer or an employee, or whose immediate family member is an executive officer, of another company (other than a utility) or non-profit organization that makes payments to, or receives payments from, the Company for property or services in an amount which, in any single fiscal year, exceeds the greater of $1 million, or 2% of the recipient company’s consolidated gross revenues, is not “independent” until three years after falling below such threshold. However, the existence of a credit agreement between a bank and the Company shall not affect the independence of a director who is an executive of that bank within the previous three years.

Alternate members of key committees will be subject to the same independence criteria as regular members.

B.    Board operating procedures

• The board should adopt a written statement of its governance principles, and regularly re-evaluate them.

• Independent directors should establish performance criteria and compensation incentives for the Chief Executive Officer, and regularly review his or her performance against such criteria. Such criteria should align the interests of the CEO with those of shareholders, and evaluate the CEO against peer groups.

• The independent directors should be provided access to professional advisers of their own choice, independent of management.

• The board should have a CEO succession plan, and receive periodic reports from management on the development of other members of senior management.

• Directors should have access to senior management through a designated liaison person.

• The board should periodically review its own size, and determine a set number of directors between 5 and 15, instead of a range.

C.    Requirements for individual directors We recommend that:

• The board should provide guidelines for directors serving on several Boards addressing competing commitments.

• The board should establish performance criteria for itself and for individual directors regarding director attendance, preparedness, and participation at meetings of the board and of committees of the board, and directors should perform satisfactorily in accordance with such criteria in order to be re-nominated.

D.    Shareholder rights

• A simple majority of shareholders should be able to amend the Company’s bylaws, call special meetings, or act by written consent.

• “Greenmail” should be prohibited.

• Shareholder approval should be required to enact or amend a “poison pill” (i.e., “shareholder rights”) plan

• Directors should be elected annually.

• The board should ordinarily implement a shareholder proposal that is approved by a majority of proxy votes.

• Shareholders should have effective access to the director nomination process

Egan-Jones Proxy Voting Guidelines

Consistent with the above-listed principles, the proxy voting guidelines outlined below are written to guide the specific recommendations that we make to our clients. Ordinarily, we do not recommend that clients ABSTAIN on votes; rather, we recommend that they vote FOR or AGAINST proposals (or, in the case of election of directors, that they vote FOR ALL nominees, AGAINST the nominees, or that they WITHHOLD votes for certain nominees). In the latter instance, the recommendation on our report takes the form ALL, EXCEPT FOR and lists the nominees from whom votes should be withheld.

Whether or not the guideline below indicates “case-by-case basis,” every case is examined to ensure that the recommendation is appropriate.

Board Of Directors

Election of Directors in Uncontested Elections

Case-by-case basis, examining composition of board and key board committees, attendance history, corporate governance provisions and takeover activity, long-term company financial performance relative to a market index, directors’ investment in the Company, etc..

WITHHOLD votes from nominees who:

• are affiliated outside directors and sit on the Audit, Compensation, or Nominating committees.

• are inside directors and sit on the Audit, Compensation, or Nominating committees.

• are inside directors and the Company does not have Audit, Compensation, or Nominating committees.

• are identified as not independent by the Company and sit on the Audit, Compensation, or Nominating committees.

• attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

• ignore a shareholder proposal that is approved by a majority of the shares outstanding.

• ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years.

• fail to act on takeover offers where the majority of the shareholders have tendered their shares.

• implement or renew a “dead-hand” or modified “dead-hand” poison pill.

• sit on more than five other public boards.

• serve as both Chairmen of the Board and CEOs and the Company receives a poor Board Score.

• serve as CEOs and hold more than one outside public directorship^.

• serve as Chairmen of the Board and hold more than one outside public directorship^.

• sit on the existing board, which has failed to respond adequately to a say-on-pay vote in which the majority of votes cast voted AGAINST.

• sit on the existing board, which has implemented a less frequent say-on-pay vote than the frequency option which received a majority of votes cast in the previous frequency vote.

^ CEO/CHAIRMAN over-boarding exemption

If CEO or Chairman of the Company holds more than one other public company directorship, but one of these companies is a SPAC, he/she will be exempted from the Egan-Jones over-boarding rule.

Underperforming Board Policy

WITHHOLD votes from Compensation Committee members in cases when the Company obtains a questionable result on the Egan-Jones Compensation Score.*

*Recommendation is based on available data and subject to the analysts’ discretion to override in cases when a nominee has served as a member of the Compensation Committee for less than 6 months.

WITHHOLD votes from Compensation Committee members in cases when the Company’s Compensation Plans (Cash Bonus Plan or Stock Option Plan) receive an AGAINST recommendation from Egan-Jones.

WITHHOLD votes from Chairman of the Board in cases when the Company obtains the lowest score of Needs Attention on the Cyber Security Risk Score .**

**Recommendation is based on available data and subject to the analysts’ discretion to override in cases when the Chairman has served in this capacity for less than 6 months.

WITHHOLD votes from Compensation Committee members due to insufficient disclosure on executive compensation.***

***Including cases when the Company has no employees or none of the executive officers are compensated by the Company and no management fees have been provided.

WITHHOLD votes from Chairman of the Nominating Committee when there are no women, ethnically or racially diverse directors on the Board.

WITHHOLD from the Board Chair if the company or its board adopted a classified board structure or supermajority vote requirements to amend the bylaws or charter.

Board Accountability

Case-by-case basis for the following:

• Evidence or belief of failure of the board to properly account and prepare for risk (i.e. carbon or cyber issues)

• A low board score, coupled with poor performance

• Legal or ethical problems in the Company or its management

In cases in which the Company has engaged in the practice commonly referred to as “options backdating,” Egan-Jones may recommend that votes be withheld from nominees serving on the Company’s compensation committee, the Company’s entire board of directors, and/or its chief executive officer. Such recommendations will be made on a case-by-case basis, taking into consideration such matters as intent of the individuals involved, scope and timing of the practice, significance of financial restatement required, and corrective action taken.

Furthermore, we may recommend withholding votes from either members of the Company’s compensation committee, its entire board of directors and/or its chief executive officer where the Company has engaged in what we judge to be other unsatisfactory compensation practices. Considerations may include such factors as “pay-for-failure” executive severance provisions, change-in-control payments which are either excessive or which are not tied to loss of job or significant reduction in duties, excessive executive perquisites, unjustified changes in the performance standards applied to performance-based compensation, and executive compensation out of proportion to performance of the Company.

FOR shareholder proposals calling for the Company to name as directors only those who receive a majority of shareholder votes.

Separating Chairman and CEO

FOR shareholder proposals requiring that positions of Chairman and CEO be held separately.

Independent Directors

FOR shareholder proposals asking that a two-thirds majority of directors be independent.

FOR shareholder proposals asking that the board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR shareholder proposals that the Chairman OR lead director be independent.

Stock Ownership Requirements

AGAINST shareholder proposals requiring directors to own a minimum amount of the Company stock in order to qualify as a director or to remain on the board.

Term Limits

AGAINST shareholder proposals to limit tenure of outside directors.

Egan-Jones strongly encourages diversity and Board turnover without embracing the controversial and problematic approach of term limits or a retirement age. As long as a director nominee, whose tenure exceeds 10 years, is not a member of a key committee we will not recommend a vote to withhold from the nominee.

Retirement Age Limits

AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

FOR management proposals requesting the approval to remove the mandatory retirement age for directors and trustees.

AGAINST management and shareholder proposals that request placing age limit for a person to be elected or appointed as a director.

Director and Officer Indemnification and Liability

Case-by-case basis on management proposals regarding director and officer indemnification and liability, using Delaware law as the standard.

AGAINST management proposals to eliminate entirely directors and officers liability for monetary damages for violating the duty of care.

AGAINST management indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

FOR proposals authorizing exculpation of officers only in connection with direct claims brought by stockholders, including class actions, but without eliminating monetary liability of officers for breach of fiduciary duty arising out of claims brought by the corporation itself or for derivative claims brought by stockholders in the name of the corporation.

FOR management proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if (1) the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the Company, and (2) only if the director’s legal expenses would be covered.

Charitable Contributions

AGAINST shareholder proposals regarding disclosure of charitable contributions.

Political Contributions

AGAINST shareholder proposals regarding disclosure of political contributions. FOR management proposals regarding approval of political contributions.

Lobbying Expenditures

AGAINST shareholder proposals for disclosure of lobbying expenditures.

AGAINST shareholder proposals requesting a report of climate lobbying.

AGAINST shareholder proposal requesting a third party review and report on lobbying activities alignment with position on universal health coverage.

Proxy Contests and Other Contested Elections

Election of Directors in Contested Elections

Case-by-case basis for voting for directors in contested elections, considering long-term financial performance of the target Company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees on both slates, evaluation of what each side is offering shareholders as well as likelihood that proposed objectives and goals will be met, and stock ownership positions.

FOR plurality voting standard in contested elections.

Universal Proxy Card in a Contested Election

FOR proposals requesting that the Company require the use of a universal proxy card in contested elections.

Reimbursement of Proxy Solicitation Expenses

Case-by-case basis for shareholder proposals for reimbursement of proxy solicitation expenses. FOR reimbursing proxy solicitation expenses where EGAN-JONES recommends in favor of the dissidents.

Auditors

Ratifying Auditors

FOR management proposals to ratify appointment of independent auditor unless:

• Auditor obtains a questionable result on the Egan-Jones Auditor Score which takes into account a number of factors including but not limited to:

➢    Auditor rotation every seven years

➢    Non-audit fees exceeding 50% of total fees

➢    Significant and material disciplinary actions taken against the Company’s Auditor

• Auditor has a financial interest in or association with the Company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the Company’s financial position.

Auditor Rotation

FOR shareholders proposals asking for auditor rotation.

FOR Shareholder proposal asking to limit the auditor from providing non-audit services.

Proxy Contest Defenses

Classified Board vs. Annual Election

AGAINST management proposals to classify the board.

FOR shareholder proposals to repeal (“de-stagger”) classified boards and to elect all directors annually.

Removal of Directors

AGAINST management proposals that provide that directors may be removed only for cause.

FOR shareholder proposals to restore shareholder ability to remove directors with or without cause.

CASE-BY-CASE basis for shareholder proposal to remove a director, usually AGAINST unless there are compelling reasons to remove a director or a director does not fulfill Egan-Jones criteria examining independence, meetings attendance, other board memberships, then in such cases FOR.

AGAINST management proposals that provide that only continuing directors may elect replacements to fill board vacancies.

FOR shareholder proposals that permit shareholders to elect directors to fill board vacancies.

FOR shareholder proposals requesting multiple candidate elections.

Authorization of the Board to Fill (casual) Vacancies

FOR management proposals requesting that vacancies in the number of directors be designated as casual vacancies and that the Board of Directors be authorized to fill such vacancies as and when it deems fit. On condition that director appointed to fill such a casual vacancy shall hold office until the next annual meeting following his or her election or until his or her election or until his or her successor is elected.

Cumulative Voting

FOR management proposals to eliminate cumulative voting.

AGAINST shareholder proposals to provide for cumulative voting.

Calling Special Meetings

AGAINST management proposals to restrict or prohibit shareholder ability to call special meetings.

FOR management proposals asking to permit shareholders of record who own at least 10% of the Company’s shares, have the ability to call a special meeting.

FOR shareholder proposals to allow shareholders holding at least 10% or more of the Company’s shares, to call a special shareholder meeting regardless of length of stock ownership to the fullest extent possible, and proposals asking to give to give street name shares and non-street name shares an equal right to call for a special shareholder meeting.

Acting by Written Consent

Case by case for management proposals to restrict or prohibit shareholder ability to take action by written consent.

FOR shareholder proposals to allow or make easier shareholder action by written consent.

Altering Size of the Board

Management proposals regarding any Board size changes must require shareholder approval.

FOR management proposals to fix the size of the board as long as the number of directors is between 5 and 15.

FOR management proposals to set range of directors as long as there are not less than 5 and more than 15 directors on the board.

AGAINST management proposals that give management the ability to alter size of the board without shareholder approval.

AGAINST management proposals to allow the Board to fix number of directors without shareholder approval.

AGAINST management proposals to allow the Board to set range of directors without shareholder approval.

Case-by-case management proposals to approve unusual board size.

Virtual-only Meeting

FOR management proposals to conduct virtual-only annual meeting, considering shareholders’ rights to participate electronically as they would have during an in-person meeting.

FOR proposals asking to allow the Company to hold a virtual meeting of shareholders along with an in-person meeting at a designated location.

Quorum Requirements

FOR proposals seeking approval of a lower quorum requirement if the reduced quorum is at least one-third of shares entitled to vote, either in person or by proxy.

Tender Offer Defenses

Poison Pills

FOR shareholder proposals that ask the Company to submit its “poison pill” for shareholder ratification.

AGAINST shareholder proposal requesting the Board authorize a self-tender offer.

Case-by-case basis for shareholder proposals to redeem the Company’s existing “poison pill”.

Case-by-case basis for management proposals to ratify a “poison pill”.

Fair Price Provisions

Case-by-case basis for adopting fair price provisions, considering vote required to approve the proposed acquisition, vote required to repeal the fair price provision, and mechanism for determining the fair price.

AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

Greenmail

FOR proposals to adopt anti-“greenmail” charter or bylaw amendments or otherwise restrict the Company’s ability to make “greenmail” payments.

Case-by-case basis for anti-“greenmail” proposals which are bundled with other charter or bylaw amendments.

Pale Greenmail

Case-by-case basis for restructuring plans that involve the payment of pale greenmail.

Unequal Voting Rights

AGAINST dual-class exchange offers and dual-class recapitalizations.

Supermajority Requirement to Amend Certificate of Incorporation or Bylaws

FOR management proposals requesting elimination of supermajority voting provisions for amendments to the certificate of incorporation and bylaws.

AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

FOR shareholder proposals asking that each bylaw amendment adopted by the board of directors not become effective until approved by shareholders.

Supermajority Requirement to Approve Mergers

AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

Other Governance Proposals

Confidential Voting

FOR shareholder proposals that request that the Company adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

FOR management proposals to adopt confidential voting.

Equal Access

AGAINST shareholder proposals that would allow significant Company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

Proxy Access

FOR binding shareholder proxy access proposals considering the following criteria:

• 0.5% ownership threshold

• Number of board members that may be elected - cap of 1/3 of board or minimum 2 nominees, if the board size is being lowered the calculation is based upon the original board size, if it is being increased the calculation would be based upon the original board size, with each new slot added to the total, so two plus six if six new board positions are being created

• We prefer no limit or caps on the number of shareowners in the nominations group

• Loaned securities will count towards total

• We prefer that all participants affirm that they intend to be “long term shareholders” of the Company with at least 6 month ownership duration requirement

• Proposals with no re-nominations restrictions are preferred.

FOR shareholder proposals to improve Catch-22 Proxy Access to remove the shareholder group limit - to enable as many shareholders as may be needed to combine their shares to equal 3% of the stock owned continuously for 3-years in order to enable shareholder proxy access.

Bundled Proposals

Case-by-case basis for bundled or “conditioned” proxy proposals. Where items are conditioned upon each other, examine benefits and costs. AGAINST in instances when the joint effect of the conditioned items is not in shareholders’ best interests. FOR if the combined effect is positive.

Shareholder Advisory Committees

Case-by-case basis for shareholder proposals establishing a shareholder advisory committee.

Capital Structure

Common Stock Authorization

AGAINST management proposals increasing the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.

AGAINST management proposals to increase the number of authorized shares of common stock, or equivalents, that exceeds 50 percent of share capital, without a specified legitimate purpose.

FOR management proposals to increase the number of authorized shares of common stock more than 50 percent of currently issued common share capital, if tied to a specific transaction or financing proposal or if the share pool was used up due to equity plans.

Case-by-case basis on other such management proposals considering the specified purposes of the proposed increase, any explanation of risks to shareholders of failing to approve the request, potential dilution, and recent track record for using authorized shares, in which case judgment is applied to weigh such factors. Factors which are normally weighed in making such judgments include prior performance of the issuer, changes within the industry, relative performance within the industry, client preferences and overall good corporate governance. In general, we view the authorization of additional common shares to be ordinary and necessary and in the best long-term interests of the issuer and its shareholders.

Stock Distributions: Splits and Dividends

FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance, considering the industry and the Company’s returns to shareholders.

Reverse Stock Splits

FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting.

Case-by-case basis on management proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issuance taking into consideration stock price at the record date.

Preferred Stock

AGAINST management proposals authorizing creation of new classes of “blank check preferred stock” (i.e., classes with unspecified voting, conversion, dividend distribution, and other rights

Case-by-case basis on management proposals to increase the number of “blank check preferred shares” after analyzing the number of preferred shares available for issuance considering the industry and Company’s returns to shareholders.

Blank Check Preferred Stock

FOR shareholder proposals to have placements of “blank check preferred stock” submitted for shareholder approval, except when those shares are issued for the purpose of raising capital or making acquisitions in the normal course.

Adjustments to Par Value of Common Stock

FOR management proposals to reduce the par value of common stock.

Preemptive Rights

Case-by-case basis on shareholder proposals that seek preemptive rights, considering size of the Company and shareholder characteristics.

Debt Restructurings

Case-by-case basis on management proposals to increase number of common and/or preferred shares and to issue shares as part of a debt restructuring plan, considering dilution, any resulting change in control.

FOR management proposals that facilitate debt restructurings except where signs of self- dealing exist.

Tracking Stock

Case-by-case basis for management proposals for creation of tracking stock, considering the strategic value of the transaction vs. adverse governance changes, excessive increases in authorized stock, inequitable distribution method, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives, such as spin-offs.

Stock buybacks

Case-by-case on management proposals requesting stock buybacks. AGAINST in cases when the Company receives one of the lowest two Compensation scores, FOR otherwise. When the Compensation Score is not available, Egan-Jones will recommendation FOR.

Compensation of Officers and Directors

Compensation of Officers and Directors

FOR compensation plans that result in an amount of dilution (or the equivalent value in cash) that is less than the maximum dilution determined by the Compensation Score.

AGAINST compensation plans that result in an excess amount of dilution (or the equivalent value in cash) that is more than the maximum dilution determined by the Compensation Score.

AGAINST compensation plans involving “pay for failure,” such as excessively long contracts, guaranteed compensation, excessive severance packages, or other problematic practice not accounted for in the Egan-Jones compensation Score.

Case-by-case (but generally FOR) plans that are completely “decoupled” from the CEOs compensation and thus have no impact on the CEO’s current or future total compensation.

Compensation Plan other than a Qualified ESPP at Special Purpose Acquisition Company

FOR compensation plans of the newly formed Company arising from a business combination with a special purpose acquisition Company (SPAC), unless the authorized share pool exceeds 3% of the newly formed Company’s authorized shares.

Advisory Votes on Executive Compensation (“Say-on-Pay”)

Case-by-case basis on advisory votes on executive compensation (“Say-on-Pay”), based on the result obtained by the Company in Egan-Jones Compensation Score. AGAINST a non-binding compensation advisory vote when the Company obtains a questionable result on the Egan-Jones Compensation Score, FOR otherwise.*

*In cases when the Company doesn’t have a CEO or CEO is not the highest paid executive then Egan- Jones will use the Total Compensation and Salary paid to the highest paid NEO of the Company to calculate a Compensation Score.

AGAINST say-on-pay proposal and compensation committee members when executive employment agreements include tax gross-ups.

Relative Compensation is based upon a number of quantitative and qualitative metrics which produce a final score that is both forward looking and based upon the prior performance metrics of the Company’s wealth creation and market capitalization as compared to the CEO’s total compensation package. Higher wealth creation, market capitalization and lower CEO compensation all contribute to a higher compensation score. Additional qualitative measures such as 162m compliance, executive pension plan status and other relevant factors are then used to calculate the final score.

Advisory Votes Regarding Frequency of Advisory Votes on Executive Compensation

FOR management proposals that recommend that advisory votes on executive compensation take place annually.

AGAINST management proposals that recommend that advisory votes on executive compensation take place every two years or triennially.

Management Proposals Seeking Approval to Re-price Options

Case-by-case basis on management proposals seeking approval to re-price options.

Director Compensation

Case-by-case basis on stock-based plans for directors.

AGAINST shareholder proposals regarding advisory vote on directors’ compensation.

Employee Stock Purchase Plans

Case-by-case basis on employee stock purchase plans.

Amendments that Place a Maximum Limit on Annual Grants or Amend Administrative Features

FOR plans that amend shareholder-approved plans to include administrative features or place maximum limit on annual grants that any participant may receive to comply with the provisions of Section 162(m) of the Omnibus Budget Reconciliation Act (OBRA).

Amendments to Added Performance-Based Goals

FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

Amendments to Increase Shares and Retain Tax Deductions under OBRA

Case-by-case basis on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m).

Approval of Cash or Cash & Stock Bonus Plans

Case-by-case basis on cash or cash & stock bonus plans to exempt compensation from taxes under the provisions of Section 162(m) of OBRA.

Limits on Director and Officer Compensation

FOR shareholder proposals requiring additional disclosure of officer and director compensation.

Case-by-case basis for all other shareholder proposals seeking limits on officer and director compensation.

Golden Parachutes and Tin Parachutes

FOR shareholder proposals requesting that the Board seek shareholder approval of any senior manager’s new or renewed pay package that provides for severance or termination payments with an estimated value exceeding 2.99 times the sum of the executive’s base salary plus target short-term bonus.

Case-by-case basis on proposals to ratify or cancel “golden or tin parachutes.”

Employee Stock Ownership Plans (ESOPs)

FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized number of shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., greater than five percent of outstanding shares).

401(k) Employee Benefit Plans

FOR proposals to implement a 401(k) savings plan for employees.

State of Incorporation

State Takeover Statutes

Case-by-case basis on proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-“greenmail” provisions, and disgorgement provisions).

Reincorporation Proposals

Case-by-case basis on proposals to change the Company’s state of incorporation.

Business Combinations and Corporate Restructurings

Charter Modification

Case-by-case basis for changes to the charter, considering degree of change, efficiencies that could result, state of incorporation, and regulatory standards and implications.

FOR approval of the amendments to the Company’s bylaws to adopt an exclusive forum for internal corporate claims.

The Federal Forum Selection for the Securities Act Claims Amendment

FOR proposals asking to approve an amendment to the Certificate of Incorporation to add a new provision that, unless the Company selects or consents in writing to the selection of an alternative forum, the sole and exclusive forum for the resolution of any complainant, shall be the federal district courts of the United States of America.

Change of Domicile

Case-by-case basis for changes in state of domicile, considering state regulations of each state, required fundamental policies of each state; and the increased flexibility available.

Mergers and Acquisitions

Case-by-case basis on mergers and acquisitions, considering projected financial and operating benefits, offer price, prospects of the combined companies, negotiation process, and changes in corporate governance.

Corporate Restructuring

Case-by-case basis on corporate restructurings, including minority squeeze-outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

Spin-offs

Case-by-case basis on spin-offs, considering tax and regulatory advantages, planned use of proceeds, market focus, and managerial incentives.

Asset Sales

Case-by-case basis on asset sales, considering impact on the balance sheet and working capital, and value received.

Liquidations

Case-by-case basis on liquidations considering management’s efforts to pursue alternatives, appraisal value, and compensation for executives managing the liquidation.

Appraisal Rights

FOR providing shareholders with appraisal rights.

Mutual Fund Proxies

Election of Directors

Case-by-case basis for election of directors, considering board structure, director independence, director qualifications, compensation of directors within the fund and the family of funds, and attendance at board and committee meetings.

WITHHOLD votes for directors who:

•   are interested directors and sit on key board committees (Audit or Nominating committees)

•   are interested directors and the Company does not have one or more of the following committees: Audit or Nominating.

•   attend less than 75 percent of the board and committee meetings. Participation by phone is acceptable.

•   ignore a shareholder proposal that is approved by a majority of shares outstanding

•   ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•   serve as Chairman but are not independent (e.g. serve as an officer of the fund’s advisor)

Converting Closed-end Fund to Open-end Fund

Case-by-case basis for conversion of closed-end fund to open-end fund, considering past performance as a closed-end fund, market in which the fund invests, measures taken by the board to address the market discount, and past shareholder activism, board activity, and votes on related proposals.

Change from Diversified to Non-Diversified Fund

FOR approval of change from diversified to non-diversified fund.

Proxy Contests

Case-by-case basis on proxy contests, considering past performance, market in which fund invests, and measures taken by the board to address issues raised, past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements

Case-by-case basis on investment advisory agreements, considering proposed and current fee schedules, fund category and investment objective, performance benchmarks, share price performance relative to that of peers; and magnitude of any fee increase.

New Classes or Series of Shares

FOR creating new classes or series of shares.

Preferred Stock Authorization

Case-by-case basis for authorization for or increase in preferred shares, considering financing purpose and potential dilution for common shares.

1940 Act Policies

Case-by-case basis for 1940 Act policies, considering potential competitiveness, regulatory developments, current and potential returns, and current and potential risk.

Changing Fundamental Restriction to Non-fundamental

AGAINST on changing fundamental restriction to non-fundamental restriction.

Changing Fundamental Investment Objective to Non-fundamental

AGAINST proposals to change the fund’s fundamental investment objective to non- fundamental.

Changing Fundamental Investment Policy to Non-Fundamental

AGAINST proposals to change the fund’s fundamental investment policy to non-fundamental.

Name Rule Proposals

Case-by-case basis for name rule proposals, considering the following factors: political/economic changes in target market; bundling with quorum requirements or with changes in asset allocation, and consolidation in the fund’s target market.

Disposition of Assets, Termination, Liquidation

Case-by-case basis for disposition of assets, termination or liquidation, considering strategies employed, Company’s past performance, and terms of liquidation.

Change in Sub-classification

Case-by-case basis for change in sub-classification, considering potential competitiveness, current and potential returns, risk of concentration, and industry consolidation in the target industry.

Authorizing Board to Appoint and Terminate Sub-advisors without Shareholder Approval - “Manager of Managers” Structure

FOR approval of the use of a “Manager of Managers” structure that would permit the Fund’s manager to appoint and replace sub-advisers and enter into, and materially amend, sub-advisory agreements for the Fund without obtaining prior shareholder approval, regardless of the level of sub-adviser’s affiliation.

Distribution Agreements

Case-by-case basis for approving distribution agreements, considering fees charged to comparably sized funds with similar objectives, proposed distributor’s reputation and past performance, and competitiveness of fund in industry.

Master-Feeder Structure

FOR establishment of a master-feeder structure.

Mergers

Case-by-case basis for proposed merger, considering resulting fee structure, performance of each fund, and continuity of management.

Advisory Vote on Merger Related Compensation

AGAINST “golden parachutes” which are abusive,

• such as those that exceed 3x of the cash severance or

• if the cash severance multiple is greater than 2.99x or

• contain tax gross-ups or

• provide for accelerated vesting of equity awards, (however, pro-rata vesting of awards based on past service is acceptable) or

• are triggered prior to completion of the transaction or

• if the payouts are not contingent on the executive’s termination.

Extension Amendment Proposal for SPAC companies

Proposal asking to give the Company the right to extend the date by which the Company must consummate a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination. Case-by-case recommendation, if the pre-existing extension terms have been modified to reduce the amount required to be deposited in trust account, then Egan- Jones will recommend AGAINST.

Miscellaneous Shareholder Proposals

Governance

Independent Directors

FOR shareholder proposals asking that a three-quarters majority of directors be independent.

FOR shareholder proposals asking that board’s Audit, Compensation, and/or Nominating committees be composed exclusively of independent directors.

FOR shareholder proposals that the Chairman OR lead director be independent.

Statement of the Purpose of a Corporation Review

AGAINST shareholder proposals requesting a review of the statement of the purpose of a corporation and make recommendations to shareholders on how the purpose of a corporation signed by the Chairman and Chief Executive Officer can be fully implemented.

Majority Voting in the Election of Directors

FOR shareholder proposals regarding majority voting in the election of Directors in uncontested meetings.

Election of Non-executive Directors

AGAINST shareholder proposals requesting election of non-executive directors.

Employee Representation on the Board of Directors

AGAINST shareholder proposals on employee representation on the Board of Directors.

Fair Elections/Advance Notice Bylaw

FOR shareholder proposals requesting that shareholder approval is required for any advance notice bylaw amendments that:

1. require the nomination of candidates more than 90 days before the annual meeting,

2. impose new disclosure requirements for director nominees, including disclosures related to past and future plans, or

3. require nominating shareholders to disclose limited partners or business associates, except to the extent such investors own more than 5% of the Company’s shares.

CEO succession policy

FOR shareholder proposals requesting a CEO succession planning policy.

Report on Key-Person Risk

FOR shareholder proposals requesting a report on the Company’s key-person risk, including identification of key persons and actions to ameliorate the impacts of their potential loss.

The Board’s Nominee Disclosure Policy/True Diversity Board Policy

Shareholder proposal requesting a policy to disclose to shareholders the following: a description of the specific minimum qualifications that the Board’s nominating committee believes must be met by a nominee to be on the board of directors; and each nominee’s skills, ideological perspectives, and experience presented in a chart or matrix form. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting that the Board of Directors review the Human Resources Committee’s mandate in order for it to play a role in overseeing key strategies regarding organizational culture, human resources, engagement, health, well-being, equity, diversity and inclusion of employees and that it can ensure that such strategies and organizational culture include environmental, social and governance (ESG) principles.

Risk Oversight Committee/Public Policy Committee

Shareholder proposals requesting a report, at reasonable cost, omitting proprietary or legally privileged information, discussing the merits of establishing a risk oversight board committee to oversee the Company’s policies including human rights, environment, domestic governmental regulations, foreign affairs and international relations affecting the Company’s business. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Creation of a New Technology Committee

Shareholder proposals that request that the Company create a new technology committee. Based on the Cybersecurity Risk Score, FOR in cases when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting the Board review the mandate of the Corporate Governance Committee in order to include an ethical component concerning the use of artificial intelligence.

Decarbonization Committee

AGAINST shareholder proposals that request the board of directors establish a new committee to evaluate the risks and drawbacks of attempting to meet demands for the Company decarbonization.

Reimbursement of Shareholder for Expenses Incurred

CASE-BY-CASE for proposals for reimbursing proxy solicitation expenses in contested meetings.

FOR proposals for reimbursing proxy solicitation expenses in contested meetings in cases where EGAN-JONES recommends in favor of the dissidents.

Terminate the Investment Advisor

CAS-BY-CASE basis for proposals for terminating the investment advisor, considering fund’s performance and history of shareholder relations.

Vote Tabulation

FOR shareholder proposals that request all matters presented to shareholders, other than the election of directors, shall be decided by a simple majority of the shares voted ‘For’ and ‘Against’ an item and abstentions from the vote count be excluded.

Proxy Voting Review

Shareholder proposal regarding proxy voting review report. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Disclosure of Voting Results

FOR shareholder proposals requesting separate disclosure of voting results by classes of shares.

Right to Convert a Limited Amount of Class B Common Stock into Class A Common Stock

FOR shareholder proposals on annual right to convert a limited amount of class B Common Stock (10 votes per share) into Class A Common Stock (1 vote per share).

Maryland’s Unsolicited Takeover Act

FOR shareholder proposals requesting that the Board opt out of MUTA, which allows the board of directors to make changes by board resolution only, without shareholder approval, to the Company’s capital structure and charter/bylaws. These include, but are not limited to:

➢    the ability to re-classify a board;

➢    the exclusive right to set the number of directors;

➢    limiting shareholders’ ability to call special meetings to a threshold of at least a majority of shares.

Report on Whistleblower Policies and Practices

Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Mandatory Arbitration Bylaw

AGAINST shareholder proposals requesting that the Company adopt to a mandatory arbitration bylaw.

Shareholder proposal regarding a report on the impact of the use of mandatory arbitration on employees and workplace culture. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Concealment Clauses

Shareholder proposal requesting additional reporting on risks associated with the use of certain concealment clauses. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that shareholders be allowed the opportunity at shareholder meetings to alert board members that the shareholders seek more information or favor a particular approach to corporate policy and that the Company constitution should include the clause: “The Company in general meeting may by ordinary resolution express an opinion or request information about the way in which a power of the Company partially or exclusively vested in the Directors has been or should be exercised. Such a resolution must relate to a material risk identified by the Directors or the Company and cannot advocate action that would violate any law or relate to any personal claim or grievance. Such a resolution is advisory only and does not bind the Directors or the Company”. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Executive Compensation

Tax Payments on Restricted Awards

AGAINST shareholder proposals to adopt a policy that the Company will pay the personal taxes owed on restricted stock awards on behalf of named executive officers.

Recovery of Unearned Management Bonuses

Shareholder proposals to adopt an executive compensation recoupment policy. Based on the Compensation Score: FOR when the Company receives one of the lowest two results; AGAINST otherwise.

Senior Executive Stock Retention

FOR shareholder proposals that request adoption of a policy requiring senior executives to retain a significant percentage of shares.

Deferral Period for Certain Compensation of Senior Executives

Shareholder proposals that request that the Compensation committee make the following changes to any annual cash incentive program (“Bonus Program”), as applicable to senior executives, in order to promote a longer-term perspective: an award to a senior executive under a Bonus Program that is based on one or more financial measurements whose performance measurement period is one year or shorter shall not be paid in full for a period following the award; and, the Committee shall develop a methodology for (a) determining the length of the Deferral Period and what proportion of a Bonus should be paid immediately; (b) adjusting the remainder of the Bonus over the Deferral Period in a manner that (i) allows accurate assessment of risks taken during the PMP that could have affected performance on the Financial Metric(s) and (ii) allows the Company to recoup Bonus compensation pursuant to its clawback policy; and (c) paying out the remainder of the Bonus at the end of the Deferral Period. Based on the Compensation Score: FOR when the Company receives one of the lowest two results on the Compensation Score; AGAINST otherwise.

Deduct Impact of Stock Buybacks from Executive Pay

Shareholder proposals that request the board of directors adopt a policy that the board will not utilize “earnings per share” (“EPS”) or its variations (e.g., diluted or operating EPS) or financial ratios (return on assets or net assets or equity) in determining a senior executive’s incentive compensation or eligibility for such compensation, unless the Board utilizes the number of outstanding shares on the beginning date of the performance period and excludes the effect of stock buybacks that may have occurred between that date and the end of the performance period. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Government Service Golden Parachute

AGAINST shareholder proposals on policy prohibiting the vesting of equity-based awards (including stock options, restricted stock and other stock awards granted under an equity incentive plan), for senior executives due to a voluntary resignation to enter government service.

Nonqualified Savings Plan Earnings

AGAINST shareholder proposals to adopt a policy that prohibits the practice of paying above- market earnings on the non-tax-qualified retirement saving or deferred income account balances of senior executive officers.

GAAP Financial Metrics for Purposes of Determining Executive Compensation.

Shareholder proposals asking to adopt a policy that when using performance metrics to calculate senior executive compensation, the Company shall not adjust performance metrics that are calculated in accordance with generally accepted accounting principles (GAAP). Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Stockholder proposals on non-GAAP measures disclosure, to adopt a policy that when the Company adjusts or modifies any generally accepted accounting principles (“GAAP”) financial performance metric for determining senior executive compensation, it should include a specific explanation for each adjustment and a reconciliation of the adjusted metric to GAAP. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Legal and Compliance Costs in Executive Compensation metrics

Shareholder proposals requesting that financial performance metrics should not be adjusted to exclude legal or compliance costs in evaluating performance for incentive payouts to senior executives. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting inclusion of legal and compliance costs in incentive compensation metrics. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Tax Transparency

Shareholder proposals on tax transparency requesting that the Company issue a tax transparency report to shareholders, at reasonable expense and excluding confidential information, prepared in consideration of the indicators and guidelines set forth in the Global Reporting Initiative’s (GRI) Tax Standard. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

ESG Metrics and Executive Compensation

Shareholder proposals asking that the Company prepare a report, at reasonable cost and omitting proprietary information, describing if, and how, it plans to integrate ESG metrics into the performance measures of named executive officers under the Company’s compensation incentive plans. Based on the overall Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Community Impacts and Company’s Executive Compensation Program

Shareholder proposals asking that the Board of directors publish a report, at reasonable expense, within a reasonable time, and omitting confidential or propriety information, assessing the feasibility of integrating community stakeholder concerns and impacts into the Company’s executive compensation program. Based on the overall Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Target Amounts for CEO Compensation – Pay Disparity

Shareholder proposals requesting that the Company take into consideration the pay grades and/or salary ranges of all classifications of Company employees when setting target amounts for CEO compensation. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Equity Ratio Disclosure in Executive Compensation

Shareholder proposals requesting that the Company disclose equity ratio disclosure used by the compensation committee to set executive compensation. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposal on reform of executive compensation policy with social responsibility.

FOR shareholder proposals asking to ensure greater independence of compensation advisors.

FOR shareholder proposals to discontinue professional services allowance for NEOs.

Shareholder proposals on cessation of Stock Option and Bonus Programs. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Executive Perquisites

Shareholder proposals requesting that payments and/or reimbursements to current and former Named Executive Officers (NEOs) for personal expenses be discontinued. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Incentive Compensation and Risks of Material Losses

Shareholder proposals asking that the Company prepare a report, at reasonable cost, disclosing whether and how the Company has identified employees or positions, individually or as part of a group, who are eligible to receive incentive-based compensation that is tied to metrics that could have the ability to expose the Company to possible material losses, as determined in accordance with generally accepted accounting principles. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Advisory Vote on Executive Compensation

Shareholder proposals on adoption of advisory vote on executive compensation. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from overall Governance Score.

Shareholder proposals on pay for superior performance. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Drug Pricing Strategies in Incentive Compensation Plans

AGAINST shareholder proposals requesting report on the extent to which risks related to public concern over drug pricing strategies are integrated into incentive compensation arrangements. The report should include, but need not be limited to, discussion of whether incentive compensation arrangements reward, or not penalize, senior executives for (i) adopting pricing strategies, or making and honoring commitments about pricing, that incorporate public concern regarding the level or rate of increase in prescription drug prices; and (ii) considering risks related to drug pricing when allocating capital.

Executive Pay Confidential Voting

FOR shareholder proposals to adopt a bylaw provision restricting management’s access to vote tallies prior to the annual Meeting with respect to certain executive pay matters.

Clawback Provision Amendment of the Company Policy

Shareholder proposals requesting recoupment of awarded incentive pay and to state that conduct (intentional misconduct and not intentional misconduct) may trigger application of that policy. Based on the Compensation Score: FOR when the Company receives one of the lowest two results; AGAINST otherwise.

Quantifiable Performance Metrics

CASE-BY-CASE on shareholder proposals that request the board adopt the policy regarding quantifiable performance metrics. Based on the Compensation Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Accelerated Vesting

FOR shareholder proposals to implement double triggered with pro-rata vesting of awards.

Dividends

CASE-BY-CASE basis for shareholder proposals to increase dividends, but generally AGAINST in the absence of a compelling reason for.

Shareholder Proposals on Social and Environmental Issues

Environment

AGAINST shareholder proposals asking the Company to issue a report in support of circular economy.

AGAINST shareholder proposals that request companies to follow the CERES Principles.

Generally AGAINST proposals requesting reports that seek additional information, unless it appears that the Company has not adequately addressed shareholders’ relevant environmental concerns but FOR shareholder proposals requesting additional disclosure regarding hydraulic fracturing.

Shareholder proposals requesting that the Company issue an annual report to shareholders, at reasonable cost and omitting proprietary information, on plastic pollution. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on reduction of water pollution. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals promoting recycling.

AGAINST shareholder proposals requesting a report on recyclable packaging.

AGAINST shareholder proposals requesting a report on electronic waste.

AGAINST shareholder proposals on proper disposal of pharmaceuticals.

AGAINST shareholder proposals requesting a report on nanomaterials.

GHG Emissions

Shareholder proposals requesting that the Company adopt GHG emissions reductions goals and issue a report at reasonable cost and omitting proprietary information, on its plans to achieve these goals. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Energy

Shareholder proposals to encourage energy conservation and the development of alternate renewable and clean energy resources and to reduce or eliminate toxic wastes and greenhouse gas emissions. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on renewable energy adoption. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on distributed - scale clean electricity. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals that request that the Board prepare, at reasonable expense and omitting proprietary information, a sustainability report. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company nominate environmental expert to the Board of Directors. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Climate Change

Shareholder proposals on establishing a climate change committee. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on climate change. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company establish an annual advisory vote policy with respect to its environmental and climate change action plan and objectives. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting environmental and social due diligence. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report a report on 2-degree or 1.5-degree scenarios, IEA or IPCC reports, scenarios or assumptions, or any other climate- or net-zero transition-related models. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Fiduciary Carbon-Emission Relevance Report

Shareholder proposals requesting a report evaluating the material factors relevant to decisions about whether a 2050 net-zero carbon goal is appropriate; factors such as economic consequences of adopting a 2050 net-zero carbon goal, technological feasibility for the company, the possibility that the climate models that underlie such goals are incorrect etc. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company suspend memberships of industry associations that are involved in lobbying inconsistent with the goals of the Paris agreement. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on deforestation impacts in supply chain. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on limiting supply chain flaring. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on climate change and business model. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting a report on investment of retirement funds in companies contributing to climate change. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on public advocacy on climate change and energy by relevant industry associations. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on stranded assets due to climate change. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals on privatization of pollution assets.

Shareholder proposals requesting a report on risks of petrochemical investments. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals on new fossil fuel financing requesting adoption of a policy in which the Company takes available actions to help ensure that its financing does not contribute to new fossil fuel supplies.

AGAINST shareholder proposals requesting that the Company commit to continuing to invest in and finance the oil and gas sector and conduct a review of any and all of its policies to ensure that there are none that have the effect of encouraging divestment from the sector.

Shareholder proposal requesting a report on quantitative metrics identified by the Sustainability Accounting Standards Board (SASB) as providing material information on water resource risks for the meat, poultry and dairy sector at reasonable expense and excluding confidential information. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on environmental expenditures (voluntary climate-related activities) including incurred costs and associated significant and actual benefits that have accrued to shareholders, the public health and the environment, including the global climate, from the Company’s environment-related activities that are voluntary and that exceed U.S. and foreign compliance and regulatory requirements. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting a report on electrification of the transporation sector.

AGAINST shareholder proposals requesting a report on environmentally sensitive, protected areas.

Health

AGAINST shareholder proposals requesting a report on sugar and public health. AGAINST shareholder proposals regarding cage free egg progress disclosure.

Shareholder proposals requesting a report on antibiotics in livestock. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals to adopt a policy to phase out the routine use of antibiotics in the meat and poultry supply chain.

AGAINST shareholder proposals on protein diversification.

AGAINST shareholder proposal on disclosure of pesticide management data, requesting that the Company disclose, at reasonable expense and omitting proprietary information, quantitative metrics demonstrating measurable progress toward the reduction of synthetic chemical pesticide use in the Company’s supply chain.

Shareholder proposals that request the Company prepare a report disclosing the governance measures the Company has implemented to more effectively monitor and manage financial and reputational risks related to the opioid crisis in the U.S. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals that request the Compensation committee prepare a report on drug pricing. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholders proposals that request fair distribution and access to life- sustaining drugs and vaccines in affordable prices in both the United States and in low- income countries.

Shareholder proposal requesting a report on transfer of intellectual property to potential COVID-19 manufacturers. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting report on government financial support and access to COVID-19 vaccines and therapeutics. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting a report on public health costs of protecting vaccine technology. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company discontinue global sales of baby powder containing talc. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting a report on the Company’s efforts, to identify and reduce environmental and health hazards associated with past, present and future handling of coal combustion residuals and how those efforts may reduce legal, reputational and financial risks to the Company.

AGAINST shareholder proposals requesting that the Company prepare an independent third-party audit on driver health and safety.

AGAINST shareholder proposals requesting a report on health risks of continued in-store tobacco sales.

AGAINST shareholder proposals seeking support for the descheduling of Cannabis.

Social

AGAINST shareholders proposal requesting that the Company create a committee to prepare a report regarding the impact of plant closure on communities and alternatives to help mitigate the effects.

AGAINST shareholder proposals on transition to a public benefit corporation.

AGAINST shareholder proposals on financial initiatives that promote and strengthen communities, focusing on not only their economic effect but their social impact as well.

Northern Ireland

AGAINST proposals related to the MacBride Principles.

Military Business

Proposals on defense issues. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Proposals requesting reports that seek additional information on military related operations, unless the Company has been unresponsive to shareholder relevant requests. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on policies regarding military and militarized policing agencies. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from AGAINST.

Shareholder proposals requesting a report on development of products for military. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from AGAINST.

Human Rights, Labor Issues

Shareholder proposals on establishing a human rights committee. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company nominate for election at least one director with human/civil rights expertise. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals seeking a human rights report or human rights due diligence process to assess, identify, prevent and mitigate actual and potential adverse human rights impacts. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report evaluating the efficacy of the Company’s existing policies and practices to address the human rights impacts of its content management policies to address misinformation and disinformation across its platforms. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on data privacy. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals seeking reports on the Company’s activities affecting indigenous peoples. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposal regarding human and indigenous peoples’ rights and asking the Company to modify its committee charters, bylaws and/or articles of incorporation, to articulate the fiduciary duties of Board and management to ensure due diligence on human and indigenous peoples’ rights.

AGAINST shareholder proposals requesting the Board institute transparent procedures to avoid holding investments in companies that, in management’s judgment, substantially contribute to genocide or crimes against humanity, the most egregious violations of human rights.

Freedom of Expression

Shareholder proposals on policies of freedom of expression - to report annually to shareholders, at reasonable expense and excluding confidential and proprietary information, regarding the Company’s policies on freedom of expression and access to information, including whether it has publicly committed to respect freedom of expression as a human right; the oversight mechanisms for formulating and administering policies on freedom of expression and access to information. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Non-Partisanship/ Political Speech

AGAINST shareholder proposals requesting that the Board of Directors encourage a senior management commitment to avoid supporting or taking a public position on any controversial social or political issues (collectively “political speech”), without having previously, comprehensively and without bias justified by action on the basis of underlying business strategy, exigencies, and priorities.

Freedom of Association

Shareholder proposal regarding adoption of policy on the Company’s commitment to respect the rights to freedom of association and collective bargaining in its operations. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals requesting a third-party audit on workers’ freedom of association and collective bargaining rights.

Shareholder proposals requesting workplace safety reports: Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company issue a report, at reasonable cost and omitting proprietary information, to include key performance indicators on human capital management related to the Company’s portfolio, including reporting on the number and types of complaints received from employees, including contractors and temporary workers, the remedies offered under its grievance mechanism and the percentage of complaints resolved. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals to report to shareholders on the Company’s minimum requirements and standards related to workforce practices. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals regarding a slavery and human trafficking report. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report assessing the risk of increased sexual exploitation of children as the Company develops and offers additional privacy tools. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a disclosure whether the Company’s business operations involve, rely or depend on child labor. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company prepare an annual report regarding sexual harassment complaints. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company issue a report on prison labor in supply chain. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST on proposals relating to the Maquiladora Standards and international operating policies.

AGAINST proposals requesting reports on international operating policy issues, unless it appears the Company has not adequately addressed shareholder relevant concerns.

AGAINST shareholder proposals requesting a report, omitting confidential and privileged information and at reasonable expense, detailing any known or potential risks and costs to the company caused by enacted or proposed state policies severely restricting reproductive rights, and detailing any strategies beyond litigation and legal compliance that the company may deploy to minimize or mitigate these risks.

AGAINST shareholder proposals relating to reproductive rights and consumer data privacy.

AGAINST shareholder proposals supporting activities that include abortion, euthanasia or assisted suicide.

AGAINST shareholder proposals promoting in vitro fertilization for either assisting conception or for research.

World Debt Crisis

AGAINST proposals dealing with Third World debt.

AGAINST proposals requesting reports on Third World debt issues, unless it appears the Company has not adequately addressed shareholder relevant concerns.

Diversity, Equity and Inclusion

Shareholder proposals asking the Company to set a diversity target (of min of 40%) for the composition of its Board. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting establishment of equal employment opportunity policy. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Report on Diversity and Inclusion

Shareholder proposals requesting a report on the effectiveness of the Company’s diversity, equity, and inclusion efforts. The report should be done at reasonable expense, exclude proprietary information, and provide transparency on outcomes, using quantitative metrics for hiring, retention, and promotion of employees, including data by gender, race, and ethnicity. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

DE&I Policies Third Party - Audit Racial Equity/Civil Rights Audit

AGAINST shareholder proposals that request the Board of Directors commission an audit analyzing the impacts of the Company’s Equity, Diversity & Inclusion policies on civil rights, non-discrimination and returns to merit, and the impacts of those issues on the Company’s business. The audit may, in the Board’s discretion, be conducted by an independent and unbiased third party with input from civil rights organizations, public-interest litigation groups, employees and shareholders of a wide spectrum of viewpoints and perspectives. A report on the audit, prepared at reasonable cost and omitting confidential or proprietary information, should be publicly disclosed on the Company’s website.

Report on effects of DE&I /Report on Discrimination Risk Oversight and Impact

Shareholders proposals requesting that the Board of Directors conduct an evaluation and issue a report within the next year, at reasonable cost and excluding proprietary information and disclosure of anything that would constitute an admission of pending litigation, evaluating how it oversees risks related to discrimination against individuals based on their race, color, religion (including religious views), sex, national origin, or political views, and whether such discrimination may impact individuals’ exercise of their constitutionally protected civil rights. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Report on a cost/benefit analysis of its Diversity, Equity & Inclusion programs

Shareholder proposals requesting a report, omitting proprietary or confidential information and considering all relevant costs and benefits, including the reputational costs arising from discriminating on the basis of race, sex and orientation; the financial costs of selecting employees on bases other than merit; the costs associated with relying on incomplete or biased evidence, and related costs. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals asking that the Company rescind the Racial Equity Audit.

Shareholder proposals requesting a racial equity audit or a report on progress toward eliminating racial discrimination at the Company. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals regarding assessing inclusion in the workplace and requesting a report to shareholders on whether written policies or unwritten norms at the Company reinforce racism in the Company culture. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals on gender pay gap. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposal requesting paid sick leave for all employees. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting a report on worker misclassification. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Inclusive Hiring or Fair Chance Employment

Shareholder proposals requesting a report on hiring practices related to people with arrest or incarceration records. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Shareholder proposals requesting that the Company issue a report on ethical recruitment in global supply chains. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposal requesting disclosure of languages in which the directors are fluent in the skills and expertise matrix of the circular.

Animal Rights

AGAINST proposals that deal with animal rights.

AGAINST shareholder proposal supply chain practices report focusing on animal welfare.

Nonhuman primates report

AGAINST shareholder proposals requesting that the Board report to shareholders annually on the species, country of origin (including wild-caught or captive-bred, omitting proprietary information), and numbers of nonhuman primates imported by the company into the U.S.; the species and numbers of nonhuman primates transported within the country; and measures the company is taking to mitigate its impact on dwindling populations in nature.

Product Integrity and Sales, Marketing and Advertising

AGAINST shareholder proposals requesting a report on the Company’s activities related to safety measures and mitigation of harm associated with Company products.

AGAINST shareholder proposals on reducing sales and marketing of socially questionable products, including but not limited to alcohol, drugs, tobacco, weapons.

Shareholder proposals asking for responsible sourcing details of product. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Shareholder proposals requesting a policy to pause sourcing of cotton and other raw materials from China. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

AGAINST shareholder proposals regarding a report on plant-based milk pricing.

AGAINST shareholder proposals requesting that the Company voluntarily label genetically engineered (GE) ingredients in its products.

AGAINST shareholder proposals that request the Company prepare a report, at reasonable expense and omitting proprietary information, assessing actual and potential material financial risks or operational impacts on the Company related to these genetically modified organisms (GMO issues).

Shareholder proposals that request the Company prepare a report, on the social, health, and environmental effects of genetically modified organisms (GMOs). Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

AGAINST shareholder proposals to eliminate GE ingredients from the Company’s products, or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the Company’s products.

AGAINST shareholder proposals requesting that the Company make nicotine level information available to customers and begin reducing nicotine levels in the brands to a less addictive level.

Impact of Extended Patent Exclusivities on Product Access

Shareholder proposals requesting a report on a process by which the impact of extended patent exclusivities on product access would be considered in deciding whether to apply for secondary and tertiary patents. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Shareholder proposals requesting a report on external costs of disinformation in digital advertising. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Assessment of the Company’s advertising and marketing practices

Shareholder proposals requesting a report, at reasonable expense and excluding proprietary information, assessing whether the Company’s advertising and marketing practices may pose financial and/or reputational risks sufficient to have material impacts on the company’s finances and operations due to levels of gun violence. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Certification of Sound Commercial Practices Related to the Selling of Financial Products and Services Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Political Advertising and Posts

Shareholder proposals asking that the Board of Directors prepare, at a reasonable cost and excluding proprietary information, a report on the controversy surrounding political advertising and posts. Such report should evaluate the implications of the Company’s policies that may exempt politicians’ posts and political advertisements from elements of platform rules such as the Company’s Community Standards and its fact-checking process. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Algorithm Disclosure

Shareholder proposals requesting that the Company provide more quantitative and qualitative information on how algorithm systems are used to target and deliver ads, error rates, and the impact these systems had on user speech and experiences. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Anticompetitive Practices

Shareholder proposal regarding a report on board oversight of risks related to anticompetitive practices. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Report on Takedown Requests

Shareholder proposals regarding a report (within a reasonable time frame, at reasonable cost, and excluding confidential information) assessing the feasibility of public disclosing on an annual basis, by jurisdiction, the list of delisted, censored, downgraded, proactively penalized, or blacklisted terms, queries or sites that the Company implements in response to government requests. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Competitiveness and Protection of Personal Information

AGAINST shareholder proposals requesting that the Board of directors inform the shareholders of the investments the bank/company intends to make to update its computer systems so as to increase its competitiveness while enhancing privacy protection.

Facial Recognition Technology

Shareholder proposals on prohibition on sales of facial recognition technology to all government entities. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise. Change from AGAINST.

Business Operations and Ethics, Fair Practice

Provision of Services in Conflict Zones policy

AGAINST shareholder proposals requesting a policy on access to services in conflict zones. i.e. that the people in those regions do not suffer discriminatory exclusion from the Company’s financial services, or alternatively, if the Company chooses not to establish this policy, provide an evaluation of the economic impact the policy of exclusion has on the affected populations as well as the company’s finances, operations and reputation.

Politicized de-banking

Shareholder proposals requesting a report on politicized de-banking evaluating the Company’s policies or practices to make sure there are sufficient safeguards to prevent political or religious discrimination. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

AGAINST shareholder proposals requesting a congruency report on partnerships with globalist organizations that facilitate collaboration between businesses, governments and NGOs for social and political ends against the Company’s fiduciary duty to shareholders.

Shareholder proposals seeking disclosure of business operations in high risk countries or conflict complicit governments. Based on the Governance Rating score: FOR when the Company receives one of the lowest two scores on the Governance Rating; AGAINST otherwise.

Content Management Report/Content Enforcement Policies

Shareholder proposals requesting a report reviewing the efficacy of its enforcement of its terms of service related to content policies and assessing the risks posed by content management controversies. Based on the overall Governance Score: FOR when the Company receives one of the lowest two scores; AGAINST otherwise.

Cybersecurity

Shareholder proposals requesting a report on cyber risk. Based on the Cyber Security Risk Score: FOR when the Company receives one of the lowest two scores ; AGAINST otherwise.

In rare cases, Egan-Jones may choose to override the documented guideline recommendation when we believe it to be in the best long-term financial interest of shareholders.

Innovator ETFs® Trust

Part C – Other Information

Item 28.  Exhibits

Exhibit No.	Description
(a)(1)

Amended and Restated Agreement and Declaration of Trust of Registrant, dated December 5, 2025, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on December 18, 2025.

(2)

Certificate of Trust of Registrant, as filed with the State of Delaware on October 17, 2007, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 19, 2007.

(3)

Certificate of Amendment to Certificate of Trust of Registrant, as filed with the State Delaware on August 11, 2017, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2017.

(b)	By-Laws of the Registrant is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on December 18, 2025.
(c)	Not Applicable
(d)(1)

Investment Management Agreement by and between the Registrant, on behalf of the Funds, and Innovator Capital Management, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on December 13, 2017.

(2)

Revised Schedule A to the Investment Management Agreement by and between the Registrant, on behalf of the Funds, and Innovator Capital Management, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

(3)

Sub-Advisory Agreement by and between the Registrant, Innovator Capital Management, LLC and Parametric Portfolio Associates LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2022.

(4)

Revised Schedule A to the Sub-Advisory Agreement by and between the Registrant, Innovator Capital Management, LLC and Parametric Portfolio Associates LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

(e)(1)

Form of Distribution Agreement by and between the Registrant and Foreside Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2017.

(2)

Revised Exhibit A to the Distribution Agreement by and between the Registrant and Foreside Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

Exhibit No.	Description
(f)	Not Applicable
(g)(1)

Amended and Restated Custody Agreement by and between the Registrant and U.S. Bank National Association, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(2)

Amendment to the Amended and Restated Custody Agreement by and between the Registrant and U.S. Bank National Association, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(3)

Revised Exhibit B to the Custody Agreement by and between the Registrant and U.S. Bank National Association is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

(h)(1)

Amended and Restated Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(2)

Amendment to the Amended and Restated Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(3)

Revised Exhibit A to the Fund Accounting Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

(4)

Amended and Restated Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(5)

Amendment to the Amended and Restated Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(6)

Revised Exhibit A to the Fund Administration Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

Exhibit No.	Description
(7)

Amended and Restated Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated May 13, 2019, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 29, 2019.

(8)

Amendment to the Amended and Restated Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC, dated September 25, 2020, is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on October 15, 2020.

(9)

Revised Exhibit A to the Transfer Agent Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 17, 2026.

(10)	Form of Authorized Participant Agreement is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on November 7, 2017.
(i)	Not Applicable
(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.
(k)	Not Applicable
(l)	Not Applicable
(m)	Not Applicable
(n)	Not Applicable
(o)	Not Applicable
(p)(1)	Code of Ethics of Innovator ETFs® Trust is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 28, 2020.
(2)	Code of Ethics of Innovator Capital Management, LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on February 28, 2020.
(3)	Code of Ethics of Parametric Portfolio Associates LLC is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 20, 2022.
(4)	Code of Ethics for Foreside Fund Services, LLC not applicable per Rule 17j-1(c)(3).
(q)	Power of Attorneys is incorporated by reference to the Registrant’s Registration Statement on Form N-1A (File No. 333-146827) filed on May 28, 2024.

Item 29.  Persons Controlled By or Under Common Control with Registrant

Not Applicable

Item 30.  Indemnification

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

Item 31.  Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Innovator Capital Management, LLC, the investment adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Innovator Capital Management, LLC is incorporated by reference to the Form ADV filed by Innovator Capital Management, LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-110111).

Certain information pertaining to the business and other connections of Parametric Portfolio Associates LLC, the investment sub-adviser to the Funds, is hereby incorporated by reference from the Prospectus and Statement of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Parametric Portfolio Associates LLC is incorporated by reference to the Form ADV filed by Parametric Portfolio Associates LLC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-60485).

Item 32.  Principal Underwriter

(a)   Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.        AB Active ETFs, Inc.

2.        ABS Long/Short Strategies Fund

3.        ActivePassive Core Bond ETF, Series of Trust for Professional Managers

4.        ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

5.        ActivePassive International Equity ETF, Series of Trust for Professional Managers

6.        ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

7.        AdvisorShares Trust

8.        AFA Private Credit Fund

9.        AGF Investments Trust

10.      AIM ETF Products Trust

11.      Alexis Practical Tactical ETF, Series of Listed Funds Trust

12.      AlphaCentric Prime Meridian Income Fund

13.      American Century ETF Trust

14.      AMG ETF Trust

15.      Amplify ETF Trust

16.      Applied Finance Dividend Fund, Series of World Funds Trust

17.      Applied Finance Explorer Fund, Series of World Funds Trust

18.      Applied Finance Select Fund, Series of World Funds Trust

19.      Ardian Access LLC

20.      ARK ETF Trust

21.      ARK Venture Fund

22.      Bitwise Funds Trust

23.      BondBloxx ETF Trust

24.      Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

25.      Bridgeway Funds, Inc.

26.      Brinker Capital Destinations Trust

27.      Brookfield Real Assets Income Fund Inc.

28.      Build Funds Trust

29.      Calamos Convertible and High Income Fund

30.      Calamos Convertible Opportunities and Income Fund

31.      Calamos Dynamic Convertible and Income Fund

32.      Calamos Global Dynamic Income Fund

33.      Calamos Global Total Return Fund

34.      Calamos Strategic Total Return Fund

35.      Carlyle Tactical Private Credit Fund

36.      Cascade Private Capital Fund

37.      Catalyst/Perini Strategic Income Fund

38.      CBRE Global Real Estate Income Fund

39.      Center Coast Brookfield MLP & Energy Infrastructure Fund

40.      Cliffwater Corporate Lending Fund

41.      Cliffwater Enhanced Lending Fund

42.      Coatue Innovative Strategies Fund

43.      Cohen & Steers ETF Trust

44.      Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

45.      CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

46.      CrossingBridge Ultra-Short Duration ETF, Series of Trust for Professional Managers

47.      Curasset Capital Management Core Bond Fund, Series of World Funds Trust

48.      Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

49.      CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust

50.      Davis Fundamental ETF Trust

51.      Defiance BMNR Option Income ETF, Series of ETF Series Solutions

52.      Defiance Connective Technologies ETF, Series of ETF Series Solutions

53.      Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

54.      Defiance Quantum ETF, Series of ETF Series Solutions

55.      Denali Structured Return Strategy Fund

56.      Dodge & Cox Funds

57.      DoubleLine ETF Trust

58.      DoubleLine Income Solutions Fund

59.      DoubleLine Opportunistic Credit Fund

60.      DoubleLine Yield Opportunities Fund

61.      DriveWealth ETF Trust

62.      EIP Investment Trust

63.      Ellington Income Opportunities Fund

64.      ETF Opportunities Trust

65.      Exchange Listed Funds Trust

66.      Exchange Place Advisors Trust

67.      FIS Trust

68.      FlexShares Trust

69.      Fortuna Hedged Bitcoin Fund, Series of Listed Funds Trust

70.      Forum Funds

71.      Forum Funds II

72.      Forum Real Estate Income Fund

73.      GMO ETF Trust

74.      GoldenTree Opportunistic Credit Fund

75.      Gramercy Emerging Markets Debt Fund, Series of Investment Managers Series Trust

76.      Grayscale Funds Trust

77.      Guinness Atkinson Funds

78.      Harbor ETF Trust

79.      Harris Oakmark ETF Trust

80.      Hawaiian Tax-Free Trust

81.      Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

82.      Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

83.      Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

84.      Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

85.      Horizon Kinetics Medical ETF, Series of Listed Funds Trust

86.      Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

87.      Horizon Kinetics Texas ETF, Series of Listed Funds Trust

88.      Innovator ETFs Trust

89.      Ironwood Institutional Multi-Strategy Fund LLC

90.      Ironwood Multi-Strategy Fund LLC

91.      Jensen Quality Growth ETF, Series of Trust for Professional Managers

92.      John Hancock Exchange-Traded Fund Trust

93.      Kurv ETF Trust

94.      Lazard Active ETF Trust

95.      LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

96.      Lone Peak Value Fund, Series of World Funds Trust

97.      Mairs & Power Balanced Fund, Series of Trust for Professional Managers

98.      Mairs & Power Growth Fund, Series of Trust for Professional Managers

99.      Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

100.    Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

101.    Manor Investment Funds

102.    MoA Funds Corporation

103.    Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

104.    Morgan Stanley ETF Trust

105.    Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

106.    Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

107.    Morningstar Funds Trust

108.    NEOS ETF Trust

109.    Niagara Income Opportunities Fund

110.    NXG Cushing® Midstream Energy Fund

111.    NXG NextGen Infrastructure Income Fund

112.    OTG Latin American Fund, Series of World Funds Trust

113.    Overlay Shares Core Bond ETF, Series of Listed Funds Trust

114.    Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

115.    Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

116.    Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

117.    Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

118.    Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

119.    Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

120.    Palmer Square Funds Trust

121.    Palmer Square Opportunistic Income Fund

122.    Partners Group Private Income Opportunities, LLC

123.    Perkins Discovery Fund, Series of World Funds Trust

124.    Philotimo Focused Growth and Income Fund, Series of World Funds Trust

125.    Plan Investment Fund, Inc.

126.    Point Bridge America First ETF, Series of ETF Series Solutions

127.    Precidian ETFs Trust

128.    Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

129.    Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

130.    Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

131.    Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

132.    Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

133.    Renaissance Capital Greenwich Funds

134.    REX ETF Trust

135.    Reynolds Funds, Inc.

136.    RMB Investors Trust

137.    Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

138.    Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

139.    Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

140.    Roundhill Cannabis ETF, Series of Listed Funds Trust

141.    Roundhill ETF Trust

142.    Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

143.    Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

144.    Roundhill Video Games ETF, Series of Listed Funds Trust

145.    Rule One Fund, Series of World Funds Trust

146.    Russell Investments Exchange Traded Funds

147.    Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

148.    Six Circles Trust

149.    Sound Shore Fund, Inc.

150.    SP Funds Trust

151.    Sparrow Funds

152.    Spear Alpha ETF, Series of Listed Funds Trust

153.    STF Tactical Growth & Income ETF, Series of Listed Funds Trust

154.    STF Tactical Growth ETF, Series of Listed Funds Trust

155.    Strategic Trust

156.    Strategy Shares

157.    Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

158.    Tekla World Healthcare Fund

159.    Tema ETF Trust

160.    The 2023 ETF Series Trust

161.    The Community Development Fund

162.    The Cook & Bynum Fund, Series of World Funds Trust

163.    The Private Shares Fund

164.    The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

165.    Third Avenue Trust

166.    Third Avenue Variable Series Trust

167.    Tidal Trust I

168.    Tidal Trust II

169.    Tidal Trust III

170.    Tidal Trust IV

171.    TIFF Investment Program

172.    Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

173.    Timothy Plan International ETF, Series of The Timothy Plan

174.    Timothy Plan Market Neutral ETF, Series of The Timothy Plan

175.    Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

176.    Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

177.    Total Fund Solution

178.    Touchstone ETF Trust

179.    Trailmark Series Trust

180.    T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

181.    T-Rex 2x Inverse Ether Daily Target ETF, Series of World Funds Trust

182.    T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

183.    T-Rex 2x Long Ether Daily Target ETF

184.    U.S. Global Investors Funds

185.    Union Street Partners Value Fund, Series of World Funds Trust

186.    Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

187.    Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

188.    Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

189.    Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

190.    Virtus Stone Harbor Emerging Markets Income Fund

191.    Volatility Shares Trust

192.    WEBs ETF Trust

193.    Wedbush Series Trust

194.    Wellington Global Multi-Strategy Fund

195.    Wilshire Mutual Funds, Inc.

196.    Wilshire Variable Insurance Trust

197.    WisdomTree Trust

198.    XAI Octagon Floating Rate & Alternative Income Term Trust

(b)   The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is 190 Middle Street, Suite 301, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)   Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of 15 U.S.C. 80a-3-(a) and rules under that section, are maintained by U.S. Bank Fund Services, LLC and U.S. Bank, N.A., with the exception of those maintained by the Registrant’s investment adviser, Innovator Capital Management, LLC, 200 W. Front Street, Wheaton, Illinois 60187.

U.S. Bank Fund Services, LLC and U.S. Bank, N.A. provide general administrative, accounting, portfolio valuation, and custodian services, respectively, to the Registrant, including the coordination and monitoring of any third-party service providers and maintain all such records relating to these services.

Item 34.  Management Services

Not Applicable

Item 35.  Undertakings

Not Applicable

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on February 27, 2026.

Innovator ETFs® Trust
By:	/s/ H. Bruce Bond
H. Bruce Bond President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer, President and Trustee	February 27, 2026
H. Bruce Bond
/s/ Kathy Meyer	Vice President, Treasurer and	February 27, 2026
Kathy Meyer	Principal Financial Accounting Officer
)
Mark Berg*	Trustee)
)
	)	By:	/s/ H. Bruce Bond
Joe Stowell*	Trustee)		H. Bruce Bond
	)		Attorney-In-Fact February 27, 2026
)
Brian J. Wildman*	Trustee)
)

____________

*        An original power of attorney authorizing H. Bruce Bond to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(j)	Consent of Independent Registered Public Accounting Firm